REGISTRATION NO: 33-83354
                                                                        811-8732

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 14

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23

                                 --------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

           333 West 34th Street, 10th Floor, New York, New York 10001
              (Address of Depositor's Principal Executive Offices)
                  Depositor's Telephone Number: (212) 615-7201

                                Ernest J. Wright
                      First Citicorp Life Insurance Company
                                  One Cityplace
                             Hartford, CT 06103-3415
               (Name and Address of Agent for Service of Process)

                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filling will become effective:

[   ]    immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]    on May 2, 2005 pursuant to paragraph (b) of Rule 485

[   ]    60 days after filing pursuant to paragraph (a) of Rule 485

[   ]    on _____________ pursuant to paragraph (a)(i) pf Rule 485

If appropriate, check the following box:

[   ]    this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

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

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                       FLEXIBLE PREMIUM DEFERRED VARIABLE
                                ANNUITY CONTRACT
                                    issued by

                      FIRST CITICORP LIFE INSURANCE COMPANY

                                   PROSPECTUS

This Prospectus describes the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("We," "us," "our" or " FCLIC").

The Contract has 22 investment choices: a Fixed Account and 21 Subaccounts, which are divisions of the First Citicorp Life Variable Annuity Separate Account. You can put your money into the Fixed Account and/or any of these Subaccounts. Money directed to the Fixed Account earns a declared interest rate that is guaranteed by us. Money directed to any Subaccount is invested exclusively in a single Investment Portfolio. These 21 Investment Portfolios are professionally managed and provide a broad range of investment strategies (growth and income, aggressive growth, income, etc.), styles (growth, value, etc.) and asset classes (stocks, bonds, international, etc.) and are listed below. Investments in the Investment Portfolios are not guaranteed. You could lose money.

Please read this prospectus carefully and keep it for future reference. It contains important information about the First Citicorp Life Flexible Premium Variable Annuity Contract that you ought to know before investing.

To learn more about the Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated the same date as this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. The SAI's table of contents is on the last page of this prospectus. For a free copy of the SAI, call us at (800) 497-4857 or write us at our Customer Service Office at One Cityplace, Hartford, CT 06103-3415.

VARIABLE ANNUITY CONTRACTS ARE SUBJECT TO MARKET FLUCTUATION, REINVESTMENT RISK AND POSSIBLE LOSS OF PRINCIPAL INVESTED. THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

AIM VARIABLE INSURANCE FUNDS                                     TRAVELERS SERIES FUND INC.
   AIM V.I. Capital Appreciation Fund -- Series I Shares            Smith Barney Aggressive Growth Portfolio
   AIM V.I. Core Equity Fund -- Series I Shares                  VARIABLE ANNUITY PORTFOLIOS
   AIM V.I. Government Securities Fund -- Series I Shares           Smith Barney Small Cap Growth Opportunities Portfolio
   AIM V.I. Growth Fund -- Series I Shares                       VARIABLE INSURANCE PRODUCTS FUND
   AIM V.I. International Growth Fund -- Series I Shares            Contrafund(R) Portfolio -- Initial Class
   AIM V.I. Premier Equity Fund -- Series I Shares                  Equity-Income Portfolio -- Initial Class
GREENWICH STREET SERIES FUND                                        Growth Portfolio -- Initial Class
   Appreciation Portfolio                                           High Income Portfolio -- Initial Class
MFS VARIABLE INSURANCE TRUST                                        Index 500 Portfolio -- Initial Class
   MFS(R) Emerging Growth Series                                      Overseas Portfolio -- Initial Class
   MFS(R) Money Market Series
   MFS(R) Research Bond Series(1)
   MFS(R) Research Series
   MFS(R) Strategic Income Series
   MFS(R) Total Return Series
--------------
(1)     Formerly MFS(R) Bond Series



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Index of Special Terms....................................    2      Qualified Annuity Contracts.....................   18
Summary...................................................    3        Taxation of Qualified Annuity Contracts.......   18
Fee Tables................................................    6        Mandatory Distributions for Qualified
Examples..................................................   10          Plans.......................................   18
Section 1: The Annuity Contract...........................   10      Non-qualified Annuity Contracts.................   19
Section 2: Annuity Payments (The Income Phase)............   11        Diversification Requirements for Variable
   Variable Annuity Income Payments.......................   11          Annuities...................................   20
   Fixed Annuity Income Payments..........................   11        Ownership of the Investments..................   20
   Annuity Income Options.................................   11        Taxation of Death Benefit Proceeds............   20
Section 3: Purchase.......................................   12      Other Tax Considerations........................   20
   Purchase Payments......................................   12        Treatment of Charges for Optional
   Allocation of Purchase Payments........................   12          Death Benefits..............................   20
   Free Look Period.......................................   12        Penalty Tax for Premature Distribution........   20
   Accumulation Units.....................................   13        Puerto Rico Tax Considerations................   20
Section 4: Investment Options.............................   13        Non-Resident Aliens...........................   21
   Transfers During the Accumulation Phase................   15   Section 7: Access to Your Money....................   21
   Transfers During the Income Phase......................   15      Systematic Withdrawal Program...................   21
   Transfer Requests......................................   15   Section 8: Death Benefits..........................   21
   Dollar Cost Averaging Program..........................   15      Upon Your Death.................................   21
   Voting Rights..........................................   16      Death of the Annuitant..........................   22
   Substitution...........................................   16   Section 9: Other Information.......................   23
Section 5: Charges and Deductions.........................   16      First Citicorp Life Insurance Company...........   23
   Insurance Charges......................................   16      The Separate Account............................   23
   Annual Contract Fee....................................   16      Distribution of Variable Annuity Contracts......   23
   Surrender Charges......................................   17      Ownership.......................................   25
   Surrender Processing Fee...............................   17      Beneficiary.....................................   25
   Premium Taxes..........................................   17      Suspension of Payment or Transfers..............   25
   Transfer Processing Fee................................   17      Modifications...................................   25
   Investment Portfolio Expenses..........................   17      Restrictions on Financial Transactions..........   25
Section 6: Taxes..........................................   18      Legal Proceedings...............................   25
   General Taxation of Annuities..........................   18      Financial Statements............................   26
   Types of Contracts: Qualified and Non-qualified........   18      Inquiries.......................................   26
                                                                  Statement Of Additional Information
                                                                     Table Of Contents...............................   27
                                                                  Appendix: Condensed Financial Information..........  A-1


                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as easy as possible for you to read and understand. However, the nature of variable annuities requires us to use certain technical words or terms. The page shown below is where we believe you will find the best explanation for the word or term.

Accumulation Phase........................................   8   Income Phase........................................   9
Accumulation Unit.........................................  11   Investment Portfolios...............................  11
Annuitant.................................................   3   Joint Owner.........................................   8
Annuity Income Date.......................................   9   Non-Qualified Contract..............................  17
Annuity Income Options....................................   9   Owner...............................................  21
Annuity Income Payments...................................   9   Purchase Payment....................................  10
Annuity Unit..............................................  11   Qualified Contract..................................  16
Beneficiary...............................................  21   Separate Account....................................  20
Business Day..............................................  10   Subaccount..........................................   3
Contract Value............................................   8   Tax Deferral........................................   8
Contract Year.............................................  13
Fixed Account.............................................   3

                                     SUMMARY

THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS THAT DISCUSS THE TOPICS IN GREATER DETAIL.

1. THE ANNUITY CONTRACT: The variable annuity offered by First Citicorp Life Insurance Company ("We," "Our" and "Us") is a contract between you, the Owner, and us, an insurance company. The Contract enables you to invest on a tax-deferred basis in a Fixed Account and 21 different Subaccounts. The Contract is intended for use in making long term financial plans, including saving for retirement and estate planning, and provides for a death benefit and guaranteed income options.

The Fixed Account earns interest annually at a fixed rate that is guaranteed by us never to be less than 3.0% and may be more. This rate is established separately for each new Purchase Payment or transfer you pay into the Fixed Account. Once established, a rate is guaranteed for 12 months. While money is in the Fixed Account, the interest earned as well as your principal is guaranteed by us.

Money directed to any of the 21 Subaccounts is, in turn invested exclusively in a single Investment Portfolio. The Investment Portfolios thus available under the Contract are listed in Section 4. These portfolios are designed and professionally managed and allow for a broad range of investment strategies (growth and income, aggressive growth, income, etc.) styles, (growth, value, etc.,) and asset classes (stocks, bonds, international, etc.). Amounts invested in the Investment Portfolios will fluctuate daily based on the portfolio's investment performance. Investments in the Investment Portfolios are NOT guaranteed and may increase or decrease. You could lose all of your money.

You can put money into the Fixed Account and any or all of the Investment Portfolios by investing in the corresponding Subaccount. You can transfer your money between the Fixed Account and/or the Subaccounts, subject to certain limitations which are explained elsewhere in this prospectus. See "Transfers during the Accumulation Phase."

The Contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income only if you make a withdrawal. The Income Phase occurs when we begin making regular payments from the Contract to you or some other person you name (the "Annuitant"). The amount of money you are able to accumulate under the Contract during the Accumulation Phase, as well as the manner in which payments are made, will determine the amount of the payments made during the Income Phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want regular income from your annuity, paid either to you or some other person(s), you may choose one of several Annuity Income Options. You may also elect to receive all of your Contract Value in one lump sum or paid under any other plan to which we agree. Once regular income payments begin, you cannot change the payment plan.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. You can choose to have payments come from the Fixed Account, one or more of the Subaccounts or both. If you choose to have any part of the payments come from the Subaccounts, the dollar amount of the income payments may go up or down, depending on the investment performance of the corresponding Investment Portfolios.

3. PURCHASE: You may purchase a Contract with $5,000 or more. For tax qualified contracts (such as IRAs and Roth IRAs), we require only $2,000. The Contract is also available for use in connection with beneficiary-directed transfers of death proceeds from another contract. You can add $500 or more to your Contract at any time during the Accumulation Phase ($100 or more to tax qualified contracts). No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds.

4. INVESTMENT OPTIONS: You may put your money in any or all of the available Investment Portfolios by directing it into the corresponding Subaccount. The Investment Portfolios are described in their own prospectuses. You can make or lose money in any of these portfolios, depending on market conditions.

You may also invest in the Fixed Account.

5. CHARGES AND DEDUCTIONS:

FOR ALL CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999: The Contract has insurance features and investment features and there are costs related to each. Each year, during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional purchase payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 0.99% of the average daily value of your Contract allocated to the subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999: The Contract has insurance features and investment features and there are costs related to each. Each year during the Accumulation Phase, we deduct a $30 contract fee from your Contract. This charge is waived if the value of your Contract is at least $25,000 or if you have added at least $2,500 ($2,000 for Qualified Contracts) in additional Purchase Payments to your Contract during the last 12 months. We also deduct for insurance charges on an annual basis a total of 1.40% of the average daily value of your Contract allocated to the Subaccounts. We may change this charge in the future but it will never be greater than 1.40%.

If you take any money out of the Contract, we may assess a Surrender Charge on any Purchase Payment you withdraw. The amount of the Surrender Charge is dependent on the number of years since the Purchase Payment was added to the Contract. This Surrender Charge ranges from a maximum of 7% in the first year after payment, declining 1% each year until the sixth year, when it becomes 0%. If you surrender the Contract by taking out its entire value, or when you begin receiving regular income payments under it, we may assess a state premium tax ranging from 0-5%, depending upon the state in which you live.

In addition, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. We are not currently assessing this charge.

There are also investment charges, which range from 0.34% to 1.15% of the average daily value of the Investment Portfolio, depending on the portfolios in which your Contract is invested.

We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. Currently, we are not charging this fee until the 19th transfer in a Contract Year.

For information concerning the compensation we pay for the sale of Contracts, see "Distribution."

6. TAXES: Earnings under the Contract are not taxed until you take them out (if you are a natural person). If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may also be charged a 10% federal tax penalty on the withdrawn earnings. Payments during the Income Phase may be considered partly to be a return of your original investment. That part of each payment is not taxable as income. Special tax rules apply if your annuity has been issued as a Qualified Contract under the Internal Revenue Code.

7. ACCESS TO YOUR MONEY: You can take some or all of the money out of your Contract at any time during the Accumulation Phase. You can take all of your earnings and up to 10% of your total Purchase Payments each year without any Surrender Charge. Withdrawals in excess of this amount will be charged the applicable Surrender Charge. After we have held the Purchase Payment for 5 years, there is no charge for withdrawing it. Of course, you may have to pay income tax and a tax penalty on any earnings you take out. Each Purchase Payment you add to your Contract has its own 5-year Surrender Charge period.

8. DEATH BENEFITS: If you die before the Income Phase begins, the person you have chosen as your Beneficiary will receive a death benefit. This death benefit will be the greater of: (1) the value of your Contract on the date we receive proof of your death; (2) the money you've put into the Contract less any Purchase Payments withdrawn; or (3) the value of your Contract on the most recent 5-year anniversary after the date of issue plus any money you've added minus any money withdrawn since that anniversary. If you die on or after age 75, slightly different rules apply.

9. OTHER INFORMATION:

FREE LOOK: If you cancel the Contract within 10 days after receiving it, we will refund: (1) the value of your Contract invested in the Subaccounts on the day we receive your request and any insurance charges assessed, plus (2) any Purchase Payments invested in the Fixed Account not previously withdrawn. No Surrender Charge will be assessed. This may be more or less than your Purchase Payments.

NO PROBATE: In most cases, any death benefit paid to your Beneficiary will not have to pass through probate.

DOLLAR COST AVERAGING PROGRAM: An optional Dollar Cost Averaging program is available that permits you to transfer a set dollar amount systematically from the Subaccount investing in the Money Market Portfolio or the Fixed Account to any other Subaccount, subject to certain restrictions. This reduces the risk of investing in a portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline.

SYSTEMATIC WITHDRAWALS: You may arrange to have money automatically sent to you each month while your Contract is still in the Accumulation Phase. Of course, you may have to pay taxes and surrender charges on the money you receive.

                                   FEE TABLES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE...............................................7%(1)
       (AS A PERCENTAGE OF THE PURCHASE PAYMENTS WITHDRAWN)

       TRANSFER CHARGE.................................................$25(2)
       (ASSESSED ON TRANSFERS THAT EXCEED 18 PER YEAR)

       SURRENDER PROCESSING FEE........................................None(3)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...........................$30(4)
--------------

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


           YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
      --------------------------------------------- -----------------------
       GREATER THAN OR EQUAL TO    BUT LESS THAN
               0 years                1 years                 7%
               1 years                2 years                 6%
               2 years                3 years                 5%
               3 years                4 years                 4%
               4 years                5 years                 3%
               5+ years                                       0%


(2) We reserve the right to charge a $25 transfer fee on each transfer after the first 12 transfers in any Contract Year. See "Section 5: Charges and Deductions."

(3) We reserve the right to assess a processing fee equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal (including the final surrender) after the first 12 withdrawals in any Contract Year. See "Section 5: Charges and Deductions."

(4) We will waive the Annual Contract Fee in its entirety if, at the time this fee would be deducted, the Contract Value is at least $25,000. The Annual Contract Fee will also be waived in its entirety for any Contract Year during which Purchase Payments of at least $2,500 ($2,000 for Qualified Contracts), excluding the initial Purchase Payment, are paid.

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1,
1999) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

       Mortality and Expense Risk Charge.........    0.84%
       Administrative Expense Charge.............    0.15%
                                                    ------
       Total Separate Account Expenses...........    0.99%

ANNUAL SEPARATE ACCOUNT CHARGES (FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999) (AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts.

 Mortality and Expense Risk Charge...............................     1.25%
 Administrative Expense Charge...................................     0.15%
                                                                      -------
 TOTAL ANNUAL SEPARATE ACCOUNT CHARGES...........................     1.40%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-497-4857.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                           MINIMUM                        MAXIMUM
                                                                  --------------------------     ---------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                        0.10%                          1.66%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                DISTRIBUTION                               CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER             ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES       EXPENSES     REIMBURSEMENT        EXPENSES
------------------             -------------   ---------------  --------    ------------   ----------------     ----------
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Capital
     Appreciation Fund --
     Series I Shares..........      0.61%            --           0.30%         0.91%            --                 0.91%(1)
   AIM V.I. Core Equity Fund
     -- Series I Shares.......      0.61%            --           0.30%         0.91%            --                 0.91%(1)
   AIM V.I. Government
     Securities Fund --
     Series I Shares..........      0.47%            --           0.40%         0.87%            --                 0.87%(2)
   AIM V.I. Growth Fund --
     Series I Shares..........      0.63%            --           0.28%         0.91%            --                 0.91%(1)
   AIM V.I. International
     Growth Fund -- Series I
     Shares...................      0.74%            --           0.40%         1.14%            --                 1.14%(1)
   AIM V.I. Premier Equity
     Fund -- Series I Shares..      0.61%            --           0.30%         0.91%            --                 0.91%(1)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....      0.73%            --           0.02%         0.75%            --                 0.75%(3)
MFS VARIABLE INSURANCE TRUST
   MFS(R) Emerging Growth Series    0.75%            --           0.12%         0.87%            --                 0.87%(4)
   MFS(R) Money Market Series...    0.50%            --           1.16%         1.66%           1.06%               0.60%(5)
   MFS(R) Research Bond Series..    0.60%            --           0.39%         0.99%           0.29%               0.70%(5)
   MFS(R) Research Series.......    0.75%            --           0.13%         0.88%            --                 0.88%(4)
   MFS(R) Strategic Income
     Series...................      0.75%            --           0.33%         1.08%           0.18%               0.90%(5)
   MFS(R) Total Return Series...    0.75%            --           0.08%         0.83%            --                 0.83%(4)

                                                DISTRIBUTION                               CONTRACTUAL FEE      NET TOTAL
                                                   AND/OR                   TOTAL ANNUAL       WAIVER             ANNUAL
                                 MANAGEMENT    SERVICE (12b-1)    OTHER       OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                     FEE            FEES        EXPENSES       EXPENSES     REIMBURSEMENT        EXPENSES
------------------             -------------   ---------------  --------    ------------   ----------------     ----------
TRAVELERS SERIES FUND INC.
   Smith Barney Aggressive
     Growth Portfolio........       0.80%             --          0.02%         0.82%            --                 0.82%(6)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............       0.75%             --          0.35%         1.10%            --                 --(12)
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --
     Initial Class...........       0.57%             --          0.11%         0.68%            --                 --(7),(12)
   Equity-Income Portfolio --                                                                                       --(8),
     Initial Class...........       0.47%             --          0.11%         0.58%            --                 (12)
   Growth Portfolio --                                                                                              --(9),
     Initial Class...........       0.58%             --          0.10%         0.68%            --                 (12)
   High Income Portfolio --
     Initial Class...........       0.58%             --          0.13%         0.71%            --                 0.71%
   Index 500 Portfolio --
     Initial Class...........       0.10%             --           --           0.10%            --                 0.10%(10)
   Overseas Portfolio --                                                                                            --(11),
     Initial Class...........       0.72%             --          0.19%         0.91%            --                 (12)


NOTES
 (1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales;
       (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

 (2) Other Expenses includes interest expense of 0.09%. Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

 (3) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints:
       0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

 (4) The series has an expense offset arrangement that reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, "Other Expenses" would equal 0.86% for Emerging Growth Series, 0.87% for Research Series and 0.82% for Total Return Series.

 (5) The series has an expense offset arrangement that reduces its custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Additionally, MFS has contractually agreed, subject to reimbursement, to bear the series expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.20% annually for Research Bond Series, 0.10% for Money Market Series and 0.15% for Strategic Income Series. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

 (6) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.
 (7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.66%. These offsets may be discontinued at any time.
 (8) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.57%. These offsets may be discontinued at any time.

 (9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65%. These offsets may be discontinued at any time.

 (10) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, securities lending fees, brokerage commissions or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

 (11) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.87%. These offsets may be discontinued at any time.

 (12) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                      VOLUNTARY FEE
                                                                                      WAIVER AND/OR
                                                                                         EXPENSE               NET TOTAL ANNUAL
        FUNDING OPTION                                                                REIMBURSEMENT           OPERATING EXPENSES
                                                                                 ------------------------   -----------------------
        Smith Barney Small Cap Growth Opportunities Portfolio................             0.20%                      0.90%
        Contrafund(R) Portfolio -- Initial Class...............................           0.02%                      0.66%
        Equity-Income Portfolio -- Initial Class.............................             0.01%                      0.57%
        Growth Portfolio -- Initial Class....................................             0.03%                      0.65%
        Overseas Portfolio -- Initial Class..................................             0.04%                      0.87%

EXAMPLES:

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

                                                   IF CONTRACT IS NOT SURRENDERED OR            IF CONTRACT IS SURRENDERED AT
                                                 ANNUITIZED AT THE END OF PERIOD SHOWN:          THE END OF PERIOD SHOWN:
                                              ----------------------------------------- -------------------------------------------
FUNDING OPTION                                1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                              -------- -------- - --------   ----------   -------   -------    --------   ---------
Underlying Fund with Maximum Total Annual       1009      1446       1908       3378       309       946        1608        3378
Operating Expenses..........................
Underlying Fund with Minimum Total Annual
Operating Expenses..........................    853       976        1121       1796       153       476         821        1796

SECTION 1: THE ANNUITY CONTRACT

An annuity is a contract between the Owner ("you"), and an insurance company (in this case, First Citicorp Life Insurance Company), where the insurance company promises to pay an income to you, or some other person you name (the "Annuitant"), in the form of Annuity Income Payments, beginning on a date that's at least 30 days in the future. Until the date Annuity Income Payments begin, the Contract is in the Accumulation Phase. Once Annuity Income Payments begin, the Contract is in the Income Phase. Your earnings under the Contract are tax deferred.

Tax deferred means that earnings or appreciation of the assets in your Contract aren't taxed until money is taken out.

This Contract is a variable annuity. It enables you to put money into a number of different Subaccounts, each of which invests exclusively in a single Investment Portfolio. The amount of money you are able to accumulate under the Contract during the Accumulation Phase depends on the investment performance of the Investment Portfolio(s) in which your money is invested. Depending on market conditions, any of these portfolios can make or lose money. Each Subaccount is a division of the First Citicorp Life Variable Annuity Separate Account. The Separate Account is an investment account we establish to receive and invest Purchase Payments under the Contract that is insulated from any profit or loss arising from any other business we conduct.

The Contract also contains a Fixed Account. The Fixed Account is part of our General Account that supports our insurance and annuity obligations. All assets in the Fixed Account are subject to the general liabilities of our business operations. The Fixed Account earns interest annually at a rate guaranteed by us never to be less than 3.0% and may be more. This rate is established by us, at our sole discretion, for each Purchase Payment or transfer into the Fixed Account. Once established, a rate is guaranteed for 12 months. We have no specific formula for determining Fixed Account interest rates. If you select the Fixed Account, the amount of money you are able to accumulate during the Accumulation Phase depends on the total interest credited to the Fixed Account. You bear the risk that the interest rate will not rise above 3%.

Your total Contract Value is equal to the dollar amount you have in the Fixed Account plus the dollar value of any amounts you have which are invested in the different Investment Portfolios.

As Owner of the Contract, you exercise all rights under it before the Annuity Income Date. You can name a new Owner by notifying us. You may co-own the Contract with someone else ("Joint Owner"). You may name or change the person who will receive the Annuity Income Payments. Your rights under the Contract end when Annuity Income Payments begin, unless you are also the person receiving these payments (the "Annuitant"). More information about your rights under the Contract is included in "Section 10: Other Information."

This prospectus describes our basic Contract. There may be differences in the features, benefits, and charges, in your Contract because of the state requirements where we issued your Contract. Please review your Contract for a description of the differences.

SECTION 2: ANNUITY PAYMENTS (THE INCOME PHASE)

Under the Contract, you can choose the month and year in which Annuity Income Payments begin. That date is called the Annuity Income Date. You can also choose the frequency of Annuity Income Payments and the plan on which those payments are based. We call these Annuity Income Options.

You may choose your Annuity Income Date and annuity income option when you purchase the Contract. However, you may defer these decisions until a later date if you wish, or once chosen, you can change them at any time before the Annuity Income Date if you give us at least 30 days' notice. The Annuity Income Date cannot be any earlier than one month after you buy the Contract. If you don't choose an Annuity Income Date, Annuity Income Payments will begin on the Annuitant's 65th birthday or 10 years after the date the Contract was issued, whichever is later. However, Annuity Income Payments must begin by the first day of the month following the Annuitant's 85th birthday. Certain plans that qualify for special tax considerations may require an earlier Annuity Income Date.
(See "Section 6: Taxes")

If you don't choose an annuity income option by the time Annuity Income Payments begin, we will make the payments under Option 3 (see below) as a Life Annuity with 10 years of payments guaranteed. If you do not identify another Annuitant, we will consider you to be the Annuitant.

During the Income Phase, you have the same investment choices you had during the Accumulation Phase. At the Annuity Income Date, you can select whether payments will come from the Fixed Account, one or more of the Subaccounts, or a combination of both. If you don't tell us otherwise, Annuity Income Payments will be based on the value of your investments under the Contract, and their allocations among the Fixed Account and the Subaccounts on the Annuity Income Date.

VARIABLE ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Subaccounts, the payment amount will depend on four things: (1) the portion of the Contract Value you keep in the Subaccounts on and after the Annuity Income Date; (2) the 3.0% assumed investment rate used in the Contract's annuity tables; (3) the performance of the Investment Portfolios in which the Subaccounts are invested; and (4) the annuity income option you choose. If, after all charges and deductions, the combined total return of the Subaccounts you have chosen exceeds the 3.0% annual assumed rate, your Annuity Income Payments will increase. Similarly, if the combined total return of the Subaccounts chosen is less than the 3.0% annual assumed rate, your Annuity Income Payments will decrease. For detailed information on how variable Annuity Income Payments are determined, see the SAI.

FIXED ANNUITY INCOME PAYMENTS: If you choose to have any portion of your Annuity Income Payments come from the Fixed Account, the payment amount will be fixed and guaranteed by us. The payment amount will depend on three things: (1) the portion of the Contract Value you keep in the Fixed Account on and after the Annuity Income Date; (2) the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%); and (3) the annuity income option you choose.

ANNUITY INCOME OPTIONS: You may select one of the following standard Annuity Income Options. In addition, you may elect any other method of payment that is mutually agreeable to you and us. After Annuity Income Payments begin, you cannot change the annuity income option.

OPTION 1: INCOME FOR A FIXED PERIOD. Under this option, we will make Annuity Income Payments each month for a fixed number of years. The number of years must be at least 5 and not more than 30. If the Annuitant dies and we have made Annuity Income Payments for less than the selected period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant. This option is available only for Annuity Income Payments from the Fixed Account and only if the Annuity Income Date is at least 5 years from the date the Contract was issued.

OPTION 2: LIFE ANNUITY. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Income Payments.

OPTION 3: LIFE ANNUITY WITH PERIOD CERTAIN. Under this option, we will make an Annuity Income Payment each month as long as the Annuitant is alive. If the Annuitant dies and we have made Annuity Income Payments for less than the selected guaranteed period, we will continue to make Annuity Income Payments for the rest of the guaranteed period to any person named by the Annuitant.

OPTION 4: JOINT AND SURVIVOR ANNUITY. Under this option, we will make Annuity Income Payments each month as long as the Annuitant and a second person are both alive. When either of these persons dies, we will continue to make Annuity Income Payments to the survivor. When the survivor dies, we stop making Annuity Income Payments.

NOTE CAREFULLY: Under options 2 and 4 it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the second annuity payment was due; and only two payments if the Annuitant(s) were to die before the third annuity payment was due; etc.

Annuity Income Payments are made monthly unless we agree to some other payment schedule. If you have less than $2,000 under the Contract to apply toward payments, we may pay your Annuity Income Payment in a single lump sum. If your Annuity Income Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Income Payments are at least $50.

SECTION 3: PURCHASE

The Contract may be purchased by anyone age 90 or younger.

PURCHASE PAYMENTS: A Purchase Payment is the money you give us to buy the Contract. The minimum we will accept when the Contract is bought is $5,000 ($2,000 if the Contract qualifies for special tax treatment under the IRS Code). You can make additional Purchase Payments at any time (except for Contracts purchased with a beneficiary-directed transfer of death proceeds), and you may arrange for Purchase Payments to be made automatically from your bank account or other source each month. We have the right to require each additional payment to be at least $500 ($100 for Qualified Contracts). Our approval is required if total Purchase Payments in any Contract Year exceed $1,000,000.

ALLOCATION OF PURCHASE PAYMENTS: When you purchase a Contract, we will allocate your Purchase Payment to the Fixed Account and/or one or more of the Subaccounts as you have directed us, for investment in the corresponding Investment Portfolios. If you make additional Purchase Payments, we will allocate them the same way as your first Purchase Payment unless you tell us otherwise. You may direct individual Purchase Payments to one or more Subaccounts and/or to the Fixed Account without changing your current allocation schedule. Your allocation directions must be in whole percent and each Purchase Payment must result in a minimum allocation of $100 to each selected Investment Portfolio and/or the Fixed Account.

You should periodically review your Purchase Payment allocation schedule in light of market conditions and your overall financial objectives.

Once we receive your initial Purchase Payment, and all necessary information, we will allocate your Purchase Payment and issue your Contract within 2 Business Days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 Business Days, we will either send the money back to you or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional Purchase Payments, we will credit those amounts to your contract within one Business Day after receipt at the price next determined after we receive the payment. A Business Day is any day when both the New York Stock Exchange and us are open for business. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time. We are open for business on all days that the New York Stock Exchange is open for business.

FREE LOOK PERIOD: If you change your mind about owning this Contract, you may cancel it within 10 days after receiving it (or other period as may be required in your state). When you cancel the Contract within this time period, we will not assess a Surrender Charge. You will receive the value of your Contract invested in the Subaccounts on the day we receive your request and any insurance charges assessed plus any Purchase Payments invested in the Fixed Account not previously withdrawn. This amount may be more or less than the aggregate amount of Purchase Payments made up to that time. If you have purchased your Contract as an IRA, we may be required to give you back your full Purchase Payment if you decide to cancel it within this period. If that is the case, we have the right to put any portion of your initial Purchase Payment allocated to a Subaccount into the Money

Market Subaccount until the end of the cancellation period described above. At the end of that period, we will reallocate your initial Purchase Payment according to your allocation directions. Currently, however, all Purchase Payments are allocated directly to the Subaccounts as you direct. We will consider the Contract received five days after it is mailed to your last known address.

ACCUMULATION UNITS: In order to keep track of the value of your Contract during the Accumulation Phase, we use a unit of measure we call an Accumulation Unit. During the Contract's Income Phase, we call the unit an Annuity Unit. These units represent your ownership interest in a Subaccount. When you make a Purchase Payment, or transfer money, into a Subaccount, we credit that Subaccount with Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount of the Purchase Payment or transfer allocated to the Subaccount by the value of an Accumulation Unit for that Subaccount next determined as of the end of that Business Day. If you make a withdrawal or transfer out of a Subaccount or if we assess transfer or Surrender Charges or an Annual Contract Fee, we subtract Accumulation Units from the Subaccount in a similar manner.

At the close of each Business Day, we determine the value of an Accumulation Unit for each Subaccount. We do this by:

     (1) determining the total value of the Subaccount's investment in the corresponding Investment Portfolio, using the portfolio's net asset value calculated at the end of that day;

     (2)  subtracting from that amount any insurance charges (see "Section 5:
          Charges and Deductions;" and

     (3) dividing this amount by the number of outstanding Accumulation Units in that Subaccount.

Example: On Monday we receive an additional Purchase Payment of $5,000 from you. You have told us you want the entire amount to be allocated to Subaccount "x" (any Subaccount currently available). When the New York Stock Exchange closes that day, we determine that the value of one Accumulation Unit for that Subaccount is $10.00. We then divide $5,000 by $10.00 and credit your Contract that night with 500 additional Accumulation Units in Subaccount x.

The value of an Accumulation Unit may go up or down from day to day depending on the investment performance of the Investment Portfolio invested in by that Subaccount and the deduction of certain fees and expenses. For a detailed discussion of how we determine Accumulation Unit Value, see the SAI.

SECTION 4: INVESTMENT OPTIONS

In addition to the Fixed Account, 21 Subaccounts, each investing exclusively in a single Investment Portfolio, are available under the Contract. Additional Subaccounts, each investing exclusively in an additional Investment Portfolio may be made available in the future. Each Investment Portfolio is available under a fund that is registered with the SEC as an open end, management investment company of the series type, having one or more Investment Portfolios. Shares of the Investment Portfolios are sold only to insurance company separate accounts and qualified plans. Each Investment Portfolio has a specific investment objective that may be similar to the investment objective and policy of other portfolios managed by the same or other investment advisers. No representation is made that the investment results of any portfolio will be comparable to the results of any other portfolio, even if the same investment adviser or manager is used or if the names and investment objectives are similar.

The Investment Portfolios offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Investment Portfolio or an affiliate of the Investment Portfolio will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Investment Portfolios based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Investment Portfolio is reviewed periodically after having been selected. Upon review, the Company may remove an Investment Portfolio or restrict allocation of additional Purchase Payments to an Investment Portfolio if the Company determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant contract owner assets.

In addition, if any of the Investment Portfolios become unavailable for allocating Purchase Payments, or if we believe that further investment in an Investment Portfolio is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the Subaccounts under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolios may be as much as 0.65% of the average net assets of an Investment Portfolio attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Investment Portfolio out its assets as part of its Total Annual Operating Expenses.

There is no assurance that an Investment Portfolio will achieve its stated objective. The 21 Investment Portfolios available under the contract are listed below.

YOU SHOULD READ THE PROSPECTUSES FOR THESE INVESTMENT PORTFOLIOS CAREFULLY BEFORE INVESTING.

SMITH BARNEY FUND MANAGEMENT LLC SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Greenwich Street Series Fund Appreciation Portfolio

       Smith Barney Aggressive Growth Portfolio

CITI FUND MANAGEMENT INC. SERVES AS THE INVESTMENT MANAGER FOR THE FOLLOWING INVESTMENT PORTFOLIO:

       Smith Barney Small Cap Growth Opportunities Portfolio

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       Growth Portfolio -- Initial Class (Growth)

       High Income Portfolio -- Initial Class (High Yield Bond)

       Equity-Income Portfolio -- Initial Class (Growth & Income)

       Overseas Portfolio -- Initial Class (International Stock)

       Contrafund Portfolio -- Initial Class (Growth)

FIDELITY MANAGEMENT & RESEARCH COMPANY SERVES AS THE INVESTMENT ADVISER AND GEODE CAPITAL MANAGEMENT SERVES AS THE SUBADVISER FOR THE FOLLOWING INVESTMENT
PORTFOLIO:

       Index 500 Portfolio -- Initial Class (Growth & Income)

A I M ADVISERS, INC. SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       AIM V.I. Capital Appreciation Fund -- Series I (Aggressive Growth)

       AIM V.I. Government Securities Fund -- Series I (Government Bond)

       AIM V.I. Growth Fund -- Series I (Growth)

       AIM V.I. Core Equity Fund -- Series I (Growth & Income)

       AIM V.I. International Growth Fund -- Series I (International Stock)

       AIM V.I. Premier Equity Fund -- Series I (Growth)

MASSACHUSETTS FINANCIAL SERVICES SERVES AS THE INVESTMENT ADVISER FOR THE FOLLOWING INVESTMENT PORTFOLIOS:

       MFS Strategic Income Series (Income & Capital Appreciation)

       MFS Money Market Series (Money Market)

       MFS Research Bond Series (Corporate Bond)

       MFS Total Return Series (Balanced)

       MFS Research Series (Growth)

       MFS Emerging Growth Series (Aggressive Growth)

The value of the Contract will increase or decrease depending upon the investment performance of the Investment Portfolio(s) in which the Subaccounts you chose are invested. For more information on the performance of Investment Portfolios under the Contract, see their prospectuses. Past performance is not a guarantee of future results.

TRANSFERS DURING THE ACCUMULATION PHASE: During the Accumulation Phase, you may transfer money to or from the Fixed Account and to or from any Subaccount. We have the right to charge a $25 fee for each transfer you make in excess of 12 in any Contract Year. Currently, transfer fees are charged only if you make more than 18 transfers in a Contract Year. A Contract Year is each consecutive 12-month period measured from the day we issued your Contract.

The following apply to any transfer during the Accumulation Phase:

     (1) If the value remaining in the Fixed Account or a Subaccount after a transfer is less than $100, we may transfer the entire amount instead of the requested amount. Unless you give us other directions, such transfer will be allocated in the same proportion as the transfer request resulting in this action.

     (2) We have the right to defer transfers from the Fixed Account for up to 6 months following the date of the request.

TRANSFERS DURING THE INCOME PHASE: During the Income Phase, the Annuitant may transfer values among Subaccounts once every three months. Transfers from the Fixed Account to a Subaccount or from any Subaccount to the Fixed Account are not allowed during the Income Phase.

TRANSFER REQUESTS: Transfer requests, like all other elections, requests, and notices to us, must be in writing in a form acceptable to us unless you have provided us with valid authorization to accept such requests or notices by telephone. Any telephone authorization is valid until it is rescinded or modified in writing by you. We employ reasonable procedures to confirm that instructions given us by telephone are genuine. We may be liable for losses due to unauthorized or fraudulent instructions only if we fail to follow those reasonable procedures. The procedures we follow for telephone transfers include confirming the correct name, contract number and your social security number. We may modify or eliminate the transfer privileges at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

DOLLAR COST AVERAGING PROGRAM: Dollar Cost Averaging allows you to systematically transfer a specific amount each month from either the Fixed Account or the Money Market Subaccount to any other Subaccount(s). By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the corresponding Investment Portfolio only when the price is high. Dollar Cost Averaging does not guarantee a profit and it doesn't protect against a loss if market prices decline. Dollar Cost Averaging is available only during the Accumulation Phase.

The minimum amount that can be transferred each month under Dollar Cost Averaging is $100. The maximum transfer amount can be no more than 1/6 of the total value in the Fixed Account or Money Market Subaccount at the time the transfers begin. Once you elect Dollar Cost Averaging, it remains in effect until the value in the Fixed Account or Money Market Subaccount is inadequate to execute the requested transfers or until you cancel it by notifying us. You may cancel this option at any time.

There is no charge or fee for using Dollar Cost Averaging. However, transfers made under the Dollar Cost Averaging program will be counted in determining the total number of transfers in any year. We reserve the right to discontinue offering Dollar Cost Averaging at any time. Such action by us will not end any Dollar Cost Averaging in effect at the time we terminate the program.

VOTING RIGHTS: We are the legal owner of all Investment Portfolio shares purchased under this Contract and held in the Subaccounts. However, when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other Contract Owners (or Annuitants, if the Contract is in the Income Phase) instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in the affected portfolio, including any we own in our own behalf, in the same proportion as those instructions. If, however, we determine that we are no longer required to obtain voting instructions from the Contract Owners/Annuitants, we will vote the shares as we alone may decide. A more detailed discussion of voting rights is found in the SAI.

SUBSTITUTION: From time to time, we may substitute one or more of the Investment Portfolios available for investment by the Subaccounts you have selected with another portfolio. These new Investment Portfolios may have higher fees and charges than the ones they replaced. We may also add or delete one or more Subaccounts or Investment Portfolios. We may limit the new Investment Portfolios to certain classes of Contract Owners. Similarly, we may close Investment Portfolios to certain classes of Contract Owners. We will not do this without the prior approval of the Securities and Exchange Commission and we will notify you of our intent, if we decide to take such action. For a more complete discussion of our right to add, delete or substitute investments under the Contract, see the SAI.

SECTION 5: CHARGES AND DEDUCTIONS

There are several charges and other expenses associated with the Contract that will reduce the return on your investment in the Contract. We may realize a profit or loss on one or more of these charges. We may use any such profits for any corporate purpose, including, among other things, the payment of sales expenses. These charges and expenses are:

INSURANCE CHARGES: Each Business Day, we make a deduction from the assets in the Subaccounts for certain risks and costs we incur for providing the Contract. We do this as part of the calculation of the value of Accumulation Units and Annuity Units. The insurance charge has two parts: (1) the mortality and expense risk charge; and (2) the administration charge.

MORTALITY AND EXPENSE RISK CHARGE:

FOR CONTRACTS APPLIED FOR PRIOR TO FEBRUARY 1, 1999: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that annuity income payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 0.84% of the average daily net assets of the Contract invested in the investment portfolios. We may change this charge in the future but it will never be greater than 1.25%.

FOR CONTRACTS APPLIED FOR ON AND AFTER FEBRUARY 1, 1999: This charge is for all of the insurance benefits included under the Contract such as the guaranteed minimum interest rate used to calculate Fixed Annuity Income Payments, the guarantee that Annuity Income Payments will continue for the life of the Annuitant, the guaranteed death benefits and for the risk that the current charges will be insufficient to cover the cost of administering the Contract in the future. If the charges under the Contract are not sufficient, then we will bear the loss. Currently, the Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 1.25%.

ADMINISTRATION CHARGE: This charge, together with the Annual Contract Fee (see below) is intended to cover all the expenses associated with administering the Contract. These costs include printing the Contract, preparing and distributing confirmation statements and annual reports to Contract Owners, maintaining Contract records, personnel costs, legal and accounting fees, filing fees, computer and systems costs, and general overhead. Currently, the Administration Charge is equal, on an annual basis, to 0.15% of the average daily net assets of the Contract invested in the Investment Portfolios. We may change this charge in the future but it will never be greater than 0.15%.

ANNUAL CONTRACT FEE: On the last Business Day of each Contract Year during the Accumulation Phase, we deduct $30 from your Contract as an Annual Contract Fee to reimburse us for administering the Contract. The fee will be charged by reducing the value in each Subaccount and/or the Fixed Account on a prorata basis. This charge cannot be increased.

We do not deduct this fee if, when the deduction is to be made, the value of your Contract is $25,000 or more. In addition, we do not deduct this fee if you have paid $2,500 in additional Purchase Payments ($2,000 for Qualified Contracts), exclusive of the initial Purchase Payment, during the Contract Year.

If you surrender your Contract, the Annual Contract Fee for that Contract Year will be deducted from the amount you receive, unless it is waived, as noted above.

SURRENDER CHARGES: Each Contract Year during the Accumulation Phase, you may withdraw all of your earnings and up to 10% of your total Purchase Payments remaining under the Contract without paying any Surrender Charge. Otherwise, the charge is a percentage of the Purchase Payment(s) withdrawn, based on the number of years since the date the Purchase Payment(s) was paid. This right of "free withdrawal" does not accumulate from year to year. In other words, any portion of the 10% not taken in one Contract Year is not added to the 10% that can be taken during the next Contract Year.

Surrender Charges range from a maximum of 7%, declining 1% each year since the Purchase Payment was added to the Contract until the sixth year, when it becomes 0%. A table of Surrender Charges is shown below.

               NUMBER OF YEARS SINCE          CHARGE AS A PERCENTAGE OF
                  DATE OF PURCHASE                    PURCHASE
                      PAYMENT                     PAYMENT WITHDRAWN
              --------------------------     ----------------------------
                        0-1                              7%
                        1-2                              6%
                        2-3                              5%
                        3-4                              4%
                        4-5                              3%
                         5+                              0%

We do not assess Surrender Charges on earnings withdrawn, death benefit payments or Annuity Income Payments paid as a life annuity or a life annuity with a period certain of at least five years. For purposes of determining the Surrender Charge, we treat withdrawals as coming first from earnings and then from the oldest Purchase Payment, then the next oldest and so forth. When a withdrawal is made, you will receive the amount withdrawn less any Surrender Charge.

SURRENDER PROCESSING FEE: In addition to the Surrender Charge, we reserve the right to assess a processing charge equal to the lesser of $25 or 2% of the amount withdrawn for each withdrawal in excess of 12 in any Contract Year. This fee is deducted pro rata from the Fixed Account and each Subaccount from which a withdrawal is made. We are not currently imposing this fee.

PREMIUM TAXES: Some states and other governmental entities (i.e., cities and municipalities) charge premium or other taxes ranging up to 5%, on contracts issued by insurance companies. We are responsible for paying these taxes and will make a deduction from the Contract Value for them. Some of these taxes are due when the Contract is issued and others are due when Annuity Income Payments begin. Unless we are required to pay taxes at some other time, it is our practice to deduct for these taxes at the time Annuity Income Payments begin or when the Contract is surrendered.

TRANSFER PROCESSING FEE: We reserve the right to charge $25 for each transfer in excess of 12 in any Contract Year. This charge is at cost with no profit to us. Currently, we are not charging this fee until the 19th transfer in a Contract Year. For the purposes of determining the number, each transfer from the Fixed Account and/or any Subaccount in a Contract Year is considered to be one transfer, regardless of how allocated. Although a transfer processing fee is not charged for Dollar Cost Averaging, Dollar Cost Averaging transactions are counted in determining the number of transfers made during a Contract Year. If a transfer is made from the Fixed Account and/or one or more Subaccounts at the same time, each losing Subaccount and the Fixed Account would be charged a separate transfer processing fee.

INVESTMENT PORTFOLIO EXPENSES: Each Investment Portfolio incurs certain expenses, including investment advisory fees, which are paid out of its assets and are described in its prospectus.

SECTION 6: TAXES

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to

Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

SECTION 7: ACCESS TO YOUR MONEY

You can obtain the money you have in your Contract: (1) by withdrawing a portion of it or surrendering your Contract in full prior to the Annuity Income Date; or
(2) by electing to start receiving Annuity Income Payments. In addition, your Beneficiary can receive the money in your Contract as a death benefit if you die prior to the Annuity Income Date. If you surrender your Contract before the Annuity Income Date, you will receive the Contract Value on the day the surrender is completed, less any applicable Surrender Charges, premium taxes and the Annual Contract Fee. (See "Section 5: Charges and Deductions".)

If you withdraw only some of the money in your Contract, you must tell us if money is to be taken from the Fixed Account and/or one or more Subaccounts. Under most circumstances, the amount of any withdrawal must be at least $500. You will receive the amount you requested, less any applicable Surrender Charges, taxes and fees. We will withdraw the amount requested at the end of the Business Day on which we receive your request. After a withdrawal, if your total Contract Value is less than $2,000, we may pay the remaining value to you and terminate the Contract.

Income taxes, tax penalties and certain restrictions may apply to any surrender or withdrawal. We have the right to defer payments from the Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM: You may elect to receive periodic withdrawals of a specified dollar amount or a specified whole percent of the Contact's Value under our systematic withdrawal plan. Withdrawals may be made on a monthly, quarterly, semi-annual or annual basis. Each withdrawal from the Fixed Account and/or any Subaccount under the systematic withdrawal program must be at least $50. If you don't elect this option when you first apply for the Contract, payments under the systematic withdrawal program will not begin until on or after the first contract anniversary. Withdrawals under the systematic withdrawal plan may be subject to a Surrender Charge. (See "Surrender Charges".)

Participation in the systematic withdrawal plan will automatically end if the value in the Fixed Account or the Subaccount(s) from which withdrawals are being made becomes zero. You may stop systematic withdrawals at any time. We reserve the right to discontinue offering the systematic withdrawal plan at any time. However, termination of the program by us will not end any systematic withdrawal plan in effect at the time we terminate the program. Systematic withdrawals may have adverse federal income tax consequences and you should, therefore, consult with your tax adviser before electing this option.

SECTION 8: DEATH BENEFITS

UPON YOUR DEATH: If you die before Annuity Income Payments begin, we will pay a death benefit to your Beneficiary (see below). If there is a Joint Owner, the death benefit will be paid when the first owner dies and the surviving Joint Owner will be treated as the Beneficiary. The amount of the death benefit depends on how old you (or the Joint Owner) are on the date of death.

If you (or the Joint Owner) die prior to age 75, the death benefit will be the greater of:

     (1) the value of your Contract on the date we receive adequate proof of death;

     (2) the value of the Contract on the most recent 5th Contract anniversary immediately preceding the date of death, plus any subsequent Purchase Payments less any withdrawals since that anniversary date; or

     (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date the Contract was issued.

If you (or your Joint Owner) die on or after the date you (or the Joint Owner) reach age 75, the death benefit will be the greater of:

       (1) the value of your Contract on the date we receive adequate proof of death;

       (2) the death benefit as of your (or the Joint Owner's) 75th birthday, less the dollar amount of any subsequent withdrawals; or

       (3) the total of all Purchase Payments received less any Purchase Payment withdrawals since the date this Contract was issued.

You may specify the manner in which the death benefit is to be paid. If you do not, the Beneficiary has this right. In either case, the entire death benefit must be paid within 5 years after the date of death, unless: (1) it is paid over the Beneficiary's lifetime or a period not extending beyond the Beneficiary's life expectancy; and (2) payments begin within one year of the date of death. However, if the Beneficiary is your spouse, he/she may continue the Contract as the Owner.

If the death benefit is paid immediately in one lump sum, the Contract will end on the date of payment. If not, the death benefit will become the new Contract Value and will be allocated to the various Subaccounts and the Fixed Account in the same proportion as existed on the date we receive adequate proof of death.

DEATH OF THE ANNUITANT: If the Annuitant dies before Annuity Income Payments start, you can name a new Annuitant. If no new Annuitant is named within 30 days, you will become the Annuitant. If you are the Annuitant, we will pay the Beneficiary the death benefit as described above. However, if the Owner (you) is a non-natural person, then the death of, or change in, the Annuitant will be treated as the death of the Owner and the "Upon Your Death" provisions stated above will apply.

If the Annuitant dies after Annuity Income Payments start, payments will be made as described in "Section 2: Annuity Payments (The Income Phase)."

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES):
If you die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your Beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the Beneficiary chooses to continue the contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your Beneficiary elects to continue the Contract as a Contract Owner, the death benefit will be calculated as of the death report date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the death report date and will be allocated to the funding options in the same proportion as prior to the death report date.

The Beneficiary who continues the Contract will be granted the same rights as the Owner under the original Contract, except the Beneficiary cannot:

     o    transfer ownership

     o    make additional Purchase Payments

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the death report date without a Surrender Charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the Beneficiary's age on the death report date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the death report date.

SECTION 9: OTHER INFORMATION

FIRST CITICORP LIFE INSURANCE COMPANY: First Citicorp Life Insurance Company is a stock life insurance company organized under New York laws in 1978. We are a wholly owned subsidiary of Citigroup, one of the world's largest bank holding companies.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include First Citicorp Life Insurance Company ("FCLIC").

The proposed sale would also include FCLIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

The transaction will not affect the terms or conditions of your variable annuity contract, and First Citicorp Life Insurance Company will remain fully responsible for its contractual obligations to variable annuity contract owners.

THE SEPARATE ACCOUNT: On July 6, 1994 we established a Separate Account under New York law, the First Citicorp Life Variable Annuity Separate Account, to receive, hold and invest Purchase Payments made under these, and similar contracts. It has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account is divided into a number of Subaccounts, each of which invests exclusively in the shares of a corresponding Investment Portfolio. Although the assets in the Separate Account are our property, the Separate Account is not chargeable with liabilities arising out of any other business that we may conduct. The assets of the Separate Account are available to cover our general liabilities only to the extent that those assets exceed the liabilities arising under the Contracts and any other contracts supported by the Separate Account. The income, gains and losses, realized and unrealized, from the assets allocated to each Subaccount are credited to and charged against that Subaccount without regard to income, gains and losses from any other of our accounts or Subaccounts. We have the right to transfer to the General Account any assets of the Separate Account that are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are our general corporate obligations.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. First Citicorp Life Insurance Company (the "Company") has appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.5% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Citicorp Investment Services, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

CITICORP INVESTMENT SERVICES, INC. The Company and TDLLC have entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

OWNERSHIP: You are the Owner of the Contract. You are also the Annuitant unless a different Annuitant is named. Any Joint Owner must be your spouse unless state law requires us to permit other Joint Owners or we otherwise agree. Before the Annuity Income Date you have all the rights under the Contract, subject to the rights of any irrevocable Beneficiary or assignee of record. If Joint Owners are named, both must consent to any change.

BENEFICIARY: The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named by you and can be changed at any time prior to the Annuity Income Date. If you have named an irrevocable Beneficiary, their approval must be obtained before you change Beneficiaries. If you name two or more Beneficiaries, each Beneficiary will receive an equal share of any Death Benefit unless you specify otherwise in writing. If a named Beneficiary dies before you, the interest of that Beneficiary will end on his or her death. If no Beneficiary is named or no Beneficiary survives you, any Death Benefit will be paid to your estate.

SUSPENSION OF PAYMENTS OR TRANSFERS: We may be required to suspend or postpone surrender or withdrawal payments and transfers if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2) the SEC permits by an order such postponement for the protection of Contract Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in a Subaccount or the determination of the value of the Subaccount's net assets not reasonably practicable.

If a recent check or draft has been submitted, we have the right to delay payment until we have assured ourselves that the check or draft has been honored.

Any surrender, withdrawal or death benefit will usually be paid within 7 days after we receive proper notice. We have the right to defer payment of any surrender, withdrawal or transfer from the Fixed Account for up to six months from the date of receipt of written notice for such a surrender, withdrawal or transfer. If payment is not made within 10 days after receipt of all necessary documentation from you, any amount paid will include interest at the minimum rate required by law or the current Fixed Account interest rate, if greater.

MODIFICATIONS: We may modify the Contract if necessary:

     (1) for the Contract or the Separate Account to comply with the laws or regulations of a governmental agency; or

     (2) to reflect a change in the operation of the Separate Account or a Subaccount; or

     (3) to add, delete or modify an account, a Subaccount or an Investment Portfolio.

If such modifications are made, we will notify you, or the Annuitant, and endorse the Contract if appropriate.

RESTRICTIONS ON FINANCIAL TRANSACTIONS: Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS: Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

FINANCIAL STATEMENTS: Our audited Statutory Financial Statements as of December 31, 2004 and 2003 and for the years ended December 31, 2004, 2003, and 2002 as well as the Independent Auditors' Report appear in the Statement of Additional Information bearing the same date as this Prospectus. Our Financial Statements should only be considered when evaluating our ability to meet our obligations under the Contract. The SAI also contains financial statements for the Separate Account as of December 31, 2004.

INQUIRIES: If you need more information, please contact us at our Customer Service Office at: First Citicorp Life Insurance Company, you may call us toll free at 800-497-4857.

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

Additional Contract Provisions.........................   3         Annuity Unit Value............................     6
   The Contract........................................   3      Tax Status.......................................     6
   Incontestability....................................   3         Introduction..................................     6
   Misstatement of Age or Sex..........................   3         Taxation of the Company.......................     6
   Participation.......................................   3         Tax Status of the Contract....................     7
   Assignment..........................................   3         Taxation of Annuities.........................     8
Distribution Of The Contracts..........................   3         Qualified Contracts...........................     9
Determining Accumulation Unit Values...................   3         Withholding...................................    10
Adding, Deleting Or Substituting                                    Possible Changes in Taxation..................    11
   Investment Portfolios...............................   4         Other Tax Consequences........................    11
Voting Rights..........................................   4      Legal Matters....................................    11
Variable Annuity Payments..............................   5      Independent Auditors.............................    11
   Assumed Investment Rate.............................   5      Other Information................................    11
   Amount of Variable Annuity Payments.................   5      Financial Statements.............................    12


IF YOU WOULD LIKE A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR THIS PROSPECTUS, PLEASE COMPLETE THE FOLLOWING AND MAIL IT TO FIRST CITICORP LIFE INSURANCE COMPANY, ONE CITYPLACE, HARTFORD, CT 06103-3415.

Please send a copy of the Statement of Additional Information pertaining to the First Citicorp Life Insurance Company Variable Annuity and the First Citicorp Life Variable Annuity Separate Account to:
(Please Print or Type)

Name:
                    ----------------------------------------------

Mailing Address:
                    ----------------------------------------------

                    ----------------------------------------------

                   APPENDIX -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 0.99%

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series I (3/95)....   2004        1.815           1.917               4,408,539
                                                               2003        1.416           1.815               5,908,175
                                                               2002        1.890           1.416               7,754,716
                                                               2001        2.488           1.890              10,075,514
                                                               2000        2.821           2.488              12,520,041
                                                               1999        1.970           2.821              11,899,636
                                                               1998        1.669           1.970              12,795,979
                                                               1997        1.491           1.669               9,405,192
                                                               1996        1.286           1.491               3,464,766
                                                               1995        1.000           1.286               1,345,513

   AIM V.I. Core Equity Fund -- Series I (2/97).............   2004        1.323           1.427               5,843,078
                                                               2003        1.074           1.323               7,377,114
                                                               2002        1.284           1.074               9,486,557
                                                               2001        1.681           1.284              12,600,655
                                                               2000        1.987           1.681              14,605,290
                                                               1999        1.495           1.987              14,517,373
                                                               1998        1.183           1.495              12,751,073
                                                               1997        1.000           1.183               5,216,176

   AIM V.I. Government Securities Fund --
     Series I (2/97)........................................   2004        1.377           1.398               3,273,886
                                                               2003        1.376           1.377               5,148,393
                                                               2002        1.268           1.376               9,030,752
                                                               2001        1.203           1.268               8,526,514
                                                               2000        1.104           1.203               7,183,036
                                                               1999        1.129           1.104               7,835,868
                                                               1998        1.060           1.129               8,085,335
                                                               1997        1.000           1.060               2,587,138

   AIM V.I. Growth Fund -- Series I (2/97)..................   2004        0.984           1.054               2,137,868
                                                               2003        0.757           0.984               2,729,119
                                                               2002        1.108           0.757               3,603,917

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 0.99% (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   AIM V.I. Growth Fund -- Series I  (continued)............   2001        1.692           1.108               4,982,272
                                                               2000        2.150           1.692               6,728,691
                                                               1999        1.605           2.150               5,608,680
                                                               1998        1.210           1.605               4,344,807
                                                               1997        1.000           1.210               1,609,176

   AIM V.I. International Growth Fund --
     Series I (2/97)........................................   2004        1.081           1.328               4,844,750
                                                               2003        0.846           1.081               6,203,316
                                                               2002        1.013           0.846               7,910,317
                                                               2001        1.339           1.013              10,826,266
                                                               2000        1.837           1.339              13,377,489
                                                               1999        1.197           1.837              12,561,784
                                                               1998        1.047           1.197              11,552,635
                                                               1997        1.000           1.047               8,040,030

   AIM V.I. Premier Equity Fund -- Series I (2/97)..........   2004        1.253           1.312               8,177,914
                                                               2003        1.011           1.253              10,880,605
                                                               2002        1.465           1.011              14,640,755
                                                               2001        1.692           1.465              19,569,314
                                                               2000        2.002           1.692              23,439,128
                                                               1999        1.557           2.002              22,849,391
                                                               1998        1.188           1.557              17,350,727
                                                               1997        1.000           1.188               6,012,919

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2004        1.004           1.081               6,508,296
                                                               2003        0.814           1.004               7,362,523
                                                               2002        0.997           0.814               8,744,914
                                                               2001        1.000           0.997              11,031,329

MFS Variable Insurance Trust
   MFS(R) Bond Series (2/97)................................   2004        1.509           1.585               2,663,370
                                                               2003        1.394           1.509               3,681,346
                                                               2002        1.292           1.394               4,841,016
                                                               2001        1.201           1.292               5,712,058
                                                               2000        1.110           1.201               4,528,804
                                                               1999        1.139           1.110               4,981,425
                                                               1998        1.078           1.139               4,592,230
                                                               1997        1.000           1.078               1,523,046

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 0.99% (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   MFS(R) Emerging Growth Series (2/97).....................   2004        1.201           1.343               8,493,132
                                                               2003        0.931           1.201              11,046,532
                                                               2002        1.420           0.931              13,691,784
                                                               2001        2.156           1.420              18,468,413
                                                               2000        2.708           2.156              22,131,924
                                                               1999        1.548           2.708              20,174,491
                                                               1998        1.166           1.548              18,235,621
                                                               1997        1.000           1.166               7,769,779

   MFS(R) Money Market Series (4/95)........................   2004        1.267           1.264               1,557,377
                                                               2003        1.271           1.267               2,700,139
                                                               2002        1.268           1.271               9,274,949
                                                               2001        1.234           1.268              11,776,845
                                                               2000        1.177           1.234               6,609,181
                                                               1999        1.136           1.177               6,895,732
                                                               1998        1.094           1.136               7,130,698
                                                               1997        1.058           1.094               4,552,839
                                                               1996        1.025           1.058                 491,668
                                                               1995        1.000           1.025                 115,908

   MFS(R) Research Series (2/97)............................   2004        1.170           1.343               6,581,234
                                                               2003        0.948           1.170               8,578,086
                                                               2002        1.269           0.948              11,027,481
                                                               2001        1.627           1.269              15,352,030
                                                               2000        1.727           1.627              18,236,348
                                                               1999        1.406           1.727              19,122,690
                                                               1998        1.152           1.406              18,835,706
                                                               1997        1.000           1.152              11,348,445

   MFS(R) Strategic Income Series (3/95)....................   2004        1.427           1.522                 700,414
                                                               2003        1.306           1.427                 805,491
                                                               2002        1.217           1.306               1,023,408
                                                               2001        1.173           1.217               1,494,819
                                                               2000        1.129           1.173               1,533,575
                                                               1999        1.170           1.129               1,740,649
                                                               1998        1.096           1.170               1,906,433
                                                               1997        1.124           1.096               1,814,433
                                                               1996        1.096           1.124                 467,158
                                                               1995        1.000           1.096                 241,914

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 0.99% (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   MFS(R) Total Return Series (2/97)........................   2004        1.628           1.795               7,220,706
                                                               2003        1.414           1.628               9,249,278
                                                               2002        1.506           1.414              12,771,011
                                                               2001        1.517           1.506              15,308,655
                                                               2000        1.320           1.517              16,050,991
                                                               1999        1.294           1.320              18,218,624
                                                               1998        1.164           1.294              16,554,134
                                                               1997        1.000           1.164               6,044,594

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)..........   2004        0.929           1.011               4,717,671
                                                               2003        0.698           0.929               5,613,521
                                                               2002        1.046           0.698               6,827,622
                                                               2001        1.000           1.046               7,786,997

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
     Portfolio (2/97).......................................   2004        1.330           1.523               1,169,378
                                                               2003        0.946           1.330               1,366,195
                                                               2002        1.285           0.946               1,402,520
                                                               2001        1.550           1.285               1,648,456
                                                               2000        1.436           1.550               1,891,478
                                                               1999        1.054           1.436               1,834,607
                                                               1998        1.107           1.054               1,427,896
                                                               1997        1.000           1.107                 811,489

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (2/97).......   2004        1.516           1.674              10,182,296
                                                               2003        1.175           1.516              12,544,522
                                                               2002        1.428           1.175              16,746,688
                                                               2001        1.518           1.428              21,239,840
                                                               2000        1.414           1.518              24,879,485
                                                               1999        1.343           1.414              29,019,678
                                                               1998        1.216           1.343              28,422,802
                                                               1997        1.000           1.216              11,769,502

   Growth Portfolio -- Initial Class (3/95).................   2004        2.212           2.265               4,836,165
                                                               2003        1.682           2.212               5,948,491
                                                               2002        2.430           1.682               7,412,954
                                                               2001        2.981           2.430              10,042,682

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   Growth Portfolio -- Initial Class  (continued)...........   2000        3.382           2.981              13,078,701
                                                               1999        2.485           3.382              12,745,698
                                                               1998        1.801           2.485               9,921,446
                                                               1997        1.479           1.801               6,485,961
                                                               1996        1.308           1.479               2,902,936
                                                               1995        1.000           1.308               1,237,930

   High Income Portfolio -- Initial Class (2/97)............   2004        0.998           1.083               3,927,398
                                                               2003        0.792           0.998               5,214,298
                                                               2002        0.774           0.792               6,865,780
                                                               2001        0.885           0.774               9,054,785
                                                               2000        1.153           0.885              10,408,152
                                                               1999        1.077           1.153              12,487,774
                                                               1998        1.138           1.077              12,550,649
                                                               1997        1.000           1.138               4,679,044

   Overseas Portfolio -- Initial Class (2/97)...............   2004        1.199           1.349               2,663,355
                                                               2003        0.844           1.199               3,292,343
                                                               2002        1.070           0.844               4,888,711
                                                               2001        1.370           1.070               6,546,985
                                                               2000        1.711           1.370               7,829,220
                                                               1999        1.212           1.711               8,189,584
                                                               1998        1.086           1.212               7,440,541
                                                               1997        1.000           1.086               4,444,906

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Initial Class (2/97)..........   2004        1.754           2.006               7,912,633
                                                               2003        1.379           1.754              10,287,799
                                                               2002        1.536           1.379              13,382,786
                                                               2001        1.768           1.536              16,814,507
                                                               2000        1.913           1.768              19,334,280
                                                               1999        1.555           1.913              19,684,080
                                                               1998        1.209           1.555              16,365,923
                                                               1997        1.000           1.209               7,182,541

   Index 500 Portfolio -- Initial Class (2/97)..............   2004        1.432           1.568              15,478,409
                                                               2003        1.126           1.432              20,362,837
                                                               2002        1.463           1.126              26,515,935
                                                               2001        1.681           1.463              35,948,209
                                                               2000        1.872           1.681              42,098,562

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 0.99% (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   Index 500 Portfolio -- Initial Class  (continued)........   1999        1.569           1.872              43,186,834
                                                               1998        1.235           1.569              37,349,984
                                                               1997        1.000           1.235              17,510,630

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                       SEPARATE ACCOUNT CHARGES 1.40% (CV)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Capital Appreciation Fund -- Series I (3/95)....   2004        1.767           1.858                 733,806
                                                               2003        1.384           1.767               1,239,665
                                                               2002        1.855           1.384               1,405,282
                                                               2001        2.453           1.855               1,598,145
                                                               2000        2.792           2.453               1,805,626
                                                               1999        1.000           2.792               1,211,084

   AIM V.I. Core Equity Fund -- Series I (2/97).............   2004        1.288           1.384               2,184,495
                                                               2003        1.050           1.288               3,327,004
                                                               2002        1.261           1.050               3,778,350
                                                               2001        1.657           1.261               4,600,690
                                                               2000        1.967           1.657               5,365,263
                                                               1999        1.000           1.967               5,084,678

   AIM V.I. Government Securities Fund --
     Series I (2/97)........................................   2004        1.349           1.365               1,390,360
                                                               2003        1.354           1.349               3,484,432
                                                               2002        1.253           1.354               4,773,866
                                                               2001        1.194           1.253               4,761,618
                                                               2000        1.099           1.194               4,093,889
                                                               1999        1.000           1.099               4,697,586

   AIM V.I. Growth Fund -- Series I (2/97)..................   2004        0.958           1.022               1,500,650
                                                               2003        0.740           0.958               2,222,143
                                                               2002        1.087           0.740               2,393,815
                                                               2001        1.668           1.087               2,884,468
                                                               2000        2.128           1.668               3,305,613
                                                               1999        1.000           2.128               2,865,017

   AIM V.I. International Growth Fund --
     Series I (2/97)........................................   2004        1.053           1.287               1,193,547
                                                               2003        0.827           1.053               1,730,754
                                                               2002        0.995           0.827               2,014,514
                                                               2001        1.319           0.995               2,572,758

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   AIM V.I. International Growth Fund -- Series I              2000        1.818           1.319               3,210,256
   (continued)..............................................
                                                               1999        1.000           1.818               2,271,267

   AIM V.I. Premier Equity Fund -- Series I (2/97)..........   2004        1.220           1.272               4,563,746
                                                               2003        0.989           1.220               6,696,387
                                                               2002        1.438           0.989               7,813,049
                                                               2001        1.668           1.438               9,561,278
                                                               2000        1.982           1.668              10,605,128
                                                               1999        1.000           1.982               9,936,964

Greenwich Street Series Fund
   Appreciation Portfolio (4/01)............................   2004        0.992           1.065                 623,675
                                                               2003        0.808           0.992               1,255,255
                                                               2002        0.993           0.808               1,005,027
                                                               2001        1.000           0.993                 575,115

MFS Variable Insurance Trust
   MFS(R) Bond Series (2/97)................................   2004        1.479           1.547               1,036,575
                                                               2003        1.371           1.479               1,753,441
                                                               2002        1.277           1.371               2,002,993
                                                               2001        1.191           1.277               2,141,421
                                                               2000        1.106           1.191               2,159,030
                                                               1999        1.000           1.106               2,384,560

   MFS(R) Emerging Growth Series (2/97).....................   2004        1.169           1.302               2,243,527
                                                               2003        0.910           1.169               3,210,027
                                                               2002        1.394           0.910               3,593,012
                                                               2001        2.125           1.394               4,313,657
                                                               2000        2.681           2.125               5,303,424
                                                               1999        1.000           2.681               3,879,175

   MFS(R) Money Market Series (4/95)........................   2004        1.241           1.234                 206,685
                                                               2003        1.251           1.241                 514,566
                                                               2002        1.253           1.251               1,165,960
                                                               2001        1.225           1.253               1,654,998
                                                               2000        1.172           1.225                 544,750
                                                               1999        1.000           1.172                 689,526

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   MFS(R) Research Series (2/97)............................   2004        1.139           1.302                 970,541
                                                               2003        0.927           1.139               1,782,758
                                                               2002        1.245           0.927               1,943,475
                                                               2001        1.604           1.245               2,315,774
                                                               2000        1.709           1.604               2,533,950
                                                               1999        1.000           1.709               2,373,664

   MFS(R) Strategic Income Series (3/95)....................   2004        1.399           1.486                  93,820
                                                               2003        1.285           1.399                 103,919
                                                               2002        1.202           1.285                 119,969
                                                               2001        1.164           1.202                 138,517
                                                               2000        1.125           1.164                 171,070
                                                               1999        1.000           1.125                 181,566

   MFS(R) Total Return Series (2/97)........................   2004        1.596           1.752               2,840,744
                                                               2003        1.391           1.596               4,768,657
                                                               2002        1.488           1.391               4,915,480
                                                               2001        1.505           1.488               5,524,637
                                                               2000        1.316           1.505               5,904,810
                                                               1999        1.000           1.316               5,952,784

Travelers Series Fund Inc.
   Smith Barney Aggressive Growth Portfolio (4/01)..........   2004        0.918           0.996               1,076,747
                                                               2003        0.692           0.918               1,558,536
                                                               2002        1.042           0.692               1,349,984
                                                               2001        1.000           1.042                 842,380

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
     Portfolio (2/97).......................................   2004        1.295           1.476                 277,693
                                                               2003        0.925           1.295                 397,389
                                                               2002        1.262           0.925                 332,444
                                                               2001        1.527           1.262                 315,958
                                                               2000        1.421           1.527                 348,818
                                                               1999        1.000           1.421                 197,794

Variable Insurance Products Fund
   Equity -- Income Portfolio -- Initial Class (2/97).......   2004        1.476           1.623               2,859,158
                                                               2003        1.148           1.476               4,063,300
                                                               2002        1.402           1.148               4,226,735

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                 SEPARATE ACCOUNT CHARGES 1.40% (CV) (CONTINUED)

                                                                       UNIT VALUE AT                       NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR          END OF YEAR
----------------                                              ------   -------------   -------------     -----------------
   Equity -- Income Portfolio -- Initial Class
      (continued) ..........................................   2001        1.496           1.402               4,691,584
                                                               2000        1.399           1.496               4,775,419
                                                               1999        1.000           1.399               5,183,695

   Growth Portfolio -- Initial Class (3/95).................   2004        2.154           2.196               3,023,013
                                                               2003        1.644           2.154               4,302,465
                                                               2002        2.386           1.644               4,860,503
                                                               2001        2.938           2.386               6,005,347
                                                               2000        3.347           2.938               6,487,907
                                                               1999        1.000           3.347               6,054,066

   High Income Portfolio -- Initial Class (2/97)............   2004        0.978           1.057                 950,942
                                                               2003        0.780           0.978               2,390,291
                                                               2002        0.764           0.780               2,230,056
                                                               2001        0.878           0.764               2,338,867
                                                               2000        1.149           0.878               2,427,851
                                                               1999        1.000           1.149               2,922,891

   Overseas Portfolio -- Initial Class (2/97)...............   2004        1.167           1.308                 520,811
                                                               2003        0.825           1.167                 655,166
                                                               2002        1.050           0.825                 784,099
                                                               2001        1.351           1.050                 850,282
                                                               2000        1.694           1.351                 971,002
                                                               1999        1.000           1.694                 696,431

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Initial Class (2/97)..........   2004        1.708           1.945               3,749,763
                                                               2003        1.348           1.708               5,367,576
                                                               2002        1.508           1.348               5,838,236
                                                               2001        1.743           1.508               6,668,428
                                                               2000        1.893           1.743               7,209,870
                                                               1999        1.000           1.893               6,894,075

   Index 500 Portfolio -- Initial Class (2/97)..............   2004        1.394           1.521               6,899,669
                                                               2003        1.101           1.394               9,849,405
                                                               2002        1.436           1.101              11,104,451
                                                               2001        1.657           1.436              13,170,858
                                                               2000        1.853           1.657              14,114,790
                                                               1999        1.000           1.853              13,803,244

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

L-23106                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                                  CITIVARIABLE

                       STATEMENT OF ADDITIONAL INFORMATION



                                DATED MAY 2, 2005

                                       FOR

              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT

                           INDIVIDUAL FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACT



                                    ISSUED BY

                      FIRST CITICORP LIFE INSURANCE COMPANY
                              333 WEST 34TH STREET
                                   10TH FLOOR
                               NEW YORK, NY 10001
                                 (212) 615-7201



                      FIRST CITICORP LIFE INSURANCE COMPANY
                             CUSTOMER SERVICE OFFICE
                                  ONE CITYPLACE
                             HARTFORD, CT 06183-4065
                                 (800) 497-4857



This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by First Citicorp Life Insurance Company ("we", "our" and "us"). This Statement of Additional Information is not a prospectus, and it should be read only in conjunction with the prospectuses for the Contract and the investment portfolios. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the prospectus by writing or calling us at our address or phone number shown above.

                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS.............................................    3
   The Contract............................................................    3
   Incontestability........................................................    3
   Misstatement of Age or Sex..............................................    3
   Participation...........................................................    3
   Assignment..............................................................    3
DISTRIBUTION OF THE CONTRACTS..............................................    3
DETERMINING ACCUMULATION UNIT VALUES.......................................    3
ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS....................    4
VOTING RIGHTS..............................................................    4
VARIABLE ANNUITY PAYMENTS..................................................    5
   Assumed Investment Rate.................................................    5
   Amount of Variable Annuity Payments.....................................    6
   Annuity Unit Value......................................................    5
FEDERAL TAX CONSIDERATIONS.................................................    6
LEGAL MATTERS..............................................................   10
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................   10
OTHER INFORMATION..........................................................   10
FINANCIAL STATEMENTS.......................................................   11

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are deemed representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

INCONTESTABILITY

We will not contest the Contract.

MISSTATEMENT OF AGE OR SEX

If the age or sex (if applicable) of the payee has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

PARTICIPATION

The Contract does not participate in our divisible surplus.

ASSIGNMENT

Upon written notice to us, you may assign your rights under this Contract. We assume no responsibility for the validity of any such assignment. Assignments will not apply to any payments or actions taken prior to the time it is recorded by us. Certain Qualified Contracts may not be assigned.

                          DISTRIBUTION OF THE CONTRACTS

Travelers Distribution LLC acts as the principal underwriter and distributor of the Contract, pursuant to an Underwriting Agreement with us. Applications for the Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell our variable annuity contracts and who are also licensed representatives of broker-dealers registered with the SEC under the Securities Exchange Act of 1934 and having written sales agreements with the principal underwriter to sell the Contract.

Travelers Distribution LLC is affiliated with First Citicorp Life Insurance Company and the Separate Account.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ------------------------------------------ --------------------------------------
                                              UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                      BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ------------------------------------------ --------------------------------------
2004                                                           $313                                      $0
------------------------------------------- ------------------------------------------ --------------------------------------
2003                                                           $414                                      $0
------------------------------------------- ------------------------------------------ --------------------------------------
2002                                                           $406                                      $0
------------------------------------------- ------------------------------------------ --------------------------------------

                      DETERMINING ACCUMULATION UNIT VALUES

The Accumulation Unit value for each subaccount on its first Valuation Period was set at $1.00. A Valuation Period is the period that starts at the close of regular trading on the New York Stock Exchange on any business day and ends at the close of regular trading on the next business day. We calculate the Accumulation Unit value for each subaccount at the end of each Valuation Period. We do this by multiplying the subaccount's Accumulation Unit value on the preceding business day by the net investment factor for the subaccount's Valuation Period just ended.

The net investment factor for each subaccount for each Valuation Period is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

       (1) Is the net asset value per share of the corresponding portfolio at the end of the Valuation Period, plus the per share amount of any declared and unpaid dividends or capital gains accruing to that portfolio plus (or minus) a per share credit (or charge) for any taxes resulting form the investment operations of the subaccount;

       (2) Is the portfolio's net asset value per share at the beginning of the Valuation Period; and

       (3) Is a factor representing the daily mortality and expense risk charge and the administration charge deducted from the subaccount.

             ADDING, DELETING, OR SUBSTITUTING INVESTMENT PORTFOLIOS

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in or purchased by the Separate Account. If the shares of a portfolio are no longer available for investment, or if, in our judgment, further investments in any portfolio become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares attributable to a Contract's interest in a subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act and other applicable law.

We also reserve the right to establish additional subaccounts of the Separate Account, each of which would invest in shares of a new corresponding portfolio having a specified investment objective. We may, in our sole discretion, establish new subaccounts or eliminate or combine one or more subaccounts if marketing needs, tax considerations or investment or other conditions warrant. Any new subaccounts may be made available to existing Contract Owners on a basis to be determined by us. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more subaccounts may be transferred to any other subaccount if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may (by appropriate endorsements, if necessary) change the Contract to reflect the substitution or change. If we consider it to be in the best interest of Owners or Annuitants, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management investment company under the 1940 Act; it may be deregistered under that Act if registration is no longer required; it may be combined with other separate accounts, or its assets may be transferred to another separate account. In addition, we may, when permitted by law, restrict or eliminate any voting privileges of Owners or other persons who have such privileges under the Contracts.

                                  VOTING RIGHTS

In accordance with our view of current applicable law, we will vote portfolio shares held in the Separate Account at regular and special shareholder meetings of the portfolios in accordance with instructions received from persons having voting interests in the corresponding subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation of the Act should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct us will be calculated separately for each subaccount of the Separate Account, and may include fractional votes. Prior to the Annuity Income Date, an Owner holds a voting interest in each subaccount to which Contract Value is allocated. After the Annuity Income Date, the Annuitant has a voting interest in each subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that subaccount by the net asset value per share of the portfolio in which that subaccount invests. For each Annuitant, the number of votes attributable to a subaccount will be determined by dividing the liability for future variable annuity payments to be paid from the subaccount by the net asset value per share of the portfolio in which that subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.0% assumed investment rate used in determining the number of annuity units of that subaccount credited to the Annuitant's Contract and annuity unit value of that subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the same or coincident date established by the portfolio for determining shareholders eligible to vote at the shareholders' meeting. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the portfolio. Each Owner or Annuitant having a voting interest in a subaccount will receive proxy materials and reports relating to any meeting of shareholders of the portfolio in which that subaccount invests.

Portfolio shares as to which no timely instructions are received and shares held by us in a subaccount as to which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                            VARIABLE ANNUITY PAYMENTS

ASSUMED INVESTMENT RATE

The discussion concerning the amount of variable annuity payments which follows is based on an assumed investment rate of 3.0% per year. The assumed net investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Separate Account or of any subaccount.

AMOUNT OF VARIABLE ANNUITY PAYMENTS

The amount of the first variable annuity payment is determined by dividing the Contract Value on the Annuity Income Date by 1,000 and multiplying the result by the appropriate factor in the annuity tables provided in the Contract. These tables are based upon the 1983 IAM Tables (promulgated by the Society of Actuaries). The appropriate factor is based on the annual net investment return of 3.0%. The amount of each payment will depend on the age of the Annuitant(s) at the time the first payment is due, and the sex of the Annuitant(s), unless otherwise required by law.

The dollar amount of the second and subsequent variable annuity payments will vary and is determined by multiplying the number of subaccount annuity units by the subaccount annuity unit value as of a date no earlier than the fifth Valuation Day preceding the date the payment is due. The number of such units will remain fixed during the annuity period, assuming you or the Annuitant, if you are deceased, make no exchanges of annuity units for annuity units of another subaccount or to provide a fixed annuity payment. Once every 3 months after annuity payments have commenced, the Annuitant may elect in writing, to transfer among any subaccounts. After the Annuity Income Date, no transfers may be made between the subaccounts and the Fixed Account.

The annuity unit value will increase or decrease from one payment to the next in proportion to the net investment return of the subaccount or subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.0% assumed net investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate subaccounts is greater or less than 3.0% per year. For example, for a Contract using only one subaccount to generate variable annuity payments, if that subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by First Citicorp Life which is no less than the rate specified in the annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

The annuity payments will be made on the fifteenth day of each month. The annuity unit value used in calculating the amount of the variable annuity payments will be based on an annuity unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the annuity payment.

ANNUITY UNIT VALUE

The annuity unit value is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for portfolio shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The annuity unit value for each subaccount's first valuation period was set at $1.00. The annuity unit value for a subaccount is calculated for each subsequent Valuation Period by multiplying the subaccount annuity unit value on the preceding day by the product of 1 times 2 where:

       (1) is the subaccount's net investment factor on the Valuation Day the Annuity Unit Value is being calculated; and

       (2) is 0.999919 (which is the daily factor that will produce the 3.0% annual investment rate assumed in the annuity tables), adjusted by the number of days since the previous Valuation Day.

The following illustration shows, by use of hypothetical example, the method of determining the annuity unit value.

ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

       1.     Net Investment Factor for period                       1.003662336

       2.     Adjustment for 3% Assumed Investment Rate              0.999919016

       3.     2x1                                                    1.003581055

       4.     annuity unit value, beginning of valuation period      10.743769

       5.     annuity unit value, end of valuation period (3x4)      10.782243


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                                  LEGAL MATTERS

All matters relating to New York law pertaining to the Contracts, including the validity of the Contracts and our authority to issue the Contracts, have been passed upon by the General Counsel of the Company.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of First Citicorp Life Insurance Company as of December 31, 2004 and 2003, and for each of the years in the two-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Our report dated April 27, 2005 includes explanatory language that states that the First Citicorp Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, our report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America.

The financial statements of First Citicorp Life Variable Annuity Separate Account as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include First Citicorp Life Insurance Company ("FCLIC").

The proposed sale would also include FCLIC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer.

The transaction will not affect the terms or conditions of your variable annuity contract and First Citicorp Life Insurance Company will remain fully responsible for its contractual obligations to variable annuity contract owners.

ANNUAL REPORT
DECEMBER 31, 2004







                      FIRST CITICORP LIFE VARIABLE ANNUITY
                      SEPARATE ACCOUNT







One Cityplace
Hartford, CT 06103

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                                                                 AIM V.1. CAPITAL
                                          HIGH YIELD BOND          MONEY MARKET         AIM V.I. BALANCED       APPRECIATION FUND -
                                               TRUST                PORTFOLIO            FUND - SERIES I             SERIES I
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $             870,389   $           1,158,129   $              13,406   $           9,811,425

  Receivables:
    Dividends .....................                      --                   1,012                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................                 870,389               1,159,141                  13,406               9,811,425
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $             870,389   $           1,159,141   $              13,406   $           9,811,425
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               AIM V.I. GOVERNMENT                                  AIM V.I.
                                        AIM V.I. CORE EQUITY     SECURITIES FUND -       AIM V.I. GROWTH      INTERNATIONAL GROWTH
                                          FUND - SERIES I           SERIES I             FUND - SERIES I        FUND - SERIES I
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $          11,360,103   $           6,477,023   $           3,787,314   $           7,967,000

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................              11,360,103               6,477,023               3,787,314               7,967,000
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $          11,360,103   $           6,477,023   $           3,787,314   $           7,967,000
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  AIM V.I. PREMIER     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN         FRANKLIN            TEMPLETON FOREIGN
    EQUITY FUND -      GROWTH AND INCOME     PREMIER GROWTH           TECHNOLOGY          SMALL CAP FUND -       SECURITIES FUND -
     SERIES I         PORTFOLIO - CLASS B   PORTFOLIO - CLASS B   PORTFOLIO - CLASS B     CLASS 2 SHARES          CLASS 2 SHARES
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        18,284,467   $           164,516   $             5,645   $          1,178,223  $          1,941,814   $          3,909,051


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

         18,284,467               164,516                 5,645              1,178,223             1,941,814              3,909,051
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        18,284,467   $           164,516   $             5,645   $          1,178,223  $          1,941,814   $          3,909,051
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                   EQUITY INDEX            FUNDAMENTAL
                                           APPRECIATION             PORTFOLIO -               VALUE                  MFS(R)
                                             PORTFOLIO           CLASS II SHARES            PORTFOLIO             BOND SERIES
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $           8,733,096   $           4,367,021   $             832,899   $           5,825,564

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................               8,733,096               4,367,021                 832,899               5,825,564
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $           8,733,096   $           4,367,021   $             832,899   $           5,825,564
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                TOTAL RETURN
  MFS(R) EMERGING     MFS(R) MONEY MARKET     MFS(R) RESEARCH       MFS(R) STRATEGIC    MFS(R) TOTAL RETURN        PORTFOLIO -
   GROWTH SERIES             SERIES               SERIES              INCOME SERIES           SERIES           ADMINISTRATIVE CLASS
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        14,322,477   $         2,223,670   $        10,097,893   $          1,205,666  $         17,933,790   $          1,723,043


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

         14,322,477             2,223,670            10,097,893              1,205,666            17,933,790              1,723,043
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$        14,322,477   $         2,223,670   $        10,097,893   $          1,205,666  $         17,933,790   $          1,723,043
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              PUTNAM VT
                                        INTERNATIONAL EQUITY   PUTNAM VT SMALL CAP
                                            FUND - CLASS IB       VALUE FUND -            ALL CAP FUND -       HIGH YIELD BOND FUND
                                                SHARES           CLASS IB SHARES              CLASS I                - CLASS I
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value: ....   $              40,777   $             184,148   $          10,046,084   $           1,414,327

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................                  40,777                 184,148              10,046,084               1,414,327
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS: .......................   $              40,777   $             184,148   $          10,046,084   $           1,414,327
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                      SMITH BARNEY                             SMITH BARNEY PREMIER
  INVESTORS FUND -    TOTAL RETURN FUND -      SB GOVERNMENT        DIVIDEND STRATEGY   SMITH BARNEY GROWTH     SELECTIONS ALL CAP
      CLASS I                CLASS I        PORTFOLIO - CLASS A         PORTFOLIO       AND INCOME PORTFOLIO     GROWTH PORTFOLIO
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         7,509,198   $         2,547,059   $         1,124,398   $          1,730,296  $            901,786   $          1,317,060


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

          7,509,198             2,547,059             1,124,398              1,730,296               901,786              1,317,060
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         7,509,198   $         2,547,059   $         1,124,398   $          1,730,296  $            901,786   $          1,317,060
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          MERRILL LYNCH
                                          EQUITY INCOME             LARGE CAP            LARGE CAP CORE           MFS EMERGING
                                            PORTFOLIO               PORTFOLIO               PORTFOLIO           GROWTH PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $           1,248,710   $           8,439,564   $           3,014,615   $             961,014

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................               1,248,710               8,439,564               3,014,615                 961,014
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $           1,248,710   $           8,439,564   $           3,014,615   $             961,014
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

         MFS                                     AIM CAPITAL                                                      SMITH BARNEY
   MID CAP GROWTH      TRAVELERS QUALITY        APPRECIATION        MFS TOTAL RETURN     PIONEER STRATEGIC      AGGRESSIVE GROWTH
     PORTFOLIO           BOND PORTFOLIO           PORTFOLIO            PORTFOLIO         INCOME PORTFOLIO            PORTFOLIO
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         3,786,365   $         4,427,389   $         5,997,993   $          7,622,022  $          1,173,207   $          7,266,088


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

          3,786,365             4,427,389             5,997,993              7,622,022             1,173,207              7,266,088
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$         3,786,365   $         4,427,389   $         5,997,993   $          7,622,022  $          1,173,207   $          7,266,088
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH BARNEY           SMITH BARNEY          SMITH BARNEY              SMITH BARNEY
                                       INTERNATIONAL ALL CAP      LARGE CAP VALUE     LARGE CAPITALIZATION         MID CAP CORE
                                          GROWTH PORTFOLIO           PORTFOLIO          GROWTH PORTFOLIO            PORTFOLIO
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $              33,351   $             107,102   $             153,942   $             326,401

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................                  33,351                 107,102                 153,942                 326,401
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $              33,351   $             107,102   $             153,942   $             326,401
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SMITH BARNEY SMALL
                        EMERGING GROWTH         CAP GROWTH           EQUITY - INCOME                               HIGH INCOME
COMSTOCK PORTFOLIO -       PORTFOLIO           OPPORTUNITIES            PORTFOLIO -      GROWTH PORTFOLIO -        PORTFOLIO -
  CLASS II SHARES       CLASS II SHARES          PORTFOLIO             INITIAL CLASS       INITIAL CLASS          INITIAL CLASS
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$           291,137   $            13,328   $         3,705,764   $         21,684,809  $         17,592,086   $          5,260,161


                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

            291,137                13,328             3,705,764             21,684,809            17,592,086              5,260,161
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$           291,137   $            13,328   $         3,705,764   $         21,684,809  $         17,592,086   $          5,260,161
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             OVERSEAS              CONTRAFUND(R)         CONTRAFUND(R)             INDEX 500
                                            PORTFOLIO -             PORTFOLIO -            PORTFOLIO -             PORTFOLIO -
                                          INITIAL CLASS            INITIAL CLASS         SERVICE CLASS 2          INITIAL CLASS
                                      ---------------------   ---------------------   ---------------------   ---------------------
ASSETS:
  Investments at market value:        $           4,272,577   $          23,167,229   $           1,697,121   $          34,767,405

  Receivables:
    Dividends .....................                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

      Total Assets ................               4,272,577              23,167,229               1,697,121              34,767,405
                                      ---------------------   ---------------------   ---------------------   ---------------------


LIABILITIES:

      Total Liabilities ...........                      --                      --                      --                      --
                                      ---------------------   ---------------------   ---------------------   ---------------------

NET ASSETS:                           $           4,272,577   $          23,167,229   $           1,697,121   $          34,767,405
                                      =====================   =====================   =====================   =====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                               DECEMBER 31, 2004


   DYNAMIC CAPITAL
    APPRECIATION
    PORTFOLIO -
   SERVICE CLASS 2           COMBINED
--------------------  --------------------

$             19,446  $        318,037,583


                  --                 1,012
--------------------  --------------------

              19,446           318,038,595
--------------------  --------------------




                  --                    --
--------------------  --------------------

$             19,446  $        318,038,595
====================  ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                  AIM V.I. CAPITAL
                                                      HIGH YIELD BOND      MONEY MARKET      AIM V.I. BALANCED      APPRECIATION
                                                           TRUST             PORTFOLIO        FUND - SERIES I      FUND - SERIES I
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $          57,155   $          13,858   $             187   $              --
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             11,031              17,811                 162             100,003
  Administrative fees .............................              1,324               2,137                  19              16,551
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             12,355              19,948                 181             116,554
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................             44,800              (6,090)                  6            (116,554)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                616                  --                  --                  --
    Realized gain (loss) on sale of
      investments .................................             12,525                  --                  42            (580,591)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................             13,141                  --                  42            (580,591)
                                                     -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................              2,249                  --                 629           1,184,089
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $          60,190   $          (6,090)  $             677   $         486,944
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.                                                                            ALLIANCEBERNSTEIN
       AIM V.I.            GOVERNMENT                                   AIM V.I.          AIM V.I. PREMIER      GROWTH AND INCOME
     CORE EQUITY        SECURITIES FUND -     AIM V.I. GROWTH     INTERNATIONAL GROWTH       EQUITY FUND            PORTFOLIO -
   FUND - SERIES I          SERIES I          FUND - SERIES I         FUND - SERIES I         SERIES I                CLASS B
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$           108,087   $           248,823   $                --   $             46,883  $             83,507   $                776
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


            119,683                88,199                42,685                 73,493               208,117                  1,497
             18,727                13,376                 6,314                 11,909                30,772                    180
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

            138,410               101,575                48,999                 85,402               238,889                  1,677
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

            (30,323)              147,248               (48,999)               (38,519)             (155,382)                  (901)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------





-------------------   -------------------   -------------------   --------------------  --------------------   --------------------
           (336,589)              392,137              (961,262)              (451,380)           (2,170,802)                   727
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

           (336,589)              392,137              (961,262)              (451,380)           (2,170,802)                   727
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


          1,235,616              (421,249)            1,259,291              2,080,623             3,052,227                 14,963
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$           868,704   $           118,136   $           249,030   $          1,590,724  $            726,043   $             14,789
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         ALLIANCEBERNSTEIN
                                                     ALLIANCEBERNSTEIN       TECHNOLOGY                          TEMPLETON FOREIGN
                                                      PREMIER GROWTH         PORTFOLIO -    FRANKLIN SMALL CAP   SECURITIES FUND -
                                                    PORTFOLIO - CLASS B       CLASS B          CLASS 2 SHARES      CLASS 2 SHARES
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $              --   $              --   $              --   $          37,997
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................                 66              14,363              23,480              44,338
  Administrative fees .............................                  7               1,724               2,818               5,320
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................                 73              16,087              26,298              49,658
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................                (73)            (16,087)            (26,298)            (11,661)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Realized gain distribution ......................                 --                  --                  --                  --
  Realized gain (loss) on sale of
    investments ...................................                 (9)           (151,815)            (62,090)           (113,510)
                                                     -----------------   -----------------   -----------------   -----------------

    Realized gain (loss) ..........................                 (9)           (151,815)            (62,090)           (113,510)
                                                     -----------------   -----------------   -----------------   -----------------

  Change in unrealized gain (loss)
    on investments ................................                444             205,220             269,076             692,560
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $             362   $          37,318   $         180,688   $         567,389
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         EQUITY INDEX           FUNDAMENTAL
   APPRECIATION           PORTFOLIO -              VALUE                                  MFS(R) EMERGING           MFS(R) MONEY
     PORTFOLIO          CLASS II SHARES          PORTFOLIO         MFS(R) BOND SERIES      GROWTH SERIES            MARKET SERIES
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$            94,398   $            57,050   $             5,278   $            439,430  $                 --   $             22,588
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             83,817                54,441                 8,971                 66,512               141,731                 27,918
             13,562                 6,533                 1,076                 10,361                22,871                  4,677
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             97,379                60,974                10,047                 76,873               164,602                 32,595
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             (2,981)               (3,924)               (4,769)               362,557              (164,602)               (10,007)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                18,806                     --                    --                     --
             22,141              (125,928)               10,073                142,520            (1,747,971)                    --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             22,141              (125,928)               28,879                142,520            (1,747,971)                    --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


            607,357               481,056                28,200               (198,931)            3,508,359                     --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$           626,517   $           351,204   $            52,310   $            306,146  $          1,595,786   $            (10,007)
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                    TOTAL RETURN
                                                      MFS(R) RESEARCH     MFS(R) STRATEGIC     MFS(R) TOTAL          PORTFOLIO
                                                           SERIES          INCOME SERIES       RETURN SERIES    ADMINISTRATIVE CLASS
                                                     -----------------   -----------------   -----------------  --------------------
INVESTMENT INCOME:
  Dividends .......................................  $         122,718   $          70,012   $         355,394   $          30,303
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             98,140              11,132             195,850              20,045
  Administrative fees .............................             16,336               1,878              30,221               2,405
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................            114,476              13,010             226,071              22,450
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................              8,242              57,002             129,323               7,853
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Realized gain distribution ......................                 --                  --                  --              24,925
  Realized gain (loss) on sale of
    investments ...................................           (874,147)             11,228             782,738               6,792
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................           (874,147)             11,228             782,738              31,717
                                                     -----------------   -----------------   -----------------   -----------------

  Change in unrealized gain (loss)
    on investments ................................          2,264,121               7,541             891,815              15,684
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $       1,398,216   $          75,771   $       1,803,876   $          55,254
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PUTNAM VT             PUTNAM VT
  INTERNATIONAL             SMALL CAP                                  HIGH YIELD
   EQUITY FUND -          VALUE FUND -         ALL CAP FUND -          BOND FUND -        INVESTORS FUND -      TOTAL RETURN FUND -
  CLASS IB SHARES       CLASS IB SHARES           CLASS I                CLASS I               CLASS I                CLASS I
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$               503   $               516   $            52,391   $             85,969  $            105,721   $             45,756
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


                428                 1,918               123,497                 16,787                90,855                 32,111
                 51                   230                14,820                  2,014                10,903                  3,853
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                479                 2,148               138,317                 18,801               101,758                 35,964
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                 24                (1,632)              (85,926)                67,168                 3,963                  9,792
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                 46,062
                646                 2,383                97,023                  8,557                27,435                 18,450
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                646                 2,383                97,023                  8,557                27,435                 64,512
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


              4,302                34,668               643,890                 48,688               585,061                104,546
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$             4,972   $            35,419   $           654,987   $            124,413  $            616,459   $            178,850
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                           SMITH BARNEY         SMITH BARNEY    SMITH BARNEY PERMIER
                                                      SB GOVERNMENT      DIVIDEND STRATEGY       GROWTH AND      SELECTIONS ALL CAP
                                                    PORTFOLIO - CLASS A      PORTFOLIO        INCOME PORTFOLIO     GROWTH PORTFOLIO
                                                    -------------------  -----------------   -----------------  -------------------
INVESTMENT INCOME:
  Dividends .......................................  $          42,602   $          16,294   $           9,719   $              --
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             14,306              22,079              11,265              16,255
  Administrative fees .............................              1,717               2,650               1,352               1,951
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             16,023              24,729              12,617              18,206
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................             26,579              (8,435)             (2,898)            (18,206)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                 --                  --                  --                  --
    Realized gain (loss) on sale of
      investments .................................              9,501             (66,898)            (15,692)            (15,943)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................              9,501             (66,898)            (15,692)            (15,943)
                                                     -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................            (17,286)            106,465              74,926              51,178
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $          18,794   $          31,132   $          56,336   $          17,029
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              MERRILL LYNCH                                    MFS
   EQUITY INCOME           LARGE CAP            LARGE CAP            MFS EMERGING             MID CAP           TRAVELERS QUALITY
     PORTFOLIO             PORTFOLIO          CORE PORTFOLIO        GROWTH PORTFOLIO      GROWTH PORTFOLIO        BOND PORTFOLIO
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$            15,643   $            65,922   $            15,678   $                 --  $                 --   $            209,561
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             13,016               107,244                37,534                 11,518                45,415                 60,767
              1,562                12,869                 4,504                  1,382                 5,450                  7,292
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             14,578               120,113                42,038                 12,900                50,865                 68,059
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

              1,065               (54,191)              (26,360)               (12,900)              (50,865)               141,502
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




             52,475                    --                    --                     --                    --                     --
              6,209              (551,416)             (213,066)              (123,505)             (369,959)                23,964
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             58,684              (551,416)             (213,066)              (123,505)             (369,959)                23,964
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             36,240             1,009,277               636,791                232,326               851,192                (80,966)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$            95,989   $           403,670   $           397,365   $             95,921  $            430,368   $             84,500
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        AIM CAPITAL                                                SMITH BARNEY
                                                        APPRECIATION     MFS TOTAL RETURN    PIONEER STRATEGIC   AGGRESSIVE GROWTH
                                                         PORTFOLIO          PORTFOLIO         INCOME PORTFOLIO      PORTFOLIO
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $           7,924   $         195,888   $          76,972   $              --
                                                     -----------------   -----------------   -----------------   -----------------

EXPENSES:
  Insurance charges ...............................             75,102              89,151              14,603              73,453
  Administrative fees .............................              9,012              10,698               1,752              11,231
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             84,114              99,849              16,355              84,684
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................            (76,190)             96,039              60,617             (84,684)
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................                 --             199,768                  --              26,976
    Realized gain (loss) on sale of
      investments .................................           (520,213)             21,251             (10,049)            (31,111)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................           (520,213)            221,019             (10,049)             (4,135)
                                                     -----------------   -----------------   -----------------   -----------------

  Change in unrealized gain (loss)
    on investments ................................            877,946             365,531              55,883             685,356
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $         281,543   $         682,589   $         106,451   $         596,537
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    SMITH BARNEY
    INTERNATIONAL                           SMITH BARNEY LARGE        SMITH BARNEY                                   EMERGING
       ALL CAP        SMITH BARNEY LARGE      CAPITALIZATION             MID CAP        COMSTOCK PORTFOLIO -     GROWTH PORTFOLIO
  GROWTH PORTFOLIO    CAP VALUE PORTFOLIO    GROWTH PORTFOLIO        CORE PORTFOLIO       CLASS II SHARES        CLASS II SHARES
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$               288   $             1,959   $               550   $                 --  $              2,014   $                 --
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


                359                 1,329                 1,808                  3,760                 3,230                    157
                 43                   160                   217                    451                   388                     18
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                402                 1,489                 2,025                  4,211                 3,618                    175
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

               (114)                  470                (1,475)                (4,211)               (1,604)                  (175)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                     --
                263                  (664)                4,382                  6,857                11,816                     (6)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

                263                  (664)                4,382                  6,857                11,816                     (6)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


              4,186                 8,006                (5,225)                24,518                27,896                    852
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$             4,335   $             7,812   $            (2,318)  $             27,164  $             38,108   $                671
===================   ===================   ===================   ====================  ====================   ====================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                    SMITH BARNEY SMALL
                                                        CAP GROWTH           EQUITY -                               HIGH INCOME
                                                       OPPORTUNITIES     INCOME PORTFOLIO -  GROWTH PORTFOLIO -     PORTFOLIO -
                                                         PORTFOLIO         INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                     -----------------   -----------------   -----------------   -----------------
INVESTMENT INCOME:
  Dividends .......................................  $           2,513   $         381,901   $          56,876   $         594,361

EXPENSES:
  Insurance charges ...............................             37,010             214,596             196,405              61,526
  Administrative fees .............................              5,262              34,503              29,377               9,645
                                                     -----------------   -----------------   -----------------   -----------------

    Total expenses ................................             42,272             249,099             225,782              71,171
                                                     -----------------   -----------------   -----------------   -----------------

      Net investment income (loss) ................            (39,759)            132,802            (168,906)            523,190
                                                     -----------------   -----------------   -----------------   -----------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ....................             78,159              91,232                  --                  --
    Realized gain (loss) on sale of
      investments .................................            (34,747)           (117,232)         (1,849,903)         (1,153,415)
                                                     -----------------   -----------------   -----------------   -----------------

      Realized gain (loss) ........................             43,412             (26,000)         (1,849,903)         (1,153,415)
                                                     -----------------   -----------------   -----------------   -----------------

    Change in unrealized gain (loss)
      on investments ..............................            454,508           2,037,850           2,307,412           1,102,010
                                                     -----------------   -----------------   -----------------   -----------------


  Net increase (decrease) in net assets
    resulting from operations .....................  $         458,161   $       2,144,652   $         288,603   $         471,785
                                                     =================   =================   =================   =================

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         DYNAMIC CAPITAL
     OVERSEAS            CONTRAFUND(R)        CONTRAFUND(R)            INDEX 500           APPRECIATION
    PORTFOLIO -           PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
   INITIAL CLASS         INITIAL CLASS        SERVICE CLASS 2        INITIAL CLASS        SERVICE CLASS 2           COMBINED
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

$            52,994   $            91,314   $             3,095   $            546,542  $                 --   $          4,475,910
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


             38,572               239,323                18,962                366,207                   128              3,494,161
              6,366                36,811                 2,275                 56,671                    15                508,593
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

             44,938               276,134                21,237                422,878                   143              4,002,754
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

              8,056              (184,820)              (18,142)               123,664                  (143)               473,156
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------




                 --                    --                    --                     --                    --                539,019
           (337,595)              323,995                11,166               (357,191)                   79            (11,389,799)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------

           (337,595)              323,995                11,166               (357,191)                   79            (10,850,780)
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------


            825,816             2,969,629               211,464              3,374,502                   918             36,831,296
-------------------   -------------------   -------------------   --------------------  --------------------   --------------------



$           496,277   $         3,108,804   $           204,488   $          3,140,975  $                854   $         26,453,672
===================   ===================   ===================   ====================  ====================   ====================


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                                AIM V.I.
                                                   HIGH YIELD BOND TRUST       MONEY MARKET PORTFOLIO     BALANCED FUND - SERIES I
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    44,800   $    51,303   $    (6,090)  $   (15,540)  $         6   $        45
  Realized gain (loss) ........................       13,141        (1,209)           --            --            42            (4)
  Change in unrealized gain (loss)
    on investments ............................        2,249       153,469            --            --           629           924
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ...............       60,190       203,563        (6,090)      (15,540)          677           965
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............           --         3,015            --            --         6,500            --
  Participant transfers from other
    funding options ...........................       27,957        83,042       111,545        50,295            --           950
  Administrative charges ......................          (28)           (1)           (4)          (43)           --            --
  Contract surrenders .........................      (67,910)      (96,399)      (42,917)     (269,737)         (143)         (125)
  Participant transfers to other
    funding options ...........................      (38,559)      (20,518)     (615,110)   (1,340,244)       (1,099)           --
  Other payments to participants ..............      (38,535)      (15,782)           --        (3,613)           --            --
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........     (117,075)      (46,643)     (546,486)   (1,563,342)        5,258           825
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....      (56,885)      156,920      (552,576)   (1,578,882)        5,935         1,790

NET ASSETS:
    Beginning of year .........................      927,274       770,354     1,711,717     3,290,599         7,471         5,681
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $   870,389   $   927,274   $ 1,159,141   $ 1,711,717   $    13,406   $     7,471
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          AIM V.I. CAPITAL                    AIM V.I. CORE                 AIM V.I. GOVERNMENT                  AIM V.I.
   APPRECIATION FUND - SERIES I           EQUITY FUND - SERIES I        SECURITIES FUND - SERIES I       GROWTH FUND - SERIES I
-----------------------------------    ----------------------------    ----------------------------    ---------------------------
        2004               2003            2004            2003            2004            2003            2004             2003
        ----               ----            ----            ----            ----            ----            ----            ----

$          (116,554)   $   (134,407)   $    (30,323)   $    (21,621)   $    147,248    $    105,615    $    (48,999)   $    (53,052)
           (580,591)     (1,134,801)       (336,589)       (893,917)        392,137         603,501        (961,262)     (1,158,278)

          1,184,089       4,433,568       1,235,616       3,717,680        (421,249)       (743,133)      1,259,291       2,398,580
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


            486,944       3,164,360         868,704       2,802,142         118,136         (34,017)        249,030       1,187,250
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


             46,683          26,477          38,564          35,593           7,300          42,072          12,160           7,144

            123,090         130,573          91,043         126,261          78,049         759,283          69,746         198,302
               (795)           (580)           (760)           (491)           (640)           (530)           (210)           (198)
         (3,195,961)     (2,412,808)     (2,770,947)     (1,877,197)     (4,529,344)     (4,481,998)       (887,474)       (522,542)

           (390,272)       (786,578)       (807,503)     (1,003,175)       (811,592)     (3,077,519)       (413,289)       (508,857)
           (173,203)       (126,788)        (99,435)       (192,008)       (176,627)       (304,375)        (55,609)        (47,944)
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         (3,590,458)     (3,169,704)     (3,549,038)     (2,911,017)     (5,432,854)     (7,063,067)     (1,274,676)       (874,095)
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

         (3,103,514)         (5,344)     (2,680,334)       (108,875)     (5,314,718)     (7,097,084)     (1,025,646)        313,155


         12,914,939      12,920,283      14,040,437      14,149,312      11,791,741      18,888,825       4,812,960       4,499,805
-------------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         9,811,425    $ 12,914,939    $ 11,360,103    $ 14,040,437    $  6,477,023    $ 11,791,741    $  3,787,314    $  4,812,960
===================    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         AIM V.I. INTERNATIONAL              AIM V.I. PREMIER          ALLIANCEBERNSTEIN GROWTH AND
                                         GROWTH FUND - SARIES I           EQUITY FUND - SERIES I        INCOME PORTFOLIO - CLASS B
                                       ----------------------------    ----------------------------    ----------------------------
                                            2004            2003            2004            2003            2004            2003
                                            ----            ----            ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) .....   $    (38,519)   $    (44,464)   $   (155,382)   $   (202,860)   $       (901)   $       (367)
  Realized gain (loss) .............       (451,380)     (1,054,198)     (2,170,802)     (3,260,461)            727             239
  Change in unrealized gain (loss)
    on investments .................      2,080,623       3,053,839       3,052,227       8,368,248          14,963          21,255
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from operations ..............      1,590,724       1,955,177         726,043       4,904,927          14,789          21,127
                                       ------------    ------------    ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments ....          3,714          19,336          46,125          38,413               --             --
  Participant transfers from other
    funding options ................        211,538         105,011         113,265         224,097          61,925          21,860
  Administrative charges ...........           (385)           (189)         (1,622)         (1,011)             (6)             (1)
  Contract surrenders ..............     (1,933,487)     (1,458,163)     (4,974,051)     (3,534,426)         (5,174)        (15,477)
  Participant transfers to other
    funding options ................       (272,854)       (434,557)     (1,124,662)     (1,939,928)              --             --
  Other payments to participants ...       (160,393)        (16,616)       (237,155)       (326,048)              --             --
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions .......     (2,151,867)     (1,785,178)     (6,178,100)     (5,538,903)         56,745           6,382
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets ................       (561,143)        169,999      (5,452,057)       (633,976)         71,534          27,509


NET ASSETS:
    Beginning of year ..............      8,528,143       8,358,144      23,736,524      24,370,500          92,982          65,473
                                       ------------    ------------    ------------    ------------    ------------    ------------
    End of year ....................   $  7,967,000    $  8,528,143    $ 18,284,467    $ 23,736,524    $    164,516    $     92,982
                                       ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

   ALLIANCEBERNSTEIN PREMIER        ALLIANCEBERNSTEIN TECHNOLOGY      FRANKLIN SMALL CAP FUND -      TEMPLETON FOREIGN SECURITIES
   GROWTH PORTFOLIO - CLASS B            PORTFOLIO - CLASS B               CLASS 2 SHARES                FUND - CLASS 2 SHARES
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$          (73)  $          (67)  $      (16,087)  $      (15,097)  $     (26,298)  $     (23,417)  $      (11,661)  $       11,169
            (9)             (17)        (151,815)        (294,913)        (62,090)       (153,532)        (113,510)        (396,086)

           444            1,024          205,220          685,496         269,076         695,021          692,560        1,226,726
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


           362              940           37,318          375,486         180,688         518,072          567,389          841,809
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --            2,620            2,620          23,340          20,059            1,740            2,880

            --               --           20,749           35,477          31,383          18,004          164,002           21,869
            --               --               (8)             (18)            (32)            (13)             (29)             (38)
            --               --          (43,058)         (67,107)       (139,634)       (136,758)        (182,840)        (240,299)

            --               --          (43,544)         (99,969)        (53,820)        (23,001)         (74,632)        (168,101)
            --               --          (13,877)          (1,134)           (142)        (57,420)         (28,077)        (101,790)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --          (77,118)        (130,131)       (138,905)       (179,129)        (119,836)        (485,479)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

           362              940          (39,800)         245,355          41,783         338,943          447,553          356,330




         5,283            4,343        1,218,023          972,668       1,900,031       1,561,088        3,461,498        3,105,168
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$        5,645   $        5,283   $    1,178,223   $    1,218,023   $   1,941,814   $   1,900,031   $    3,909,051   $    3,461,498
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 APPRECIATION            EQUITY INDEX PORTFOLIO -             FUNDAMENTAL VALUE
                                                  PORTFOLIO                  CLASS II SHARES                      PORTFOLIO
                                        ---------------------------     ---------------------------     ---------------------------
                                            2004            2003            2004            2003            2004            2003
                                            ----            ----            ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) .....    $    (2,981)    $   (36,928)    $    (3,924)    $   (17,286)    $    (4,769)    $    (2,434)
  Realized gain (loss) .............         22,141        (348,468)       (125,928)       (333,405)         28,879          (8,124)
  Change in unrealized gain (loss)
    on investments .................        607,357       2,218,226         481,056       1,314,313          28,200         138,892
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Net increase (decrease)
      in net assets resulting
      from operations ..............        626,517       1,832,830         351,204         963,622          52,310         128,334
                                        -----------     -----------     -----------     -----------     -----------     -----------

UNIT TRANSACTIONS:
  Participant purchase payments ....         76,679         154,374          12,840          41,023           6,500           8,416
  Participant transfers from other
    funding options ................        835,144       1,156,260          80,916         104,488         259,132         233,051
  Administrative charges ...........           (505)           (372)            (70)            (38)            (11)             (2)
  Contract surrenders ..............     (1,758,147)     (1,595,561)       (268,944)       (645,966)        (21,308)        (10,838)
  Participant transfers to other
    funding options ................       (462,692)       (474,526)       (118,578)       (106,494)        (60,961)        (29,263)
  Other payments to participants ...        (70,314)       (148,821)       (140,450)         (3,346)             --              --
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Net increase (decrease)
      in net assets resulting
      from unit transactions .......     (1,379,835)       (908,646)       (434,286)       (610,333)        183,352         201,364
                                        -----------     -----------     -----------     -----------     -----------     -----------

    Net increase (decrease)
      in net assets ................       (753,318)        924,184         (83,082)        353,289         235,662         329,698


NET ASSETS:
    Beginning of year ..............      9,486,414       8,562,230       4,450,103       4,096,814         597,237         267,539
                                        -----------     -----------     -----------     -----------     -----------     -----------
    End of year ....................    $ 8,733,096     $ 9,486,414     $ 4,367,021     $ 4,450,103     $   832,899     $   597,237
                                        ===========     ===========     ===========     ===========     ===========     ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                         MFS(R) EMERGING                  MFS(R) MONEY
      MFS(R) BOND SERIES                  GROWTH SERIES                   MARKET SERIES                  MFS(R) RESEARCH SERIES
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004            2003             2004              2003            2004             2003             2004              2003
     ----            ----             ----              ----            ----             ----             ----              ----

$      362,557   $      429,424   $     (164,602)  $     (177,217)  $     (10,007)  $     (37,529)  $        8,242   $      (44,000)
       142,520          156,944       (1,747,971)      (2,281,607)             --              --         (874,147)      (1,374,699)

      (198,931)         116,678        3,508,359        6,624,970              --              --        2,264,121        3,907,302
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


       306,146          703,046        1,595,786        4,166,146         (10,007)        (37,529)       1,398,216        2,488,603
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        31,527           48,881           36,178           18,967              --           9,484           13,891           47,086

       202,577          938,452           47,169          295,311       2,230,624       3,858,690           29,655           95,333
          (411)            (321)            (952)            (554)           (453)           (644)            (740)            (697)
    (2,399,277)      (1,578,445)      (3,464,231)      (2,514,411)     (2,371,001)     (8,793,835)      (2,833,635)      (1,968,640)

      (453,949)      (1,200,174)        (818,607)        (844,770)     (1,547,690)     (4,229,181)        (416,622)        (672,791)
       (10,364)        (257,679)         (84,294)        (125,190)       (136,736)             --         (162,840)        (170,989)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------



    (2,629,897)      (2,049,286)      (4,284,737)      (3,170,647)     (1,825,256)     (9,155,486)      (3,370,291)      (2,670,698)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


    (2,323,751)      (1,346,240)      (2,688,951)         995,499      (1,835,263)     (9,193,015)      (1,972,075)        (182,095)



     8,149,315        9,495,555       17,011,428       16,015,929       4,058,933      13,251,948       12,069,968       12,252,063
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$    5,825,564   $    8,149,315   $   14,322,477   $   17,011,428   $   2,223,670   $   4,058,933   $   10,097,893   $   12,069,968
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                          MFS(R) STRATEGIC                  MFS(R) TOTAL                TOTAL RETURN PORTFOLIO
                                            INCOME SERIES                   RETURN SERIES                ADMINISTRATIVE CLASS
                                     ----------------------------    ----------------------------    ----------------------------
                                         2004            2003            2004            2003               2004         2003
                                         ----            ----            ----            ----               ----         ----
OPERATIONS:
  Net investment income (loss) ...   $     57,002    $     65,559    $    129,323    $    159,812    $      7,853    $     25,356
  Realized gain (loss) ...........         11,228          22,167         782,738          41,997          31,717          21,592
  Change in unrealized gain (loss)
    on investments ...............          7,541          37,349         891,815       3,008,171          15,684           9,752
                                     ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from operations ............         75,771         125,075       1,803,876       3,209,980          55,254          56,700
                                     ------------    ------------    ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments ..            283           4,880          72,795          86,242           3,000          14,719
  Participant transfers from other
    funding options ..............        136,882         264,030         703,827       1,429,201         287,812         634,676
  Administrative charges .........            (68)            (26)         (1,572)           (944)             (7)            (30)
  Contract surrenders ............       (270,746)       (366,211)     (6,587,561)     (5,253,647)        (94,095)        (78,972)
  Participant transfers to other
    funding options ..............        (23,070)       (221,903)       (632,992)     (1,460,349)       (119,691)       (457,268)
  Other payments to participants .         (8,281)         (1,454)        (92,623)       (233,012)              -         (51,126)
                                     ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets resulting
      from unit transactions .....       (165,000)       (320,684)     (6,538,126)     (5,432,509)         77,019          61,999
                                     ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease)
      in net assets ..............        (89,229)       (195,609)     (4,734,250)     (2,222,529)        132,273         118,699


NET ASSETS:
    Beginning of year ............      1,294,895       1,490,504      22,668,040      24,890,569       1,590,770       1,472,071
                                     ------------    ------------    ------------    ------------    ------------    ------------
    End of year ..................   $  1,205,666    $  1,294,895    $ 17,933,790    $ 22,668,040    $  1,723,043    $  1,590,770
                                     ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

    PUTNAM VT DISCOVERY                  PUTNAM VT DISCOVERY            PUTNAM VT SMALL CAP
       GROWTH FUND -                        EQUITY FUND -                   VALUE FUND -
      CLASS IB SHARES                     CLASS IB SHARES                 CLASS IB SHARES               ALL CAP FUND - CLASS I
-------------------------------   -------------------------------   -----------------------------   -------------------------------
   2004                2003            2004             2003             2004            2003             2004            2003
   ----                ----            ----             ----             ----            ----             ----            ----

$           --   $           (7)  $           24   $         (129)  $      (1,632)  $      (1,162)  $      (85,926)  $     (101,858)
            --              147              646                6           2,383             350           97,023         (169,190)

            --               --            4,302            6,748          34,668          46,567          643,890        3,109,224
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------



            --              140            4,972            6,625          35,419          45,755          654,987        2,838,176
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --               --              179              --              --           19,843           36,158

            --              500            7,666            1,833          17,428          10,206          155,989          125,729
            --               --               --               --              (1)             --              (98)            (130)
            --             (640)              --               --          (4,664)         (1,584)        (580,797)        (903,925)

            --               --           (2,770)              --          (2,860)         (2,621)        (181,565)        (380,430)
            --               --               --               --              --              --          (15,282)         (89,315)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------



            --             (140)           4,896            2,012           9,903           6,001         (601,910)      (1,211,913)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


            --               --            9,868            8,637          45,322          51,756           53,077        1,626,263



            --               --           30,909           22,272         138,826          87,070        9,993,007        8,366,744
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$           --   $           --   $       40,777   $       30,909   $     184,148   $     138,826   $   10,046,084   $    9,993,007
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  HIGH YIELD BOND FUND -                                    TOTAL RETURN FUND -
                                                          CLASS I            INVESTORS FUND - CLASS I             CLASS I
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                 -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ................  $    67,168   $    62,035   $     3,963   $      (699)  $     9,792   $     4,646
  Realized gain (loss) ........................        8,557        (7,622)       27,435      (127,662)       64,512        10,374
  Change in unrealized gain (loss)
    on investments ............................       48,688       214,525       585,061     1,911,814       104,546       327,963
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................      124,413       268,938       616,459     1,783,453       178,850       342,983
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        5,385         2,000        11,330        41,985         5,385         2,000
  Participant transfers from other
    funding options ...........................       40,254       153,935        85,776        33,521         7,415        43,465
  Administrative charges ......................           (8)          (14)          (65)          (77)          (26)          (53)
  Contract surrenders .........................      (57,519)     (420,946)     (375,039)     (582,111)     (125,228)     (230,150)
  Participant transfers to other
    funding options ...........................      (22,470)       (8,495)      (92,687)     (214,317)     (126,414)     (110,711)
  Other payments to participants ..............      (17,075)       (9,575)      (25,466)      (66,249)      (44,243)      (32,778)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      (51,433)     (283,095)     (396,151)     (787,248)     (283,111)     (328,227)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....       72,980       (14,157)      220,308       996,205      (104,261)       14,756


NET ASSETS:
    Beginning of year .........................    1,341,347     1,355,504     7,288,890     6,292,685     2,651,320     2,636,564
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $ 1,414,327   $ 1,341,347   $ 7,509,198   $ 7,288,890   $ 2,547,059   $ 2,651,320
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

   SB GOVERNMENT PORTFOLIO -      SMITH BARNEY DIVIDEND STRATEGY       SMITH BARNEY GROWTH AND      SMITH BARNEY PREMIER SELECTIONS
            CLASS A                          PORTFOLIO                    INCOME PORTFOLIO             ALL CAP GROWTH PORTFOLIO
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$       26,579   $       18,450   $       (8,435)  $      (16,607)  $      (2,898)  $      (6,875)  $      (18,206)  $      (17,905)
         9,501           33,565          (66,898)        (168,232)        (15,692)        (54,701)         (15,943)         (65,225)

       (17,286)         (67,821)         106,465          516,530          74,926         270,465           51,178          446,859
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        18,794          (15,806)          31,132          331,691          56,336         208,889           17,029          363,729
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         6,585            3,200              900              900           8,826           4,420            2,385              480

         5,494          114,052           23,877           21,609          10,474          29,607           36,296           28,161
           (11)              (5)             (41)             (32)             (9)             (5)              (3)             (16)
       (73,147)         (92,888)        (101,220)        (158,890)        (60,063)        (88,317)         (60,550)        (121,788)

       (46,365)        (325,870)         (47,858)        (103,339)        (51,263)        (40,228)         (47,762)         (25,043)
            --               --               --           (4,538)             --              --               --          (95,889)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


      (107,444)        (301,511)        (124,342)        (244,290)        (92,035)        (94,523)         (69,634)        (214,095)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

       (88,650)        (317,317)         (93,210)          87,401         (35,699)        114,366          (52,605)         149,634



     1,213,048        1,530,365        1,823,506        1,736,105         937,485         823,119        1,369,665        1,220,031
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$    1,124,398   $    1,213,048   $    1,730,296   $    1,823,506   $     901,786   $     937,485   $    1,317,060   $    1,369,665
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          MERRILL LYNCH LARGE CAP
                                                  EQUITY INCOME PORTFOLIO       LARGE CAP PORTFOLIO           CORE PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $     1,065   $    (3,094)  $   (54,191)  $   (85,325)  $   (26,360)  $   (21,029)
  Realized gain (loss) ........................       58,684        (5,646)     (551,416)     (823,932)     (213,066)     (321,338)
  Change in unrealized gain (loss)
    on investments ............................       36,240       211,340     1,009,277     2,661,656       636,791       855,043
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................       95,989       202,600       403,670     1,752,399       397,365       512,676
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        9,000        11,022        13,357        10,722         1,320         1,901
  Participant transfers from other
    funding options ...........................      274,111       123,678        40,500        59,506        14,148        62,653
  Administrative charges ......................           (4)           (2)         (133)         (130)          (17)          (50)
  Contract surrenders .........................      (36,911)      (44,187)     (557,067)     (629,565)     (192,675)     (256,949)
  Participant transfers to other
    funding options ...........................      (44,090)      (18,022)     (361,351)     (383,523)     (228,066)     (145,367)
  Other payments to participants ..............           --            --       (88,487)      (65,067)      (21,848)       (4,671)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      202,106        72,489      (953,181)   (1,008,057)     (427,138)     (342,483)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....      298,095       275,089      (549,511)      744,342       (29,773)      170,193


NET ASSETS:
    Beginning of year .........................      950,615       675,526     8,989,075     8,244,733     3,044,388     2,874,195
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $ 1,248,710   $   950,615   $ 8,439,564   $ 8,989,075   $ 3,014,615   $ 3,044,388
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                       TRAVELERS QUALITY BOND          AIM CAPITAL APPRECIATION
 MFS EMERGING GROWTH PORTFOLIO     MFS MID CAP GROWTH PORTFOLIO               PORTFOLIO                        PORTFOLIO
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$      (12,900)  $      (12,513)  $      (50,865)  $      (45,128)  $     141,502   $     177,948   $      (76,190)  $      (80,429)
      (123,505)        (338,209)        (369,959)        (692,230)         23,964          31,357         (520,213)        (886,584)

       232,326          567,240          851,192        1,705,009         (80,966)         76,055          877,946        2,377,944
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        95,921          216,518          430,368          967,651          84,500         285,360          281,543        1,410,931
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         2,500            2,500           11,205            4,481              --          20,000           12,073            4,603

         5,777           14,153           14,925           54,820         140,810         274,366           89,276           28,625
           (12)              (6)             (49)             (58)             (9)            (20)             (58)             (96)
       (47,143)         (51,955)        (194,455)        (164,213)       (320,336)       (516,052)        (348,843)        (376,321)

       (37,770)        (140,973)         (99,607)        (168,451)       (644,297)        (22,697)        (266,976)        (287,545)
         4,656             (583)          (7,112)         (27,745)        (73,292)       (127,262)         (10,552)         (96,324)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


       (71,992)        (176,864)        (275,093)        (301,166)       (897,124)       (371,665)        (525,080)        (727,058)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

        23,929           39,654          155,275          666,485        (812,624)        (86,305)        (243,537)         683,873



       937,085          897,431        3,631,090        2,964,605       5,240,013       5,326,318        6,241,530        5,557,657
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$      961,014   $      937,085   $    3,786,365   $    3,631,090   $   4,427,389   $   5,240,013   $    5,997,993   $    6,241,530
==============   ==============   ==============   ==============   =============   =============   ==============   ==============


                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     MFS TOTAL RETURN        PIONEER STRATEGIC INCOME     SMITH BARNEY AGGRESSIVE
                                                         PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    96,039   $    57,485   $    60,617   $    87,274   $   (84,684)  $   (79,954)
  Realized gain (loss) ........................      221,019       (86,469)      (10,049)      (43,584)       (4,135)     (370,183)
  Change in unrealized gain (loss)
    on investments ............................      365,531       969,065        55,883       175,111       685,356     2,486,910
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................      682,589       940,081       106,451       218,801       596,537     2,036,773
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............        4,767        29,235            --        (3,492)       75,648       127,224
  Participant transfers from other
    funding options ...........................      457,267       265,952        30,011        97,957       880,403     1,325,282
  Administrative charges ......................          (35)          (99)           (6)          (16)         (442)         (369)
  Contract surrenders .........................     (352,632)     (785,031)      (50,598)     (105,424)   (1,629,327)   (1,678,643)
  Participant transfers to other
    funding options ...........................     (109,679)     (257,020)      (73,589)     (177,732)     (424,675)     (360,149)
  Other payments to participants ..............      (27,761)      (79,273)       (7,899)     (131,598)      (34,455)     (111,817)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........      (28,073)     (826,236)     (102,081)     (320,305)   (1,132,848)     (698,472)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....      654,516       113,845         4,370      (101,504)     (536,311)    1,338,301


NET ASSETS:
    Beginning of year .........................    6,967,506     6,853,661     1,168,837     1,270,341     7,802,399     6,464,098
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $ 7,622,022   $ 6,967,506   $ 1,173,207   $ 1,168,837   $ 7,266,088   $ 7,802,399
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                         SMITH BARNEY LARGE
  SMITH BARNEY INTERNATIONAL       SMITH BARNEY LARGE CAP VALUE         CAPITALIZATION GROWTH          SMITH BARNEY MID CAP CORE
   ALL CAP GROWTH PORTFOLIO                  PORTFOLIO                        PORTFOLIO                        PORTFOLIO
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$         (114)  $          100   $          470   $          369   $      (1,475)  $        (726)  $       (4,211)  $       (3,864)
           263               63             (664)            (572)          4,382             530            6,857           (8,093)

         4,186            2,731            8,006           16,454          (5,225)         18,430           24,518           79,125
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         4,335            2,894            7,812           16,251          (2,318)         18,234           27,164           67,168
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         1,905               --               --               --              --              --               --            3,179

         5,366           21,289           30,947           15,387          65,103          96,819           24,947           60,225
            --               --               (1)              --              (5)             --               (2)              (1)
        (1,832)            (606)         (16,186)          (2,607)        (32,597)         (3,588)         (14,086)          (9,106)

            --               --             (370)            (532)         (2,322)             --          (31,367)         (81,975)
            --               --               --               --              --              --               --               --
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


         5,439           20,683           14,390           12,248          30,179          93,231          (20,508)         (27,678)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

         9,774           23,577           22,202           28,499          27,861         111,465            6,656           39,490



        23,577               --           84,900           56,401         126,081          14,616          319,745          280,255
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$       33,351   $       23,577   $      107,102   $       84,900   $     153,942   $     126,081   $      326,401   $      319,745
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                  EMERGING GROWTH         SMITH BARNEY SMALL CAP
                                                   COMSTOCK PORTFOLIO -             PORTFOLIO -            GROWTH OPPORTUNITIES
                                                      CLASS II SHARES             CLASS II SHARES                PORTFOLIO
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $    (1,604)  $    (1,306)  $      (175)  $      (134)  $   (39,759)  $   (37,506)
  Realized gain (loss) ........................       11,816         1,034            (6)          (22)       43,412      (205,735)
  Change in unrealized gain (loss)
    on investments ............................       27,896        55,037           852         2,247       454,508     1,331,824
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................       38,108        54,765           671         2,091       458,161     1,088,583
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............           --            --            --            89         9,217        74,423
  Participant transfers from other
    funding options ...........................       60,320        61,944            --         2,917       195,812       360,556
  Administrative charges ......................           (1)           --            --            --          (111)          (44)
  Contract surrenders .........................      (21,895)      (18,404)           --            --      (468,192)     (411,728)
  Participant transfers to other
    funding options ...........................      (39,178)          (53)           --            --      (229,404)     (185,691)
  Other payments to participants ..............           --            --            --            --       (10,197)       (8,678)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........         (754)       43,487            --         3,006      (502,875)     (171,162)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....       37,354        98,252           671         5,097       (44,714)      917,421


NET ASSETS:
    Beginning of year .........................      253,783       155,531        12,657         7,560     3,750,478     2,833,057
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $   291,137   $   253,783   $    13,328   $    12,657   $ 3,705,764   $ 3,750,478
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

  EQUITY - INCOME PORTFOLIO -           GROWTH PORTFOLIO -             HIGH INCOME PORTFOLIO -           OVERSEAS PORTFOLIO -
         INITIAL CLASS                     INITIAL CLASS                    INITIAL CLASS                    INITIAL CLASS
-------------------------------   -------------------------------   -----------------------------   -------------------------------
     2004             2003             2004             2003            2004            2003             2004             2003
     ----             ----             ----             ----            ----            ----             ----             ----

$      132,802   $      205,146   $     (168,906)  $     (181,413)  $     523,190   $     482,661   $        8,056   $       (5,153)
       (26,000)      (1,499,359)      (1,849,903)      (2,633,392)     (1,153,415)     (1,271,938)        (337,595)      (1,173,864)

     2,037,850        7,302,517        2,307,412        8,491,717       1,102,010       2,511,754          825,816        2,699,190
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


     2,144,652        6,008,304          288,603        5,676,912         471,785       1,722,477          496,277        1,520,173
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


        64,565          112,562          124,764           49,182          37,401         162,444            5,761            1,958

     1,305,571          993,995          199,715          468,501         174,045       1,052,174          315,608           85,665
        (1,472)          (1,251)          (1,386)            (738)           (353)           (225)            (156)            (162)
    (6,308,802)      (4,540,614)      (4,753,383)      (2,482,860)     (1,982,732)     (1,748,495)      (1,135,427)      (1,153,134)

      (403,565)      (1,832,908)        (490,354)      (1,409,114)       (938,876)       (750,319)         (87,282)        (478,166)
      (127,393)        (252,310)        (205,720)        (332,634)        (45,591)        (71,705)         (32,585)         (40,430)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------


    (5,471,096)      (5,520,526)      (5,126,364)      (3,707,663)     (2,756,106)     (1,356,126)        (934,081)      (1,584,269)
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------

    (3,326,444)         487,778       (4,837,761)       1,969,249      (2,284,321)        366,351         (437,804)         (64,096)



    25,011,253       24,523,475       22,429,847       20,460,598       7,544,482       7,178,131        4,710,381        4,774,477
--------------   --------------   --------------   --------------   -------------   -------------   --------------   --------------
$   21,684,809   $   25,011,253   $   17,592,086   $   22,429,847   $   5,260,161   $   7,544,482   $    4,272,577   $    4,710,381
==============   ==============   ==============   ==============   =============   =============   ==============   ==============

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 CONTRAFUND(R) PORTFOLIO -   CONTRAFUND(R) PORTFOLIO -     INDEX 500 PORTFOLIO -
                                                       INITIAL CLASS              SERVICE CLASS 2              INITIAL CLASS
                                                 -------------------------   -------------------------   -------------------------
                                                     2004          2003          2004          2003          2004          2003
                                                     ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ................  $  (184,820)  $  (162,821)  $   (18,142)  $   (12,776)  $   123,664   $   196,519
  Realized gain (loss) ........................      323,995    (1,038,394)       11,166       (30,188)     (357,191)   (2,262,148)
  Change in unrealized gain (loss)
    on investments ............................    2,969,629     7,447,111       211,464       322,641     3,374,502    11,974,903
                                                 -----------   -----------   -----------   -----------   -----------   -----------

  Net increase (decrease) in net assets
    resulting from operations .................    3,108,804     6,245,896       204,488       279,677     3,140,975     9,909,274
                                                 -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ...............       59,379        65,225            --         4,000       124,738       130,494
  Participant transfers from other
    funding options ...........................    1,351,676       976,976       225,977       148,178     1,102,917     2,663,178
  Administrative charges ......................       (1,610)       (1,038)           (7)          (18)       (2,498)       (1,711)
  Contract surrenders .........................   (6,926,481)   (4,466,773)      (45,675)      (45,125)   (9,849,513)   (7,461,193)
  Participant transfers to other
    funding options ...........................   (1,504,020)   (1,722,733)      (90,929)      (34,669)   (2,082,180)   (4,103,572)
  Other payments to participants ..............     (137,896)     (209,504)       (3,592)      (27,877)     (555,860)     (334,521)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ........   (7,158,952)   (5,357,847)       85,774        44,489   (11,262,396)   (9,107,325)
                                                 -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets .....   (4,050,148)      888,049       290,262       324,166    (8,121,421)      801,949


NET ASSETS:
    Beginning of year .........................   27,217,377    26,329,328     1,406,859     1,082,693    42,888,826    42,086,877
                                                 -----------   -----------   -----------   -----------   -----------   -----------
    End of year ...............................  $23,167,229   $27,217,377   $ 1,697,121   $ 1,406,859   $34,767,405   $42,888,826
                                                 ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                      FIRST CITICORP LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

 DYNAMIC CAPITAL APPRECIATION
  PORTFOLIO - SERVICE CLASS 2                COMBINED
-------------------------------   -------------------------------
     2004             2003             2004             2003
     ----             ----             ----             ----


$         (143)  $          (47)  $      473,156   $      436,170
            79                1      (10,850,780)     (26,054,364)

           918              683       36,831,296      102,512,961
--------------   --------------   --------------   --------------


           854              637       26,453,672       76,894,767
--------------   --------------   --------------   --------------


            --               --        1,060,678        1,534,755

        11,944            7,269       13,325,875       20,669,199
            --               --          (17,937)         (13,107)
            --               --      (75,566,900)     (67,473,374)

        (1,258)              --      (18,115,007)     (32,871,431)
            --               --       (3,176,605)      (4,405,478)
--------------   --------------   --------------   --------------


        10,686            7,269      (82,489,896)     (82,559,436)
--------------   --------------   --------------   --------------

        11,540            7,906      (56,036,224)      (5,664,669)



         7,906               --      374,074,819      379,739,488
--------------   --------------   --------------   --------------
$       19,446   $        7,906   $  318,038,595   $  374,074,819
==============   ==============   ==============   ==============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     First Citicorp Life Variable Annuity Separate Account ("Separate Account FCLIC") is a separate account of First Citicorp Life Insurance Company ("The Company"), an indirect subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by the Company. Separate Account FCLIC is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account FCLIC includes the CitiVariable Annuity and CitiElite Annuity products.

     Participant purchase payments applied to Separate Account FCLIC are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, investments comprising Separate Account FCLIC were:

          High Yield Bond Trust, Massachusetts business trust,
            Affiliate of The Company
          Money Market Portfolio, Massachusetts business trust,
            Affiliate of The Company
          AIM Variable Insurance Funds, Inc., Delaware business trust
              AIM V.I. Balanced Fund - Series I
              AIM V.I. Capital Appreciation Fund - Series I
              AIM V.I. Core Equity Fund - Series I
              AIM V.I. Government Securities Fund - Series I
              AIM V.I. Growth Fund - Series I
              AIM V.I. International Growth Fund - Series I
              AIM V.I. Premier Equity Fund - Series I
          AllianceBernstein Variable Product Series Fund, Inc.,
            Maryland business trust
              AllianceBernstein Growth and Income Portfolio - Class B AllianceBernstein Premier Growth Portfolio - Class B AllianceBernstein Technology Portfolio - Class B
          Franklin Templeton Variable Insurance Products Trust,
            Massachusetts business trust
              Franklin Small Cap Fund - Class 2 Shares
              Templeton Foreign Securities Fund - Class 2 Shares
          Greenwich Street Series Fund, Massachusetts business trust,
            Affiliate of The Company
              Appreciation Portfolio
              Equity Index Portfolio - Class II Shares
              Fundamental Value Portfolio
          MFS Variable Insurance Trust, Massachusetts business trust
              MFS(R) Bond Series
              MFS(R) Emerging Growth Series
              MFS(R) Money Market Series
              MFS(R) Research Series
              MFS(R) Strategic Income Series
              MFS(R) Total Return Series
          PIMCO Variable Insurance Trust, Massachusetts business trust
              Total Return Portfolio - Administrative Class
          Putnam Variable Trust, Massachusetts business trust
              Putnam VT International Equity Fund - Class IB Shares
              Putnam VT Small Cap Value Fund - Class IB Shares
          Salomon Brothers Variable Series Funds Inc., Maryland business trust,
            Affiliate of The Company
              All Cap Fund - Class I
              High Yield Bond Fund - Class I
              Investors Fund - Class I
              Total Return Fund - Class I
          Smith Barney Investment Series, Massachusetts business trust,
            Affiliate of The Company
              SB Government Portfolio - Class A
              Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney
                Large Cap Core Portfolio)
              Smith Barney Growth and Income Portfolio
              Smith Barney Premier Selections All Cap Growth Portfolio

          The Travelers Series Trust, Massachusetts business trust,
            Affiliate of The Company
              Equity Income Portfolio
              Large Cap Portfolio
              Merrill Lynch Large Cap Core Portfolio
              MFS Emerging Growth Portfolio
              MFS Mid Cap Growth Portfolio
              Travelers Quality Bond Portfolio
          Travelers Series Fund Inc., Maryland business trust,
            Affiliate of The Company
              AIM Capital Appreciation Portfolio
              MFS Total Return Portfolio
              Pioneer Strategic Income Portfolio
              Smith Barney Aggressive Growth Portfolio
              Smith Barney International All Cap Growth Portfolio
              Smith Barney Large Cap Value Portfolio
              Smith Barney Large Capitalization Growth Portfolio
              Smith Barney Mid Cap Core Portfolio
          Van Kampen Life Investment Trust, Delaware business trust
              Comstock Portfolio - Class II Shares
              Emerging Growth Portfolio - Class II Shares
          Variable Annuity Portfolios, Massachusetts business trust,
            Affiliate of The Company
              Smith Barney Small Cap Growth Opportunities Portfolio
          Variable Insurance Products Fund, Massachusetts business trust
              Equity - Income Portfolio - Initial Class
              Growth Portfolio - Initial Class
              High Income Portfolio - Initial Class
              Overseas Portfolio - Initial Class
          Variable Insurance Products Fund II, Massachusetts business trust
              Contrafund(R) Portfolio - Initial Class
              Contrafund(R) Portfolio - Service Class 2
              Index 500 Portfolio - Initial Class
          Variable Insurance Products Fund III, Massachusetts business trust
              Dynamic Capital Appreciation Portfolio - Service Class 2

          * No assets for the period

     Not all funds may be available in all states or to all contract owners.

     The following is a summary of significant accounting policies consistently followed by Separate Account FCLIC in the preparation of its financial statements.

     SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

     FEDERAL INCOME TAXES. The operations of Separate Account FCLIC form a part of the total operations of The Company and are not taxed separately. Separate Account FCLIC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account FCLIC. Separate Account FCLIC is not taxed as a "regulated investment company" under Subchapter M of the Code.

     FINANCIAL HIGHLIGHTS. In 2001, Separate Account FLIC adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

     OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments were $15,367,501 and $96,901,144, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $339,391,377 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $14,975,613. Gross unrealized depreciation for all investments at December 31, 2004 was $36,329,408.

3.   CONTRACT CHARGES

     The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

     - Mortality and Expense Risks assumed by The Company (M&E)

     - Administrative fees paid for administrative expenses (ADM)

     Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option.

------------------------------------------------------------------------------------------------------------------------------------
     SEPARATE ACCOUNT                        FCLIC

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges

                                                                                             ---------------------------------------
            Separate Account Charge (1)                                                                                    Total
             (as identified in Note 5)       Product                                             M&E          ADM          Charge
------------------------------------------------------------------------------------------------------------------------------------

     Separate Account Charge 0.99%           CitiVariable Annuity Contracts (Applies to         0.84%        0.15%         0.99%
                                               contracts issued prior to February 1, 1999)

     Separate Account Charge 1.40% (CE)      CitiElite Annuity Contracts                        1.25%        0.15%         1.40%

     Separate Account Charge 1.40% (CV)      CitiVariable Annuity Contracts (Applies to         1.25%        0.15%         1.40%
                                               contracts issued on or after February 1, 1999)

------------------------------------------------------------------------------------------------------------------------------------

     (1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in
     Note 5.

------------------------------------------------------------------------------------------------------------------------------------

Annual charges are assessed through the redemption of units in the accumulation phase and paid to The Company to cover contract administrative charges as follows;

------------------------------------------------------------------------------------------------------------------------------------
Product                                        Annual charge

------------------------------------------------------------------------------------------------------------------------------------
CitiVariable Annuity Contracts                 $30 - waived if the contract value is at least $25,000 or if
                                                     $2,500 has been added ($2,000 for Qualified Contracts)
                                                     to the contract in the last 12 months

CitiElite                                      $30 for all contracts
------------------------------------------------------------------------------------------------------------------------------------

     The Company will apply a withdrawal charge, assessed through the redemption of units, as a percentage of purchase payments withdrawn as follows;

     -------------------------------------------------------------------------------------------------------------------------------
     Product                                        Withdrawal/Surrender charge

     -------------------------------------------------------------------------------------------------------------------------------
     CitiVariable Annuity Contracts                 Up to 7% decreasing to 0% in years 5 and later

     CitiElite                                      Up to 7% decreasing to 0% in years 7 and later

     -------------------------------------------------------------------------------------------------------------------------------

     In the annuity phase of the CitiElite product, if the Variable Liquidity Benefit is selected, a withdrawal charge will be applied to the amount withdrawn. The maximum charge is 7% decreasing to 0% in years eight and later and assessed through the redemption of units.

     Contract withdrawal/surrender payments for FCLIC include $232,697 and $538,455 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

     For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4.   SUBSEQUENT EVENT NOTE

     On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

     The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

     Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5.   NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
     High Yield Bond Trust
         Separate Account Charges 1.40% (CE) .....................         580,581    $      1.499    $      870,389

     Money Market Portfolio
         Separate Account Charges 1.40% (CE) .....................       1,069,782           1.083         1,159,141

     AIM Variable Insurance Funds, Inc.
       AIM V.I. Balanced Fund - Series I
         Separate Account Charges 0.99% ..........................              --           0.928                --
         Separate Account Charges 1.40% (CE) .....................          14,658           0.914            13,406
         Separate Account Charges 1.40% (CV) .....................              --           0.914                --
       AIM V.I. Capital Appreciation Fund - Series I
         Separate Account Charges 0.99% ..........................       4,408,539           1.917         8,447,958
         Separate Account Charges 1.40% (CV) .....................         733,805           1.858         1,363,467
       AIM V.I. Core Equity Fund - Series I
         Separate Account Charges 0.99% ..........................       5,843,078           1.427         8,337,637
         Separate Account Charges 1.40% (CV) .....................       2,184,496           1.384         3,022,466
       AIM V.I. Government Securities Fund - Series I
         Separate Account Charges 0.99% ..........................       3,273,887           1.398         4,578,953
         Separate Account Charges 1.40% (CV) .....................       1,390,360           1.365         1,898,070
         AIM V.I. Growth Fund - Series I
         Separate Account Charges 0.99% ..........................       2,137,868           1.054         2,253,516
         Separate Account Charges 1.40% (CV) .....................       1,500,650           1.022         1,533,798
       AIM V.I. International Growth Fund - Series I
         Separate Account Charges 0.99% ..........................       4,844,751           1.328         6,430,824
         Separate Account Charges 1.40% (CV) .....................       1,193,547           1.287         1,536,176
       AIM V.I. Premier Equity Fund - Series I
         Separate Account Charges 0.99% ..........................       8,177,914           1.312        10,726,936
         Separate Account Charges 1.40% (CE) .....................       2,838,694           0.618         1,752,994
         Separate Account Charges 1.40% (CV) .....................       4,563,746           1.272         5,804,537

     AllianceBernstein Variable Product Series Fund, Inc.
       AllianceBernstein Growth and Income Portfolio - Class B
         Separate Account Charges 0.99% ..........................              --           1.039                --
         Separate Account Charges 1.40% (CE) .....................         160,700           1.024           164,516
         Separate Account Charges 1.40% (CV) .....................              --           1.024                --
       AllianceBernstein Premier Growth Portfolio - Class B
         Separate Account Charges 0.99% ..........................              --           0.782                --
         Separate Account Charges 1.40% (CE) .....................           7,327           0.770             5,645
         Separate Account Charges 1.40% (CV) .....................              --           0.770                --
       AllianceBernstein Technology Portfolio - Class B
         Separate Account Charges 1.40% (CE) .....................       2,929,209           0.402         1,178,223

     Franklin Templeton Variable Insurance Products Trust
       Franklin Small Cap Fund - Class 2 Shares
         Separate Account Charges 1.40% (CE) .....................       1,678,015           1.156         1,941,814
       Templeton Foreign Securities Fund - Class 2 Shares
         Separate Account Charges 1.40% (CE) .....................       3,463,450           1.128         3,909,051

                                                                                   DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
          Greenwich Street Series Fund
            Appreciation Portfolio
              Separate Account Charges 0.99% .....................       6,508,296    $      1.081    $    7,038,426
              Separate Account Charges 1.40% (CE) ................         967,993           1.065         1,030,635
              Separate Account Charges 1.40% (CV) ................         623,675           1.065           664,035
            Equity Index Portfolio - Class II Shares
              Separate Account Charges 1.40% (CE) ................       1,512,016           2.889         4,367,021
            Fundamental Value Portfolio
              Separate Account Charges 0.99% .....................              --           1.065                --
              Separate Account Charges 1.40% (CE) ................         793,655           1.049           832,899
              Separate Account Charges 1.40% (CV) ................              --           1.049                --

          MFS Variable Insurance Trust
            MFS(R) Bond Series
              Separate Account Charges 0.99% .....................       2,663,370           1.585         4,221,789
              Separate Account Charges 1.40% (CV) ................       1,036,575           1.547         1,603,775
            MFS(R) Emerging Growth Series
              Separate Account Charges 0.99% .....................       8,493,132           1.343        11,402,022
              Separate Account Charges 1.40% (CV) ................       2,243,527           1.302         2,920,455
            MFS(R) Money Market Series
              Separate Account Charges 0.99% .....................       1,557,378           1.264         1,968,652
              Separate Account Charges 1.40% (CV) ................         206,685           1.234           255,018
            MFS(R) Research Series
              Separate Account Charges 0.99% .....................       6,581,235           1.343         8,834,599
              Separate Account Charges 1.40% (CV) ................         970,541           1.302         1,263,294
            MFS(R) Strategic Income Series
              Separate Account Charges 0.99% .....................         700,414           1.522         1,066,257
              Separate Account Charges 1.40% (CV) ................          93,820           1.486           139,409
            MFS(R) Total Return Series
              Separate Account Charges 0.99% .....................       7,220,706           1.795        12,957,944
              Separate Account Charges 1.40% (CV) ................       2,840,744           1.752         4,975,846

          PIMCO Variable Insurance Trust
            Total Return Portfolio - Administrative Class
              Separate Account Charges 0.99% .....................              --           1.234                --
              Separate Account Charges 1.40% (CE) ................       1,417,386           1.216         1,723,043
              Separate Account Charges 1.40% (CV) ................              --           1.216                --

          Putnam Variable Trust
            Putnam VT International Equity Fund - Class IB Shares
              Separate Account Charges 0.99% .....................              --           1.033                --
              Separate Account Charges 1.40% (CE) ................          40,053           1.018            40,777
              Separate Account Charges 1.40% (CV) ................              --           1.018                --
            Putnam VT Small Cap Value Fund - Class IB Shares
              Separate Account Charges 0.99% .....................              --           1.655                --
              Separate Account Charges 1.40% (CE) ................         112,965           1.630           184,148
              Separate Account Charges 1.40% (CV) ................              --           1.630                --

          Salomon Brothers Variable Series Funds Inc.
            All Cap Fund - Class I
              Separate Account Charges 1.40% (CE) ................       7,136,970           1.408        10,046,084
            High Yield Bond Fund - Class I
              Separate Account Charges 1.40% (CE) ................         949,597           1.489         1,414,327

                                                                                   DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
     Salomon Brothers Variable Series Funds Inc. (continued)
       Investors Fund - Class I
         Separate Account Charges 1.40% (CE) .......................     6,400,192    $      1.173    $    7,509,198
       Total Return Fund - Class I
         Separate Account Charges 1.40% (CE) .......................     2,226,980           1.144         2,547,059

     Smith Barney Investment Series
       SB Government Portfolio - Class A
         Separate Account Charges 1.40% (CE) .......................       902,486           1.246         1,124,398
       Smith Barney Dividend Strategy Portfolio
         Separate Account Charges 1.40% (CE) .......................     2,050,824           0.844         1,730,296
       Smith Barney Growth and Income Portfolio
         Separate Account Charges 1.40% (CE) .......................       982,573           0.918           901,786
       Smith Barney Premier Selections All Cap Growth Portfolio
         Separate Account Charges 1.40% (CE) .......................     1,160,073           1.135         1,317,060

     The Travelers Series Trust
       Equity Income Portfolio
         Separate Account Charges 1.40% (CE) .......................     1,046,834           1.193         1,248,710
       Large Cap Portfolio
         Separate Account Charges 1.40% (CE) .......................    10,191,545           0.828         8,439,564
       Merrill Lynch Large Cap Core Portfolio
         Separate Account Charges 1.40% (CE) .......................     3,483,457           0.866         3,014,615
       MFS Emerging Growth Portfolio
         Separate Account Charges 1.40% (CE) .......................     2,055,005           0.468           961,014
       MFS Mid Cap Growth Portfolio
         Separate Account Charges 1.40% (CE) .......................     3,871,946           0.978         3,786,365
       Travelers Quality Bond Portfolio
         Separate Account Charges 1.40% (CE) .......................     3,521,075           1.257         4,427,389

     Travelers Series Fund Inc.
       AIM Capital Appreciation Portfolio
         Separate Account Charges 1.40% (CE) .......................     6,451,430           0.931         5,997,993
       MFS Total Return Portfolio
         Separate Account Charges 1.40% (CE) .......................     5,772,962           1.321         7,622,022
       Pioneer Strategic Income Portfolio
         Separate Account Charges 1.40% (CE) .......................       856,083           1.370         1,173,207
       Smith Barney Aggressive Growth Portfolio
         Separate Account Charges 0.99% ............................     4,717,671           1.011         4,771,434
         Separate Account Charges 1.40% (CE) .......................     1,428,547           0.996         1,422,480
         Separate Account Charges 1.40% (CV) .......................     1,076,747           0.996         1,072,174
       Smith Barney International All Cap Growth Portfolio
         Separate Account Charges 0.99% ............................            --           0.858                --
         Separate Account Charges 1.40% (CE) .......................        39,465           0.845            33,351
         Separate Account Charges 1.40% (CV) .......................            --           0.845                --
       Smith Barney Large Cap Value Portfolio
         Separate Account Charges 0.99% ............................            --           0.940                --
         Separate Account Charges 1.40% (CE) .......................       115,685           0.926           107,102
         Separate Account Charges 1.40% (CV) .......................            --           0.926                --
       Smith Barney Large Capitalization Growth Portfolio
         Separate Account Charges 0.99% ............................            --           1.000                --
         Separate Account Charges 1.40% (CE) .......................       156,206           0.986           153,942
         Separate Account Charges 1.40% (CV) .......................            --           0.986                --

                                                                                   DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
          Travelers Series Fund Inc. (continued)
            Smith Barney Mid Cap Core Portfolio
              Separate Account Charges 0.99% .....................              --    $      1.066    $           --
              Separate Account Charges 1.40% (CE) ................         310,848           1.050           326,401
              Separate Account Charges 1.40% (CV) ................              --           1.050                --

          Van Kampen Life Investment Trust
            Comstock Portfolio - Class II Shares
              Separate Account Charges 0.99% .....................              --           1.110                --
              Separate Account Charges 1.40% (CE) ................         266,224           1.094           291,137
              Separate Account Charges 1.40% (CV) ................              --           1.094                --
            Emerging Growth Portfolio - Class II Shares
              Separate Account Charges 0.99% .....................              --           0.731                --
              Separate Account Charges 1.40% (CE) ................          18,511           0.720            13,327
              Separate Account Charges 1.40% (CV) ................              --           0.720                --

          Variable Annuity Portfolios
            Smith Barney Small Cap Growth Opportunities Portfolio
              Separate Account Charges 0.99% .....................       1,169,379           1.523         1,780,468
              Separate Account Charges 1.40% (CE) ................       1,007,273           1.504         1,515,325
              Separate Account Charges 1.40% (CV) ................         277,693           1.476           409,971

          Variable Insurance Products Fund
            Equity - Income Portfolio - Initial Class
              Separate Account Charges 0.99% .....................      10,182,296           1.674        17,044,145
              Separate Account Charges 1.40% (CV) ................       2,859,158           1.623         4,640,664
            Growth Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       4,836,165           2.265        10,953,238
              Separate Account Charges 1.40% (CV) ................       3,023,012           2.196         6,638,848
            High Income Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       3,927,398           1.083         4,254,687
              Separate Account Charges 1.40% (CV) ................         950,942           1.057         1,005,474
            Overseas Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       2,663,356           1.349         3,591,575
              Separate Account Charges 1.40% (CV) ................         520,811           1.308           681,002

          Variable Insurance Products Fund II
            Contrafund(R) Portfolio - Initial Class
              Separate Account Charges 0.99% .....................       7,912,633           2.006        15,873,305
              Separate Account Charges 1.40% (CV) ................       3,749,764           1.945         7,293,924
            Contrafund(R) Portfolio - Service Class 2
              Separate Account Charges 1.40% (CE) ................       1,642,990           1.033         1,697,121
            Index 500 Portfolio - Initial Class
              Separate Account Charges 0.99% .....................      15,478,410           1.568        24,275,026
              Separate Account Charges 1.40% (CV) ................       6,899,669           1.521        10,492,379

                                                                                     DECEMBER 31, 2004
                                                                   -------------------------------------------------

                                                                    ACCUMULATION         UNIT
                                                                        UNITS            VALUE          NET ASSETS
                                                                   ---------------    ------------    --------------
     Variable Insurance Products Fund III
       Dynamic Capital Appreciation Portfolio - Service Class 2
         Separate Account Charges 0.99% ..........................              --    $      0.984    $           --
         Separate Account Charges 1.40% (CE) .....................          20,062           0.969            19,446
         Separate Account Charges 1.40% (CV) .....................              --           0.969                --
                                                                                                      --------------

     Net Contract Owners' Equity .................................                                    $  318,038,594
                                                                                                      ==============

6.   STATEMENT OF INVESTMENTS

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                --------------------------------------------------

INVESTMENTS                                                                        NO. OF      MARKET       COST OF      PROCEEDS
                                                                                   SHARES       VALUE      PURCHASES    FROM SALES
                                                                                -----------  -----------  -----------  -----------
     High Yield Bond Trust (0.3%)
         Total (Cost $809,567)                                                       87,829  $   870,389  $    85,058  $   156,896
                                                                                -----------  -----------  -----------  -----------

     MONEY MARKET PORTFOLIO (0.4%)
         Total (Cost $1,158,129)                                                  1,158,129    1,158,129      124,944      677,984
                                                                                -----------  -----------  -----------  -----------

     AIM VARIABLE INSURANCE FUNDS, INC. (18.1%)
       AIM V.I. Balanced Fund - Series I (Cost $12,601)                               1,266       13,406        6,685        1,423
       AIM V.I. Capital Appreciation Fund - Series I (Cost $10,552,232)             432,412    9,811,425      150,439    3,859,311
       AIM V.I. Core Equity Fund - Series I (Cost $11,670,832)                      502,659   11,360,103      230,097    3,811,588
       AIM V.I. Government Securities Fund - Series I (Cost $6,174,337)             536,622    6,477,023      301,704    5,589,180
       AIM V.I. Growth Fund - Series I (Cost $6,002,868)                            235,970    3,787,314       40,652    1,365,094
       AIM V.I. International Growth Fund - Series I (Cost $8,157,978)              402,984    7,967,000      218,275    2,409,905
       AIM V.I. Premier Equity Fund - Series I (Cost $23,068,008)                   858,426   18,284,467      110,345    6,447,614
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $65,638,856)                                                 2,970,339   57,700,738    1,058,197   23,484,115
                                                                                -----------  -----------  -----------  -----------

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
       AllianceBernstein Growth and Income Portfolio - Class B (Cost $140,086)        6,892      164,516       62,649        6,823
       AllianceBernstein Premier Growth Portfolio - Class B (Cost $5,848)               244        5,645           --           74
       AllianceBernstein Technology Portfolio - Class B (Cost $2,318,756)            78,132    1,178,223       34,898      128,333
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $2,464,690)                                                     85,268    1,348,384       97,547      135,230
                                                                                -----------  -----------  -----------  -----------

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (1.8%)
       Franklin Small Cap Fund - Class 2 Shares (Cost $2,323,151)                    99,939    1,941,814       50,688      214,664
       Templeton Foreign Securities Fund - Class 2 Shares (Cost $4,658,164)         272,408    3,909,051      194,750      323,541
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $6,981,315)                                                    372,347    5,850,865      245,438      538,205
                                                                                -----------  -----------  -----------  -----------

     GREENWICH STREET SERIES FUND (4.4%)
       Appreciation Portfolio (Cost $8,158,576)                                     372,731    8,733,096      757,106    2,141,314
       Equity Index Portfolio - Class II Shares (Cost $4,900,707)                   147,934    4,367,021      168,761      607,835
       Fundamental Value Portfolio (Cost $735,119)                                   39,474      832,899      281,375       84,099
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $13,794,402)                                                   560,139   13,933,016    1,207,242    2,833,248
                                                                                -----------  -----------  -----------  -----------

     MFS VARIABLE INSURANCE TRUST (16.2%)
       MFS(R) Bond Series (Cost $5,431,908)                                         479,076    5,825,564      638,819    2,907,414
       MFS(R) Emerging Growth Series (Cost $18,058,608)                             817,493   14,322,477       53,813    4,505,653
       MFS(R) Money Market Series (Cost $2,223,670)                               2,223,670    2,223,670    2,231,703    4,068,037
       MFS(R) Research Series (Cost $11,291,418)                                    659,993   10,097,893      203,980    3,567,771
       MFS(R) Strategic Income Series (Cost $1,105,712)                             107,170    1,205,666      187,360      295,542
       MFS(R) Total Return Series (Cost $14,910,950)                                836,854   17,933,790      788,400    7,200,736
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $53,022,266)                                                 5,124,256   51,609,060    4,104,075   22,545,153
                                                                                -----------  -----------  -----------  -----------

     PIMCO VARIABLE INSURANCE TRUST (0.5%)
       Total Return Portfolio - Administrative Class
         Total (Cost $1,675,195)                                                    163,943    1,723,043      320,377      210,885
                                                                                -----------  -----------  -----------  -----------

     PUTNAM VARIABLE TRUST (0.1%)
       Putnam VT International Equity Fund - Class IB Shares (Cost $30,964)           2,772       40,777        8,162        3,247
       Putnam VT Small Cap Value Fund - Class IB Shares (Cost $119,995)               8,080      184,148       17,943        9,699
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $150,959)                                                       10,852      224,925       26,105       12,946
                                                                                -----------  -----------  -----------  -----------

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                --------------------------------------------------

INVESTMENTS                                                                        NO. OF      MARKET       COST OF      PROCEEDS
                                                                                   SHARES       VALUE      PURCHASES    FROM SALES
                                                                                -----------  -----------  -----------  -----------
     Salomon Brothers Variable Series Funds Inc. (6.8%)
       All Cap Fund - Class I (Cost $8,548,675)                                     596,915  $10,046,084  $   216,411  $   906,176
       High Yield Bond Fund - Class I (Cost $1,316,798)                             143,151    1,414,327      142,595      127,118
       Investors Fund - Class I (Cost $6,759,320)                                   543,751    7,509,198      204,323      597,912
       Total Return Fund - Class I (Cost $2,371,454)                                226,003    2,547,059      106,785      334,549
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $18,996,247)                                                 1,509,820   21,516,668      670,114    1,965,755
                                                                                -----------  -----------  -----------  -----------

     SMITH BARNEY INVESTMENT SERIES (1.6%)
       SB Government Portfolio - Class A (Cost $1,071,028)                           99,241    1,124,398       54,380      135,479
       Smith Barney Dividend Strategy Portfolio (Cost $2,248,477)                   194,853    1,730,296       59,752      192,874
       Smith Barney Growth and Income Portfolio (Cost $952,876)                      94,527      901,786       27,315      122,426
       Smith Barney Premier Selections All Cap Growth Portfolio
         (Cost $1,378,661                                                           108,579    1,317,060       53,562      141,664
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $5,651,042)                                                    497,200    5,073,540      195,009      592,443
                                                                                -----------  -----------  -----------  -----------

     THE TRAVELERS SERIES TRUST (6.9%)
       Equity Income Portfolio (Cost $1,133,648)                                     72,726    1,248,710      342,420       86,955
       Large Cap Portfolio (Cost $11,765,893)                                       605,855    8,439,564      166,905    1,175,993
       Merrill Lynch Large Cap Core Portfolio (Cost $3,937,763)                     333,107    3,014,615       42,594      496,673
       MFS Emerging Growth Portfolio (Cost $1,896,027)                               91,178      961,014       17,074      102,145
       MFS Mid Cap Growth Portfolio (Cost $7,149,577)                               482,340    3,786,365       19,766      346,417
       Travelers Quality Bond Portfolio (Cost $4,455,417)                           401,395    4,427,389      304,651    1,061,283
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $30,338,325)                                                 1,986,601   21,877,657      893,410    3,269,466
                                                                                -----------  -----------  -----------  -----------

     TRAVELERS SERIES FUND INC. (7.1%)
       AIM Capital Appreciation Portfolio (Cost $9,823,875)                         560,560    5,997,993       99,172      701,640
       MFS Total Return Portfolio (Cost $7,201,887)                                 444,692    7,622,022      823,891      557,521
       Pioneer Strategic Income Portfolio (Cost $1,271,898)                         125,075    1,173,207      106,983      148,684
       Smith Barney Aggressive Growth Portfolio (Cost $6,905,405)                   545,502    7,266,088      670,887    1,862,643
       Smith Barney International All Cap Growth Portfolio (Cost $26,434)             2,571       33,351        7,555        2,234
       Smith Barney Large Cap Value Portfolio (Cost $102,935)                         5,937      107,102       45,946       31,102
       Smith Barney Large Capitalization Growth Portfolio (Cost $139,770)            10,713      153,942       84,809       56,128
       Smith Barney Mid Cap Core Portfolio (Cost $257,356)                           22,825      326,401       24,208       48,989
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $25,729,560)                                                 1,717,875   22,680,106    1,863,451    3,408,941
                                                                                -----------  -----------  -----------  -----------

     VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
       Comstock Portfolio - Class II Shares (Cost $225,757)                          21,266      291,137       62,267       64,673
       Emerging Growth Portfolio - Class II Shares (Cost $12,892)                       516       13,327           --          177
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $238,649)                                                       21,782      304,464       62,267       64,850
                                                                                -----------  -----------  -----------  -----------

     VARIABLE ANNUITY PORTFOLIOS (1.2%)
       Smith Barney Small Cap Growth Opportunities Portfolio
         Total (Cost $3,478,953)                                                    325,067    3,705,764      261,606      726,706
                                                                                -----------  -----------  -----------  -----------

     VARIABLE INSURANCE PRODUCTS FUND (15.3%)
       Equity - Income Portfolio - Initial Class (Cost $20,358,337)                 854,742   21,684,809      976,879    6,227,656
       Growth Portfolio - Initial Class (Cost $22,621,147)                          549,581   17,592,086       77,623    5,376,432
       High Income Portfolio - Initial Class (Cost $6,887,599)                      751,452    5,260,161      737,184    2,971,254
       Overseas Portfolio - Initial Class (Cost $4,838,170)                         243,869    4,272,577      345,196    1,271,894
                                                                                -----------  -----------  -----------  -----------
         Total (Cost $54,705,253)                                                 2,399,644   48,809,633    2,136,882   15,847,236
                                                                                -----------  -----------  -----------  -----------

                                                                                       FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                                ---------------------------------------------------

INVESTMENTS                                                                        NO. OF       MARKET       COST OF      PROCEEDS
                                                                                   SHARES        VALUE      PURCHASES    FROM SALES
                                                                                -----------  ------------  -----------  -----------
     Variable Insurance Products Fund II (18.8%)
       Contrafund(R) Portfolio - Initial Class (Cost $20,015,586)                   870,294  $ 23,167,229  $   816,260  $ 8,164,208
       Contrafund(R) Portfolio - Service Class 2 (Cost $1,475,740)                   64,407     1,697,121      225,940      158,576
       Index 500 Portfolio - Initial Class (Cost $33,048,798)                       252,395    34,767,405      961,635   12,106,898
                                                                                -----------  ------------  -----------  -----------
         Total (Cost $54,540,124)                                                 1,187,096    59,631,755    2,003,835   20,429,682
                                                                                -----------  ------------  -----------  -----------

       VARIABLE INSURANCE PRODUCTS FUND III (0.0%)
       Dynamic Capital Appreciation Portfolio - Service Class 2
         Total (Cost $17,845)                                                         2,735        19,446       11,944        1,403
                                                                                -----------  ------------  -----------  -----------

       TOTAL INVESTMENTS (100%)
         (COST $339,391,377)                                                                 $318,037,582  $15,367,501  $96,901,144
                                                                                             ============  ===========  ===========

7.   FINANCIAL HIGHLIGHTS

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                 ---------------------------------------------------------------------------------
HIGH YIELD BOND TRUST                              2004      581          1.499      870    6.48            1.40               7.22
                                                   2003      663          1.398      927    7.44            1.40              27.32
                                                   2002      702          1.098      770    3.32            1.40               3.20
                                                   2001      933          1.064      993    6.48            1.40               8.02

MONEY MARKET PORTFOLIO                             2004    1,070          1.083    1,159    0.98            1.40             (0.37)
                                                   2003    1,574          1.087    1,712    0.80            1.40              (0.64)
                                                   2002    3,007          1.094    3,291    1.38            1.40                 --
                                                   2001    3,340          1.094    3,656    3.48            1.40               2.24
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Balanced Fund - Series I                2004       15          0.914       13    1.45            1.40               6.03
                                                   2003        9          0.862        7    2.08            1.40              14.63
                                                   2002        8          0.752        6    3.38            1.40             (18.26)
                                                   2001        4          0.920        4    1.72            1.40               4.19

  AIM V.I. Capital Appreciation Fund - Series I    2004    5,142  1.858 - 1.917    9,811      --     0.99 - 1.40        5.15 - 5.62
                                                   2003    7,148  1.767 - 1.815   12,915      --     0.99 - 1.40      27.67 - 28.18
                                                   2002    9,160  1.384 - 1.416   12,920      --     0.99 - 1.40   (25.39) - (25.08)
                                                   2001   11,674  1.855 - 1.890   22,005      --     0.99 - 1.40   (24.38) - (24.04)

  AIM V.I. Core Equity Fund - Series I             2004    8,028  1.384 - 1.427   11,360    0.87     0.99 - 1.40        7.45 - 7.86
                                                   2003   10,704  1.288 - 1.323   14,040    0.95     0.99 - 1.40      22.67 - 23.18
                                                   2002   13,265  1.050 - 1.074   14,149    0.29     0.99 - 1.40   (16.73) - (16.36)
                                                   2001   17,201  1.261 - 1.284   21,984    0.04     0.99 - 1.40   (23.90) - (23.62)

  AIM V.I. Government Securities Fund - Series I   2004    4,664  1.365 - 1.398    6,477    2.79     0.99 - 1.40        1.19 - 1.53
                                                   2003    8,633  1.349 - 1.377   11,792    1.82     0.99 - 1.40       (0.37) - 0.07
                                                   2002   13,805  1.354 - 1.376   18,889    1.99     0.99 - 1.40        8.06 - 8.52
                                                   2001   13,288  1.253 - 1.268   16,776    3.14     0.99 - 1.40        4.94 - 5.40

  AIM V.I. Growth Fund - Series I                  2004    3,639  1.022 - 1.054    3,787      --     0.99 - 1.40        6.68 - 7.11
                                                   2003    4,951  0.958 - 0.984    4,813      --     0.99 - 1.40      29.46 - 29.99
                                                   2002    5,998  0.740 - 0.757    4,500      --     0.99 - 1.40   (31.92) - (31.68)
                                                   2001    7,867  1.087 - 1.108    8,655    0.19     0.99 - 1.40   (34.83) - (34.52)

  AIM V.I. International Growth Fund - Series I    2004    6,038  1.287 - 1.328    7,967    0.59     0.99 - 1.40      22.22 - 22.85
                                                   2003    7,934  1.053 - 1.081    8,528    0.51     0.99 - 1.40      27.33 - 27.78
                                                   2002    9,925  0.827 - 0.846    8,358    0.49     0.99 - 1.40   (16.88) - (16.49)
                                                   2001   13,399  0.995 - 1.013   13,529    0.28     0.99 - 1.40   (24.56) - (24.35)

  AIM V.I. Premier Equity Fund - Series I          2004   15,580  0.618 - 1.312   18,284    0.41     0.99 - 1.40        4.26 - 4.71
                                                   2003   20,857  0.592 - 1.253   23,737    0.29     0.99 - 1.40      23.33 - 23.94
                                                   2002   26,284  0.480 - 1.011   24,371    0.29     0.99 - 1.40   (31.23) - (30.99)
                                                   2001   34,360  0.698 - 1.465   46,060    0.12     0.99 - 1.40   (13.83) - (13.42)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                            2004      161          1.024      165    0.65            1.40               9.75
                                                   2003      100          0.933       93    0.94            1.40              30.31
                                                   2002       91          0.716       65    0.50            1.40             (23.34)
                                                   2001        8          0.934        7      --            1.40              (4.79)
  AllianceBernstein Premier Growth
    Portfolio - Class B                            2004        7          0.770        6      --            1.40               6.80
                                                   2003        7          0.721        5      --            1.40              21.59
                                                   2002        7          0.593        4      --            1.40             (31.76)
                                                   2001        2          0.869        2      --            1.40               0.93
  AllianceBernstein Technology
    Portfolio - Class B                            2004    2,929          0.402    1,178      --            1.40               3.61
                                                   2003    3,138          0.388    1,218      --            1.40              41.61
                                                   2002    3,553          0.274      973      --            1.40             (42.56)
                                                   2001    4,368          0.477    2,084      --            1.40             (26.50)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares         2004    1,678          1.156    1,942      --            1.40               9.89
                                                   2003    1,805          1.052    1,900      --            1.40              35.39
                                                   2002    2,007          0.777    1,561    0.25            1.40             (29.68)
                                                   2001    2,355          1.105    2,605    0.38            1.40             (16.48)
  Templeton Foreign Securities Fund -
    Class 2 Shares                                 2004    3,463          1.128    3,909    1.07            1.40              16.89
                                                   2003    3,584          0.965    3,461    1.76            1.40              30.41
                                                   2002    4,192          0.740    3,105    1.63            1.40             (19.65)
                                                   2001    5,705          0.921    5,261    3.00            1.40             (17.25)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                           2004    8,100  1.065 - 1.081    8,733    1.04     0.99 - 1.40        7.36 - 7.67
                                                   2003    9,473  0.992 - 1.004    9,486    0.64     0.99 - 1.40      22.77 - 23.34
                                                   2002   10,533  0.808 - 0.814    8,562    1.39     0.99 - 1.40   (18.63) - (18.36)
                                                   2001   12,218  0.993 - 0.997   12,175    1.14     0.99 - 1.40     (4.43) - (4.13)

  Equity Index Portfolio - Class II Shares         2004    1,512          2.889    4,367    1.31            1.40               8.73
                                                   2003    1,675          2.657    4,450    0.98            1.40              25.98
                                                   2002    1,942          2.109    4,097    1.66            1.40             (23.48)
                                                   2001    2,370          2.756    6,530    0.69            1.40             (13.58)

  Fundamental Value Portfolio                      2004      794          1.049      833    0.73            1.40               6.71
                                                   2003      607          0.983      597    0.78            1.40              36.72
                                                   2002      372          0.719      268    1.06            1.40             (22.44)
                                                   2001      287          0.927      266    0.14            1.40              (7.58)
MFS VARIABLE INSURANCE TRUST
  MFS(R) Bond Series                               2004    3,700  1.547 - 1.585    5,826    6.37     0.99 - 1.40        4.60 - 5.04
                                                   2003    5,435  1.479 - 1.509    8,149    5.89     0.99 - 1.40        7.88 - 8.25
                                                   2002    6,844  1.371 - 1.394    9,496    6.06     0.99 - 1.40        7.36 - 7.89
                                                   2001    7,853  1.277 - 1.292   10,117    6.06     0.99 - 1.40        7.22 - 7.58

  MFS(R) Emerging Growth Series                    2004   10,737  1.302 - 1.343   14,322      --     0.99 - 1.40      11.38 - 11.82
                                                   2003   14,257  1.169 - 1.201   17,011      --     0.99 - 1.40      28.46 - 29.00
                                                   2002   17,285  0.910 - 0.931   16,016      --     0.99 - 1.40   (34.72) - (34.44)
                                                   2001   22,782  1.394 - 1.420   32,227      --     0.99 - 1.40   (34.40) - (34.14)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST (CONTINUED)
  MFS(R) Money Market Series                       2004    1,764  1.234 - 1.264    2,224    0.73     0.99 - 1.40     (0.56) - (0.24)
                                                   2003    3,215  1.241 - 1.267    4,059    0.64     0.99 - 1.40     (0.80) - (0.31)
                                                   2002   10,441  1.251 - 1.271   13,252    1.31     0.99 - 1.40       (0.16) - 0.24
                                                   2001   13,432  1.253 - 1.268   17,001    3.48     0.99 - 1.40        2.29 - 2.76

  MFS(R) Research Series                           2004    7,552  1.302 - 1.343   10,098    1.13     0.99 - 1.40      14.31 - 14.79
                                                   2003   10,361  1.139 - 1.170   12,070    0.68     0.99 - 1.40      22.87 - 23.42
                                                   2002   12,971  0.927 - 0.948   12,252    0.28     0.99 - 1.40   (25.54) - (25.30)
                                                   2001   17,668  1.245 - 1.269   22,357    0.01     0.99 - 1.40   (22.38) - (22.00)

  MFS(R) Strategic Income Series                   2004      794  1.486 - 1.522    1,206    5.59     0.99 - 1.40        6.22 - 6.66
                                                   2003      909  1.399 - 1.427    1,295    5.63     0.99 - 1.40        8.87 - 9.26
                                                   2002    1,143  1.285 - 1.306    1,491    4.08     0.99 - 1.40        6.91 - 7.31
                                                   2001    1,633  1.202 - 1.217    1,985    3.75     0.99 - 1.40        3.26 - 3.75

  MFS(R) Total Return Series                       2004   10,061  1.752 - 1.795   17,934    1.77     0.99 - 1.40       9.77 - 10.26
                                                   2003   14,018  1.596 - 1.628   22,668    1.80     0.99 - 1.40      14.74 - 15.13
                                                   2002   17,686  1.391 - 1.414   24,891    1.73     0.99 - 1.40     (6.52) - (6.11)
                                                   2001   20,833  1.488 - 1.506   31,265    2.21     0.99 - 1.40     (1.13) - (0.73)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class    2004    1,417          1.216    1,723    1.89            1.40               3.49
                                                   2003    1,353          1.175    1,591    2.88            1.40               3.52
                                                   2002    1,297          1.135    1,472    4.04            1.40               7.58
                                                   2001      103          1.055      108    1.76            1.40               2.53
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
     Class IB Shares                               2004       40          1.018       41    1.47            1.40              14.64
                                                   2003       35          0.888       31    0.89            1.40              26.68
                                                   2002       32          0.701       22    0.05            1.40             (18.39)
  Putnam VT Small Cap Value Fund - Class
      IB Shares                                    2004      113          1.630      184    0.34            1.40              24.43
                                                   2003      106          1.310      139    0.34            1.40              47.52
                                                   2002       98          0.888       87    0.12            1.40             (19.35)
                                                   2001       26          1.101       29      --            1.40               1.94
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                           2004    7,137          1.408   10,046    0.53            1.40               6.83
                                                   2003    7,582          1.318    9,993    0.25            1.40              37.15
                                                   2002    8,704          0.961    8,367    0.38            1.40             (26.13)
                                                   2001   10,639          1.301   13,838    0.65            1.40               0.46

  High Yield Bond Fund - Class I                   2004      950          1.489    1,414    6.40            1.40               9.49
                                                   2003      987          1.360    1,341    6.06            1.40              22.52
                                                   2002    1,221          1.110    1,356    7.01            1.40               5.82
                                                   2001    1,404          1.049    1,473    7.55            1.40               3.66

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC. (CONTINUED)
  Investors Fund - Class I                         2004    6,400          1.173    7,509    1.45            1.40               8.81
                                                   2003    6,762          1.078    7,289    1.39            1.40              30.51
                                                   2002    7,618          0.826    6,293    1.04            1.40             (24.15)
                                                   2001    9,331          1.089   10,158    0.67            1.40              (5.47)

  Total Return Fund - Class I                      2004    2,227          1.144    2,547    1.78            1.40               7.22
                                                   2003    2,486          1.067    2,651    1.58            1.40              14.36
                                                   2002    2,826          0.933    2,637    1.27            1.40              (8.17)
                                                   2001    3,547          1.016    3,604    1.87            1.40              (2.21)
SMITH BARNEY INVESTMENT SERIES
  SB Government Portfolio - Class A                2004      902          1.246    1,124    3.72            1.40               1.63
                                                   2003      989          1.226    1,213    2.69            1.40              (0.65)
                                                   2002    1,240          1.234    1,530    2.22            1.40               6.38
                                                   2001    1,413          1.160    1,639       -            1.40               4.41

  Smith Barney Dividend Strategy Portfolio         2004    2,051          0.844    1,730    0.92            1.40               1.93
                                                   2003    2,203          0.828    1,824    0.42            1.40              21.76
                                                   2002    2,554          0.680    1,736    0.56            1.40             (27.04)
                                                   2001    3,095          0.932    2,883      --            1.40             (15.66)

  Smith Barney Growth and Income Portfolio         2004      983          0.918      902    1.08            1.40               6.74
                                                   2003    1,090          0.860      937    0.57            1.40              28.36
                                                   2002    1,229          0.670      823    0.64            1.40             (23.25)
                                                   2001    1,720          0.873    1,501      --            1.40             (12.00)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                           2004    1,160          1.135    1,317      --            1.40               1.43
                                                   2003    1,224          1.119    1,370      --            1.40              32.43
                                                   2002    1,444          0.845    1,220    0.05            1.40             (27.84)
                                                   2001    1,757          1.171    2,057      --            1.40             (15.33)
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                          2004    1,047          1.193    1,249    1.50            1.40               8.36
                                                   2003      864          1.101      951    0.99            1.40              29.38
                                                   2002      794          0.851      676    0.94            1.40             (15.15)
                                                   2001    1,019          1.003    1,022    1.11            1.40              (7.90)

  Large Cap Portfolio                              2004   10,192          0.828    8,440    0.77            1.40               5.08
                                                   2003   11,402          0.788    8,989    0.38            1.40              22.93
                                                   2002   12,856          0.641    8,245    0.43            1.40             (23.87)
                                                   2001   15,963          0.842   13,447    0.43            1.40             (18.49)

  Merrill Lynch Large Cap Core Portfolio           2004    3,483          0.866    3,015    0.52            1.40              14.40
                                                   2003    4,020          0.757    3,044    0.67            1.40              19.40
                                                   2002    4,535          0.634    2,874    0.54            1.40             (26.19)
                                                   2001    5,464          0.859    4,692    0.04            1.40             (23.51)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Emerging Growth Portfolio                    2004    2,055           0.468    961        --           1.40              11.16
                                                   2003    2,227           0.421    937        --           1.40              27.58
                                                   2002    2,717           0.330    897        --           1.40             (35.29)
                                                   2001    3,005           0.510  1,531        --           1.40             (37.04)

  MFS Mid Cap Growth Portfolio                     2004    3,872           0.978  3,786        --           1.40              12.54
                                                   2003    4,178           0.869  3,631        --           1.40              35.15
                                                   2002    4,610           0.643  2,965        --           1.40             (49.57)
                                                   2001    5,758           1.275  7,340        --           1.40             (24.73)

  Travelers Quality Bond Portfolio                 2004    3,521           1.257  4,427      4.31           1.40               1.86
                                                   2003    4,245           1.234  5,240      4.75           1.40               5.47
                                                   2002    4,552           1.170  5,326      7.44           1.40               4.28
                                                   2001    4,803           1.122  5,387      3.56           1.40               5.65
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio               2004    6,451           0.931  5,998      0.13           1.40               5.08
                                                   2003    7,050           0.886  6,242        --           1.40              27.48
                                                   2002    8,004           0.695  5,558        --           1.40             (24.95)
                                                   2001   10,399           0.926  9,622        --           1.40             (24.84)

  MFS Total Return Portfolio                       2004    5,773           1.321  7,622      2.75           1.40               9.90
                                                   2003    5,800           1.202  6,968      2.25           1.40              14.91
                                                   2002    6,556           1.046  6,854      5.50           1.40              (6.52)
                                                   2001    7,478           1.119  8,368      2.85           1.40              (1.41)

  Pioneer Strategic Income Portfolio               2004      856           1.370  1,173      6.59           1.40               9.34
                                                   2003      933           1.253  1,169      7.94           1.40              17.87
                                                   2002    1,195           1.063  1,270     22.25           1.40               4.42
                                                   2001    1,343           1.018  1,367      7.87           1.40               2.83

  Smith Barney Aggressive Growth Portfolio         2004    7,223   0.996 - 1.011  7,266        --    0.99 - 1.40        8.50 - 8.83
                                                   2003    8,431   0.918 - 0.929  7,802        --    0.99 - 1.40      32.66 - 33.09
                                                   2002    9,286   0.692 - 0.698  6,464        --    0.99 - 1.40   (33.59) - (33.27)
                                                   2001    9,224   1.042 - 1.046  9,642        --    0.99 - 1.40     (3.34) - (2.97)
  Smith Barney International All Cap
    Growth Portfolio                               2004       39           0.845     33      1.00           1.40              16.23
                                                   2003       32           0.727     24      2.44           1.40              25.56

  Smith Barney Large Cap Value Portfolio           2004      116           0.926    107      1.84           1.40               9.07
                                                   2003      100           0.849     85      1.95           1.40              25.96
                                                   2002       84           0.674     56      4.08           1.40             (26.50)
                                                   2001       80           0.917     73        --           1.40               1.55
  Smith Barney Large Capitalization
    Growth Portfolio                               2004      156           0.986    154      0.38           1.40              (1.00)
                                                   2003      127           0.996    126      0.04           1.40              45.61
                                                   2002       21           0.684     15      0.80           1.40             (14.71)

  Smith Barney Mid Cap Core Portfolio              2004      311           1.050    326        --           1.40               8.92
                                                   2003      332           0.964    320        --           1.40              27.85
                                                   2002      372           0.754    280      0.11           1.40             (20.21)
                                                   2001       88           0.945     83        --           1.40              (5.59)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares             2004      266           1.094    291      0.78           1.40              15.89
                                                   2003      269           0.944    254      0.76           1.40              28.96
                                                   2002      212           0.732    156      0.23           1.40             (20.61)
                                                   2001       32           0.922     29        --           1.40              (7.52)

  Emerging Growth Portfolio - Class II Shares      2004       19           0.720     13        --           1.40               5.26
                                                   2003       19           0.684     13        --           1.40              25.27
                                                   2002       14           0.546      8        --           1.40             (29.64)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                        2004    2,454   1.476 - 1.523   3,706     0.07    0.99 - 1.40      13.94 - 14.51
                                                   2003    2,839   1.295 - 1.330   3,750       --    0.99 - 1.40      39.98 - 40.59
                                                   2002    3,007   0.925 - 0.946   2,833       --    0.99 - 1.40   (26.70) - (26.38)
                                                   2001    3,652   1.262 - 1.286   4,687       --    0.99 - 1.40   (17.35) - (17.10)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Initial Class        2004   13,041   1.623 - 1.674  21,685     1.66    0.99 - 1.40       9.96 - 10.42
                                                   2003   16,608   1.476 - 1.516  25,011     1.94    0.99 - 1.40      28.57 - 29.02
                                                   2002   20,973   1.148 - 1.175  24,523     1.88    0.99 - 1.40   (18.12) - (17.72)
                                                   2001   25,931   1.402 - 1.428  36,916     1.82    0.99 - 1.40     (6.28) - (5.93)

  Growth Portfolio - Initial Class                 2004    7,859   2.196 - 2.265  17,592     0.29    0.99 - 1.40        1.95 - 2.40
                                                   2003   10,251   2.154 - 2.212  22,430     0.28    0.99 - 1.40      31.02 - 31.51
                                                   2002   12,273   1.644 - 1.682  20,461     0.28    0.99 - 1.40   (31.10) - (30.78)
                                                   2001   16,048   2.386 - 2.430  38,736     0.09    0.99 - 1.40   (18.79) - (18.48)

  High Income Portfolio - Initial Class            2004    4,878   1.057 - 1.083   5,260     9.25    0.99 - 1.40        8.08 - 8.52
                                                   2003    7,605   0.978 - 0.998   7,544     7.51    0.99 - 1.40      25.38 - 26.01
                                                   2002    9,096   0.780 - 0.792   7,178    11.51    0.99 - 1.40        2.09 - 2.33
                                                   2001   11,394   0.764 - 0.774   8,792    13.64    0.99 - 1.40   (12.98) - (12.54)

  Overseas Portfolio - Initial Class               2004    3,184   1.308 - 1.349   4,273     1.25    0.99 - 1.40      12.08 - 12.51
                                                   2003    3,948   1.167 - 1.199   4,710     0.93    0.99 - 1.40      41.45 - 42.06
                                                   2002    5,673   0.825 - 0.844   4,774     0.86    0.99 - 1.40   (21.43) - (21.12)
                                                   2001    7,397   1.050 - 1.070   7,895     5.81    0.99 - 1.40   (22.28) - (21.90)

                                                                                           INVEST-     EXPENSE         TOTAL
                                                   YEAR             UNIT VALUE      NET     MENT(1)    RATIO(2)      RETURN(3)
                                                  ENDED     UNITS    LOWEST TO    ASSETS    INCOME    LOWEST TO      LOWEST TO
                                                  DEC 31   (000s)   HIGHEST ($)   ($000s)  RATIO (%)  HIGHEST (%)    HIGHEST (%)
                                                  --------------------------------------------------------------------------------

VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Initial Class          2004   11,662   1.945 - 2.006  23,167    0.37     0.99 - 1.40      13.88 - 14.37
                                                   2003   15,655   1.708 - 1.754  27,217    0.49     0.99 - 1.40      26.71 - 27.19
                                                   2002   19,221   1.348 - 1.379  26,329    0.89     0.99 - 1.40   (10.61) - (10.22)
                                                   2001   23,483   1.508 - 1.536  35,895    0.85     0.99 - 1.40   (13.48) - (13.12)

  Contrafund(R) Portfolio - Service Class 2        2004    1,643           1.033   1,697    0.20            1.40              13.52
                                                   2003    1,547           0.910   1,407    0.30            1.40              26.39
                                                   2002    1,505           0.720   1,083    0.76            1.40             (10.78)
                                                   2001    1,714           0.807   1,384    0.73            1.40             (13.69)

  Index 500 Portfolio - Initial Class              2004   22,378   1.521 - 1.568  34,767    1.45     0.99 - 1.40        9.11 - 9.50
                                                   2003   30,212   1.394 - 1.432  42,889    1.59     0.99 - 1.40      26.61 - 27.18
                                                   2002   37,620   1.101 - 1.126  42,087    1.46     0.99 - 1.40   (23.33) - (23.03)
                                                   2001   49,119   1.436 - 1.463  71,501    1.24     0.99 - 1.40   (13.34) - (12.97)
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
   -- Service Class 2                              2004       20           0.969      19      --            1.40              (0.21)
                                                   2003        8           0.971       8      --            1.40               8.98


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                          AIM V.I. BALANCED FUND -
                                                    HIGH YIELD BOND TRUST      MONEY MARKET PORTFOLIO             SERIES I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......     663,301       701,831     1,573,792     3,006,951         8,661         7,557
     Accumulation units purchased and
       transferred from other funding options ...      19,728        71,227       102,934        45,997         7,411         1,254
     Accumulation units redeemed and
       transferred to other funding options .....    (102,448)     (109,757)     (606,944)   (1,479,156)       (1,414)         (150)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     580,581       663,301     1,069,782     1,573,792        14,658         8,661
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                      AIM V.I. CAPITAL                                       AIM V.I. GOVERNMENT
                                                     APPRECIATION FUND -        AIM V.I. CORE EQUITY          SECURITIES FUND -
                                                          SERIES I                 FUND - SERIES I                SERIES I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   7,147,839     9,159,998    10,704,118    13,264,906     8,632,825    13,804,617
     Accumulation units purchased and
       transferred from other funding options ...      95,015       103,959        96,553       142,964        62,377       587,029
     Accumulation units redeemed and
       transferred to other funding options .....  (2,100,510)   (2,116,118)   (2,773,097)   (2,703,752)   (4,030,955)   (5,758,821)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   5,142,344     7,147,839     8,027,574    10,704,118     4,664,247     8,632,825
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   AIM V.I. GROWTH FUND -      AIM V.I. INTERNATIONAL      AIM V.I. PREMIER EQUITY
                                                          SERIES I             GROWTH FUND - SERIES I          FUND - SERIES I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   4,951,262     5,997,732     7,934,070     9,924,830    20,857,249    26,284,269
     Accumulation units purchased and
       transferred from other funding options ...      82,709       254,809       186,181       134,311       145,968       265,416
     Accumulation units redeemed and
       transferred to other funding options .....  (1,395,453)   (1,301,279)   (2,081,953)   (2,125,071)   (5,422,863)   (5,692,436)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   3,638,518     4,951,262     6,038,298     7,934,070    15,580,354    20,857,249
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                  ALLIANCEBERNSTEIN GROWTH        ALLIANCEBERNSTEIN           ALLIANCEBERNSTEIN
                                                   AND INCOME PORTFOLIO -          PREMIER GROWTH          TECHNOLOGY PORTFOLIO -
                                                           CLASS B               PORTFOLIO - CLASS B               CLASS B
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......      99,615        91,434         7,327         7,327     3,137,903     3,553,041
     Accumulation units purchased and
       transferred from other funding options ...      66,467        26,229            --            --        61,871       116,865
     Accumulation units redeemed and
       transferred to other funding options .....      (5,382)      (18,048)           --            --      (270,565)     (532,003)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     160,700        99,615         7,327         7,327     2,929,209     3,137,903
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                  TEMPLETON FOREIGN
                                                  FRANKLIN SMALL CAP FUND -       SECURITIES FUND -
                                                       CLASS 2 SHARES              CLASS 2 SHARES          APPRECIATION PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,804,874     2,006,595     3,584,444     4,191,794     9,473,460    10,532,566
     Accumulation units purchased and
       transferred from other funding options ...      51,346        43,189       162,317        34,051       897,117     1,524,974
     Accumulation units redeemed and
       transferred to other funding options .....    (178,205)     (244,910)     (283,311)     (641,401)   (2,270,613)   (2,584,080)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   1,678,015     1,804,874     3,463,450     3,584,444     8,099,964     9,473,460
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                  EQUITY INDEX PORTFOLIO -        FUNDAMENTAL VALUE
                                                       CLASS II SHARES                PORTFOLIO              MFS(R) BOND SERIES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,674,934     1,942,354       607,296       371,930     5,434,786     6,844,011
     Accumulation units purchased and
       transferred from other funding options ...      34,933        58,666       267,858       289,893       153,811       694,705
     Accumulation units redeemed and
       transferred to other funding options .....    (197,851)     (326,086)      (81,499)      (54,527)   (1,888,652)   (2,103,930)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   1,512,016     1,674,934       793,655       607,296     3,699,945     5,434,786
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   MFS(R) EMERGING GROWTH        MFS(R) MONEY MARKET
                                                           SERIES                      SERIES              MFS(R) RESEARCH SERIES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......  14,256,559    17,284,796     3,214,705    10,440,908    10,360,844    12,970,956
     Accumulation units purchased and
       transferred from other funding options ...      67,043       297,998     1,768,205     3,053,756        36,229       136,642
     Accumulation units redeemed and
       transferred to other funding options .....  (3,586,943)   (3,326,235)   (3,218,847)  (10,279,959)   (2,845,297)   (2,746,754)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............  10,736,659    14,256,559     1,764,063     3,214,705     7,551,776    10,360,844
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   MFS(R) STRATEGIC INCOME       MFS(R) TOTAL RETURN      TOTAL RETURN PORTFOLIO -
                                                           SERIES                      SERIES               ADMINISTRATIVE CLASS
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......     909,409     1,143,375    14,017,935    17,686,490     1,353,478     1,297,327
     Accumulation units purchased and
       transferred from other funding options ...      95,464       200,816       468,836     1,039,366       242,999       565,862
     Accumulation units redeemed and
       transferred to other funding options .....    (210,639)     (434,782)   (4,425,321)   (4,707,921)     (179,091)     (509,711)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     794,234       909,409    10,061,450    14,017,935     1,417,386     1,353,478
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                     PUTNAM VT DISCOVERY       PUTNAM VT INTERNATIONAL       PUTNAM VT SMALL CAP
                                                        GROWTH FUND -               EQUITY FUND -               VALUE FUND -
                                                       CLASS IB SHARES             CLASS IB SHARES             CLASS IB SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......          --            --        34,786        31,770       105,996        98,107
     Accumulation units purchased and
       transferred from other funding options ...          --           876         8,283         3,016        12,445        11,601
     Accumulation units redeemed and
       transferred to other funding options .....          --          (876)       (3,016)           --        (5,476)       (3,712)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............          --            --        40,053        34,786       112,965       105,996
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                               HIGH YIELD BOND FUND -
                                                   ALL CAP FUND - CLASS I              CLASS I            INVESTORS FUND - CLASS I
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   7,582,500     8,704,358       986,566     1,221,089     6,761,800     7,617,928
     Accumulation units purchased and
       transferred from other funding options ...     134,027       142,620        32,613       126,190        88,366        75,656
     Accumulation units redeemed and
       transferred to other funding options .....    (579,557)   (1,264,478)      (69,582)     (360,713)     (449,974)     (931,784)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   7,136,970     7,582,500       949,597       986,566     6,400,192     6,761,800
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                     TOTAL RETURN FUND -      SB GOVERNMENT PORTFOLIO -     SMITH BARNEY DIVIDEND
                                                           CLASS I                     CLASS A               STRATEGY PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   2,485,696     2,825,528       989,320     1,239,661     2,203,344     2,554,011
     Accumulation units purchased and
       transferred from other funding options ...      11,755        45,763         9,820        94,786        29,832        30,652
     Accumulation units redeemed and
       transferred to other funding options .....    (270,471)     (385,595)      (96,654)     (345,127)     (182,352)     (381,319)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   2,226,980     2,485,696       902,486       989,320     2,050,824     2,203,344
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                                SMITH BARNEY PREMIER
                                                   SMITH BARNEY GROWTH AND    SELECTIONS ALL CAP GROWTH
                                                      INCOME PORTFOLIO                PORTFOLIO            EQUITY INCOME PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,090,231     1,228,727     1,223,936     1,443,689       863,508       793,721
     Accumulation units purchased and
       transferred from other funding options ...      22,357        43,834        36,203        28,451       256,159       136,366
     Accumulation units redeemed and
       transferred to other funding options .....    (130,015)     (182,330)     (100,066)     (248,204)      (72,833)      (66,579)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     982,573     1,090,231     1,160,073     1,223,936     1,046,834       863,508
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                               MERRILL LYNCH LARGE CAP       MFS EMERGING GROWTH
                                                     LARGE CAP PORTFOLIO           CORE PORTFOLIO                 PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......  11,401,876    12,856,211     4,020,096     4,534,604     2,227,491     2,716,699
     Accumulation units purchased and
       transferred from other funding options ...      68,864       101,981        19,599        99,040        19,031        45,030
     Accumulation units redeemed and
       transferred to other funding options .....  (1,279,195)   (1,556,316)     (556,238)     (613,548)     (191,517)     (534,238)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............  10,191,545    11,401,876     3,483,457     4,020,096     2,055,005     2,227,491
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                     MFS MID CAP GROWTH        TRAVELERS QUALITY BOND     AIM CAPITAL APPRECIATION
                                                          PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   4,177,838     4,610,051     4,244,612     4,551,803     7,049,926     8,003,783
     Accumulation units purchased and
       transferred from other funding options ...      28,873        75,857       112,617       245,103       112,099        43,658
     Accumulation units redeemed and
       transferred to other funding options .....    (334,765)     (508,070)     (836,154)     (552,294)     (710,595)     (997,515)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   3,871,946     4,177,838     3,521,075     4,244,612     6,451,430     7,049,926
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                      MFS TOTAL RETURN        PIONEER STRATEGIC INCOME     SMITH BARNEY AGGRESSIVE
                                                          PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   5,800,484     6,556,445       933,064     1,195,442     8,430,549     9,285,542
     Accumulation units purchased and
       transferred from other funding options ...     370,196       268,420        23,224        80,714     1,008,482     1,794,116
     Accumulation units redeemed and
       transferred to other funding options .....    (397,718)   (1,024,381)     (100,205)     (343,092)   (2,216,066)   (2,649,109)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   5,772,962     5,800,484       856,083       933,064     7,222,965     8,430,549
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                        SMITH BARNEY                                         SMITH BARNEY LARGE
                                                    INTERNATIONAL ALL CAP      SMITH BARNEY LARGE CAP       CAPITALIZATION GROWTH
                                                      GROWTH PORTFOLIO             VALUE PORTFOLIO                PORTFOLIO
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
      Accumulation units beginning of year ......      32,427            --       100,041        83,624       126,606        21,357
      Accumulation units purchased and
        transferred from other funding options ..       9,477        33,291        34,632        20,418        65,700       109,154
      Accumulation units redeemed and
        transferred to other funding options ....      (2,439)         (864)      (18,988)       (4,001)      (36,100)       (3,905)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
      Accumulation units end of year ............      39,465        32,427       115,685       100,041       156,206       126,606
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                               EMERGING GROWTH
                                                  SMITH BARNEY MID CAP CORE     COMSTOCK PORTFOLIO -             PORTFOLIO -
                                                          PORTFOLIO                CLASS II SHARES             CLASS II SHARES
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......     331,586       371,898       268,726       212,379        18,511        13,851
     Accumulation units purchased and
       transferred from other funding options ...      26,378        77,789        58,777        77,943            --         4,660
     Accumulation units redeemed and
       transferred to other funding options .....     (47,116)     (118,101)      (61,279)      (21,596)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............     310,848       331,586       266,224       268,726        18,511        18,511
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   SMITH BARNEY SMALL CAP
                                                    GROWTH OPPORTUNITIES           EQUITY - INCOME           GROWTH PORTFOLIO -
                                                          PORTFOLIO           PORTFOLIO - INITIAL CLASS         INITIAL CLASS
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   2,838,653     3,006,576    16,607,822    20,973,425    10,250,956    12,273,459
     Accumulation units purchased and
       transferred from other funding options ...     148,523       398,448       897,414       867,838       149,548       279,018
     Accumulation units redeemed and
       transferred to other funding options .....    (532,831)     (566,371)   (4,463,782)   (5,233,441)   (2,541,327)   (2,301,521)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   2,454,345     2,838,653    13,041,454    16,607,822     7,859,177    10,250,956
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                   HIGH INCOME PORTFOLIO -      OVERSEAS PORTFOLIO -      CONTRAFUND(R) PORTFOLIO -
                                                        INITIAL CLASS               INITIAL CLASS               INITIAL CLASS
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   7,604,588     9,095,834     3,947,509     5,672,801    15,655,375    19,221,024
     Accumulation units purchased and
       transferred from other funding options ...     209,791     1,394,493       264,992        91,558       786,710       703,272
     Accumulation units redeemed and
       transferred to other funding options .....  (2,936,039)   (2,885,739)   (1,028,334)   (1,816,850)   (4,779,688)   (4,268,921)
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   4,878,340     7,604,588     3,184,167     3,947,509    11,662,397    15,655,375
                                                  ===========   ===========   ===========   ===========   ===========   ===========

                                                                                                               DYNAMIC CAPITAL
                                                  CONTRAFUND(R) PORTFOLIO -     INDEX 500 PORTFOLIO -     APPRECIATION PORTFOLIO -
                                                       SERVICE CLASS 2              INITIAL CLASS              SERVICE CLASS 2
                                                  -------------------------   -------------------------   -------------------------
                                                      2004          2003          2004          2003          2004          2003
                                                      ----          ----          ----          ----          ----          ----
     Accumulation units beginning of year .......   1,546,685     1,504,764    30,212,242    37,620,385         8,146            --
     Accumulation units purchased and
       transferred from other funding options ...     240,600       189,552       844,818     2,287,043        13,242         8,146
     Accumulation units redeemed and
       transferred to other funding options .....    (144,295)     (147,631)   (8,678,981)   (9,695,186)       (1,326)           --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
     Accumulation units end of year .............   1,642,990     1,546,685    22,378,079    30,212,242        20,062         8,146
                                                  ===========   ===========   ===========   ===========   ===========   ===========

8.   SCHEDULE OF ACCUMULATION UNITS
     FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                          COMBINED
                                                  -------------------------
                                                      2004          2003
                                                      ----          ----
     Accumulation units beginning of year ....... 294,574,178   364,658,141
     Accumulation units purchased and
       transferred from other funding options ...  11,328,819    19,726,331
     Accumulation units redeemed and
       transferred to other funding options ..... (72,012,827)  (89,810,294)
                                                  -----------   -----------
     Accumulation units end of year ............. 233,890,170   294,574,178
                                                  ===========   ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the First Citicorp Life Insurance Company and Owners of Variable Annuity Contracts of First Citicorp Life Variable Annuity Separate Account:

We have audited the accompanying statement of assets and liabilities of First Citicorp Life Variable Annuity Separate Account as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Citicorp Life Variable Annuity Separate Account as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                              INDEPENDENT AUDITORS

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of First Citicorp Life Variable Annuity Separate Account or shares of Separate Account FCLIC's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for First Citicorp Life Variable Annuity Separate Account product(s) offered by First Citicorp Life Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.























FCLIC    (Annual)    (12-04)    Printed in U.S.A.







                      FIRST CITICORP LIFE INSURANCE COMPANY

              Annual Audited Financial Statements - Statutory Basis

                           December 31, 2004 and 2003

               (with Independent Auditors' Report included herein)

                      First Citicorp Life Insurance Company

              Annual Audited Financial Statements - Statutory Basis

                                TABLE OF CONTENTS

                                                                         PAGE

Independent Auditors' Report                                             1

Financial Statements:

         Balance Sheets (statutory basis) - December 31, 2004 and 2003   2

         Statements of Operations (statutory basis) for the years ended
            December 31, 2004 and 2003                                   3

         Statements of Changes in Capital and Surplus (statutory basis)

            for the years ended December 31, 2004 and 2003               3

         Statements of Cash Flows (statutory basis) for the years ended
            December 31, 2004 and 2003                                   4

Notes to Financial Statements                                            5-14

Supplemental Schedule of Selected Financial Data as of
   and for the year ended December 31, 2004                              15-18

Appendix A - Summary Investment Schedule                                 19

Appendix B - Supplemental Investment Risks Interrogatories               20-23

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
First Citicorp Life Insurance Company:

We have audited the accompanying balance sheets (statutory basis) of First Citicorp Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statements of operations (statutory basis), changes in capital and surplus (statutory basis), and cash flows (statutory basis) for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements (statutory basis), the Company prepared these financial statements using accounting practices prescribed or permitted by the New York State Insurance Department, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of First Citicorp Life Insurance Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 2.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The information included on the supplementary schedule of selected financial data, the summary investment schedule and the supplemental investment risks interrogatories is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                  /s/ KPMG LLP

April 27, 2005

                      FIRST CITICORP LIFE INSURANCE COMPANY

                        Balance Sheets (statutory basis)

(At December 31, dollars in thousands except share data)                            2004             2003
                                                                                    ----             ----

Assets
       Bonds (including $24,532 and $14,507 subject to securities
           lending agreements at fair value) (fair value $287,903; $336,826)       $282,707        $326,988
       Cash and short-term investments                                               40,566          12,216
       Other invested assets, including receivable for securities                    20,168           2,089
                                                                                 ----------      ----------

Total cash and invested assets                                                      343,441         341,293
       Separate accounts                                                            318,044         374,135
       Investment income due and accrued                                              3,314           3,451
       Other assets                                                                     735             399
                                                                                 ----------      ----------

Total assets                                                                       $665,534        $719,278
                                                                                 ==========      ==========


Liabilities

       Aggregate reserves                                                          $226,332        $266,062
       Separate accounts                                                            318,044         374,135
       Securities lending                                                            25,545          14,996
       Asset valuation reserve                                                        2,528           1,806
       Payable for securities                                                        18,146              30
       Other liabilities                                                              7,799           7,445
                                                                                 ----------      ----------

Total liabilities                                                                   598,394         664,474
                                                                                 ----------      ----------

Capital and Surplus
       Common capital stock ($5 par value; 400,000
           shares authorized, issued and outstanding)                                 2,000           2,000
       Gross paid in and contributed surplus                                         42,000          42,000
       Unassigned funds                                                              23,140          10,804
                                                                                 ----------      ----------

Total capital and surplus                                                            67,140          54,804
                                                                                 ----------      ----------

Total liabilities and capital and surplus                                          $665,534        $719,278
                                                                                 ==========      ==========


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Operations (statutory basis)

(For the years ended December 31, in thousands)                         2004                   2003
                                                                        ----                   ----

Revenues
       Premiums and other considerations                                  $2,706               $7,195
       Net investment income                                              15,795               18,199
       Other revenues                                                      5,031                4,627
                                                                 ---------------      ---------------

           Total revenues                                                 23,532               30,021
                                                                 ---------------      ---------------

Benefits and expenses
       Current and future insurance benefits                              97,122              100,938
       Net transfers from separate accounts                              (80,962)             (80,618)
       Other insurance and corporate expenses                                979                1,448
                                                                 ---------------      ---------------

           Total benefits and expenses                                    17,139               21,768
                                                                 ---------------      ---------------

Net gain from operations before federal income taxes                       6,393                8,253

Federal income taxes incurred                                                903                2,595
                                                                 ---------------      ---------------


Net gain from operations after federal income taxes and before
realized capital gains (losses)                                            5,490                5,658

Net realized capital gains                                                 3,695                2,636
                                                                 ---------------      ---------------

Net income                                                                $9,185               $8,294
                                                                 ===============      ===============


         Statements of Changes in Capital and Surplus (statutory basis)

(For the years ended December 31, in thousands)                         2004                   2003
                                                                        ----                   ----

Capital and surplus - December 31, previous year                         $54,804              $47,938
       Net income                                                          9,185                8,294
       Net unrealized capital gains                                            6                    -
       Change in net deferred income taxes                                (3,487)              (2,055)
       Change in non-admitted assets and related items                     4,434                2,433
       Change in asset valuation reserve                                    (721)              (1,806)
       Correction of prior years error                                     2,919                    -
                                                                 ---------------      ---------------

           Net change in capital and surplus for the year                 12,336                6,866
                                                                 ---------------      ---------------

Capital and surplus - December 31, current year                          $67,140              $54,804
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                   Statements of Cash Flows (statutory basis)

(For the years ended December 31, in thousands)                         2004                   2003
                                                                        ----                   ----

Cash from Operations
       Premiums collected net of reinsurance                              $2,697               $7,250
       Net investment income                                              18,456               20,324
       Miscellaneous income                                                5,660                5,160
                                                                 ---------------      ---------------

           Total revenues received                                        26,813               32,734
                                                                 ---------------      ---------------

       Benefits and loss related payments                                136,748              134,850
       Net transfers from separate accounts                              (82,481)             (82,513)
       Federal income taxes paid                                             925                1,727
       Commissions, expenses paid                                          1,312                5,726
                                                                 ---------------      ---------------

           Total benefits and expenses paid                               56,504               59,790
                                                                 ---------------      ---------------

Net cash used in operations                                              (29,691)             (27,056)
                                                                 ---------------      ---------------

Cash from Investments
    Proceeds from investments sold, matured or repaid
       Bonds                                                             103,296              238,269
       Stocks                                                                  9                    3
       Investment sales receivable/purchases payable                      18,116                    -
                                                                 ---------------      ---------------

           Total investment proceeds                                     121,421              238,272
                                                                 ---------------      ---------------

    Cost of investments acquired
       Bonds                                                              59,161              228,417
       Stocks                                                                  8                   75
       Investment sales receivable/purchases payable                      18,116               19,213
                                                                 ---------------      ---------------

           Total investments acquired                                     77,285              247,705
                                                                 ---------------      ---------------

Net cash provided by (used in) investments                                44,136               (9,433)
                                                                 ---------------      ---------------

Cash from Financing and Miscellaneous Sources
    Cash provided (applied)
       Net deposits on deposit-type contracts                               (539)                 186
       Securities lending                                                 10,549               (9,420)
       Other cash provided                                                 3,895                1,253
                                                                 ---------------      ---------------

Net cash provided by (used in) financing and
  miscellaneous sources                                                   13,905               (7,981)
                                                                 ---------------      ---------------

Net change in cash and short-term investments                             28,350              (44,470)

Cash and short-term investments, beginning of year                        12,216               56,686
                                                                 ---------------      ---------------

Cash and short-term investments, end of year                             $40,566              $12,216
                                                                 ===============      ===============


               See notes to financial statements (statutory basis)

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

1.  ORGANIZATION

First Citicorp Life Insurance Company (the Company) is a wholly owned subsidiary of Citicorp Life Insurance Company (CLIC), an Arizona domiciled company and an indirect subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The Company is a New York domiciled life and health company with licenses in New York, Arizona, Connecticut and Delaware. In 1998 the Company entered into third party reinsurance agreements to cede all risk on ordinary life, group life and accident and health insurance. This business, along with the credit life and credit health business, is in runoff status. In addition, on June 7, 2003, the Company ceased taking applications for new annuity policies, and the annuity line of business is now in runoff status.

On January 31, 2005, Citigroup announced that it had agreed to sell The Company, The Travelers Insurance Company (TIC), The Travelers Life and Annuity Company, CLIC, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during the 2005 second or third quarter.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York requires that insurance companies domiciled in New York prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL - version effective January 1, 2001 (the revised Manual) and subsequent revisions, subject to certain deviations prescribed or permitted by the New York Superintendent of Insurance.

The State of New York modified or did not adopt certain NAIC Statements of Statutory Accounting Principles (SSAP) and provided additional New York specific guidance that differs from those in the revised Manual. The various deviations are provided in New York Regulation 172 Parallel Citation and First Amendment to Regulation 172 (issued in 2001 (NYSAP) and updated in 2002 and 2003) and Second Amendment to Regulation 172, issued in 2003. There were no differences reported in 2004 or 2003.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of certain assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and benefits and expenses during the reporting period. Actual results could differ from those estimates.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SSAP differs in certain respects from generally accepted accounting principles in the United States of America (GAAP). The differences, which could be significant, primarily relate to:

-----------------------------------------------------------------------------------------------------------------------
                                                            SSAP                                   GAAP
                                             -----------------------------------    -----------------------------------
A.      Bonds                                NAIC designations 1-5 carried at       Carried at either amortized cost
                                             amortized cost and values              or fair value depending upon
                                             prescribed by the NAIC.  NAIC          classification "as held to
                                             designation 6 reported at the          maturity" or "available for sale".
                                             lower of amortized cost or NAIC
                                             value.

B.                                           Acquisition costs Expensed as
                                             incurred. Capitalized and
                                             amortized over specific periods.

C.                                           Non-admitted assets Excluded from
                                             balance sheet. Not applicable

D.      Insurance reserves                   Statutory mortality, morbidity         Different mortality and interest
                                             and interest assumptions, without      assumptions including withdrawal
                                             consideration for withdrawals,         characteristics; carried gross
                                             carried net of reinsurance.            before reinsurance, with a
                                                                                    corresponding asset for
                                                                                    reinsurance recoverable.

E.      Asset valuation reserve              Reserve calculated based upon          Not applicable
                                             risk associated with particular
                                             asset classes.

F.      Interest maintenance reserve         Reserve based upon realized gains      Not applicable
                                             or losses attributed to changes
                                             in interest rates.

G.      Deferred taxes                       SSAP measures the difference           GAAP uses a more likely than not
                                             between the tax basis in assets        standard to determine the recoverability
                                             and liabilities.  Changes in           of DTAs and the change in deferred
                                             deferred tax assets and                taxes is included in the
                                             liabilities are charges directly       tax provision and in operations.
                                             to surplus.  Recognition of a
                                             deferred tax asset (DTA) for SSAP
                                             is determined by a reversal and
                                             recoverability test for items
                                             recoverable within one year.

H. Comprehensive income                      Not applicable                         Components disclosed on face
                                                                                    of financial statements.

-----------------------------------------------------------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds generally are stated at amortized cost, except bonds with ratings of NAIC 6 that are in or near default which are stated at the lower of amortized cost or NAIC value. The difference is booked as an unrealized loss. Amortization is calculated using the constant yield method. Included in bonds are loan-backed and structured securities which are amortized using the retrospective method. The effective yield used to determine amortization for this asset class is calculated based on actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Short-term investments are stated at amortized cost. Short-term investments with less than 90 days maturity are considered cash equivalents.

Other invested assets primarily include receivables for securities which are stated at NAIC value.

Due and accrued investment income over 90 days on bonds and short-term investments is non-admitted and excluded from investment income. There is no non-admitted interest at December 31, 2004.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company did not have open derivative financial instruments at December 31, 2004 or at December 31, 2003.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are calculated based upon specific identification of the investments sold and include specific impairments. Other than temporary impairments are determined based on the continual review of investment portfolio valuations. These gains and losses, except for those transferred to the Interest Maintenance Reserve (IMR), are reported in net income.

In compliance with regulatory requirements, the Company maintains an Asset Valuation Reserve (AVR) and an IMR. The AVR is designed to address the default and equity risks on the majority of the Company's invested assets. The principal function of the AVR is to shield statutory net worth from credit losses on fixed income investments carried at amortized values and to cushion statutory capital and surplus from realized and unrealized gains and losses on equity investments. As of December 31, 2004 and 2003, the balance of the AVR was $2.5 million and $1.8 million, respectively. The IMR is designed to defer realized capital gains and losses due to interest rate changes on fixed income investments and to amortize those gains and losses, net of tax, into future income over the remaining life of the investments sold. The IMR at December 31, 2004 and 2003 were in negative positions at $(0.5) million and $(1.1) million, respectively and considered a non-admitted asset.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BENEFIT RESERVES

Benefit reserves are primarily comprised of individual annuity products that have been computed based upon statutorily prescribed mortality and interest assumptions. Interest rates range from 4.75% to 7.00%, with a weighted average rate of 5.45%.

PREMIUMS AND OTHER CONSIDERATIONS

Premiums and other considerations are recognized as revenues when due for life and health products and when received for annuity products. Reserves are established for the portion of premiums that will be earned in future periods.

SEPARATE ACCOUNTS

The separate account assets and liabilities represent segregated funds administered and invested by the Company for purposes of funding variable annuity contracts. Amounts assessed to the contractholders for management services are included in general account revenues. The investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. The assets of these separate accounts are carried at fair value. Net investment income and realized investment gains and losses for all separate accounts are excluded from revenues. Premiums and benefits are included in the statement of operations with a corresponding offset recorded in net transfers to or (from) separate accounts. An operating gain or loss is not recorded from these separate accounts.

3.  CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is subject to various regulatory restrictions that limit the maximum amount of dividends available to its parents without prior approval of insurance regulatory authorities in the state of domicile. A maximum of $5.5 million of statutory surplus is available in 2005 for dividends to CLIC without prior approval. The Company did not pay any dividends in 2004 or 2003.

During the fourth quarter of 2004, CLIC discovered an error in the methodology used to allocate fees prior to 2004 from CLIC to the Company. The result of this error was approximately $2.2 million in fees that were not allocated from CLIC to the Company. The impact on 2003 earnings was $300 thousand after tax.
The impact on assets and liabilities for this transaction was insignificant at December 31, 2004.

The State of New York utilizes risk based capital (RBC) requirements developed by the NAIC as minimum capital requirements to identify companies that merit further regulatory action. At December 31, 2004, the Company had adjusted capital in excess of amounts requiring any regulatory action.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  INVESTMENTS

BONDS

--------------------------------------------------------------------------------------------------------------
Bonds by investment type                                                                 Excess of book value
                                                                                          over fair value (-)
        (in thousands)                             Book/Adjusted                                           or
                                                        Carrying               Fair      Fair value over book
                                                           Value              Value                 Value (+)
--------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2004
U.S. government agencies                                 $54,913            $55,616                      $703
All other governments                                        963              1,027                        64
Special revenue and special
     assessment obligations                               45,886             47,223                     1,337
Public utilities                                           9,825             10,280                       455
Industrial and miscellaneous                             171,120            173,757                     2,637
--------------------------------------------------------------------------------------------------------------
                 Total Bonds                            $282,707           $287,903                    $5,196
--------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
U.S. government agencies                                 $72,506            $74,543                    $2,037
All other governments                                      1,176              1,232                        56
Special revenue and special
     assessment obligations                               63,207             65,020                     1,813
Public utilities                                          10,496             10,717                       221
Industrial and miscellaneous                             179,603            185,314                     5,711
--------------------------------------------------------------------------------------------------------------
                 Total Bonds                            $326,988           $336,826                    $9,838
--------------------------------------------------------------------------------------------------------------

Fair market values for bonds are based upon quoted market prices or dealer quotes, or, if quoted prices are not available, discounted expected cash flows using market rates that are commensurate with the credit quality and maturity of the investment. The statement value and fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Maturities of loan-backed and structured securities are based upon the period over which their repayments are expected. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

--------------------------------------------------------------------------------
Maturity Distribution
                                              Book/Adjusted                Fair
      (in thousands)                         Carrying Value               Value
--------------------------------------------------------------------------------
1 year or less                                      $44,560             $45,270
After 1 year through 5 years                        182,234             185,458
After 5 years through 10 years                       26,460              26,663
After 10 years                                       29,453              30,512
--------------------------------------------------------------------------------
                                                   $282,707            $287,903
--------------------------------------------------------------------------------

Proceeds from sales and maturities of bonds were $103.3 million and $238.3 million during 2004 and 2003, respectively. Gross gains of $2.9 million and $2.4 million in 2004 and 2003, respectively, and gross losses of $0.5 million and $1.3 million in 2004 and 2003, respectively, were realized on those sales.

Additional losses, due to other than temporary declines, were insignificant in both 2004 and 2003.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  INVESTMENTS (CONTINUED)

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches that are protected against prepayment risk, including planned amortization class
(PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff; however, the Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs with a fair value of $19.2 million and $23.9 million, respectively, which are included in bonds. As of December 31, 2004 and 2003, approximately 18% and 19%, respectively, of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities. In addition, the Company held $44.3 million and $61.3 million of GNMA, FNMA or FHLMC mortgage-backed securities at December 31, 2004 and 2003, respectively. The Company also held $24.9 million and $42.8 million of asset-backed securities at December 31, 2004 and 2003, respectively.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the fair value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the collateral related to these loaned securities. At December 31, 2004 and 2003, the Company held collateral of $25.5 million and $15.0 million, respectively.

The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

At December 31, 2004 and 2003, investments with a cost greater than fair market value were insignificant.

The Company maintains Special Deposits for the benefit of its policyholders. At December 31, 2004 and 2003, these amounts were insignificant.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)


4.  INVESTMENTS (CONTINUED)

CONCENTRATIONS

Included in bonds is a concentration in medium and lower quality assets totaling $10.2 million and $19.2 million at December 31, 2004 and 2003, respectively. The Company defines medium and lower quality assets in accordance with NAIC guidelines, which is NAIC 3-6.

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for bonds often includes pledges of assets, including stock and other assets, guarantees and letters of credit.

5.  LIABILITIES SUBJECT TO DISCRETIONARY WITHDRAWAL

At December 31, 2004 and 2003, the Company had $544 million and $639 million of life and annuity product deposit funds and reserves, including separate accounts liabilities. Of that total, $8 million and $6 million is not subject to discretionary withdrawal based on contract terms and related market conditions. Of the remaining life and annuity related liabilities, $102 million and $145 million are surrenderable at book value less surrender charges of 5% or more, $315 million and $369 million are surrenderable at fair value and $119 million and $119 million are surrenderable without charge at the end of 2004 and 2003, respectively.

6.  REINSURANCE

The Company has assumed Group Life and Accident and Health (including Credit) Insurance from other companies in areas where the Company had or has limited authority to write business. A commission is paid to the ceding company based upon net written premiums.

The Company also participates in reinsurance in order to limit losses, minimize exposure to large risks and to effect business-sharing arrangements. Reinsurance is accomplished primarily through yearly renewable term coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

A summary of reinsurance financial data is presented below:
      (IN THOUSANDS)
      -----------------------------------------------------------------------
      PREMIUMS                                        2004             2003
      -----------------------------------------------------------------------
        Direct                                  $    3,891         $   8,549
        Assumed                                        448               506
        Ceded                                       (1,633)           (1,860)

      TOTAL NET PREMIUMS                        $    2,706         $   7,195
      ----------------------------------------------------------------------

      Balance sheet impact:
        Aggregate reserves
           Assumed                              $      310         $    387
           CEDED                                    (1,710)          (5,079)
      -----------------------------------------------------------------------

      Life insurance in force:
       Assumed                                  $   21,855         $  23,995
       CEDED                                       (63,712)          (82,121)
      -----------------------------------------------------------------------

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES

------------------------------------------------------------------------------
(in thousands)                                           2004         2003
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Net income before federal income taxes                 $8,774          $9,524
Statutory tax rate                                        35%             35%
                                                   ---------------------------
Expected tax                                            3,071           3,333

Tax effect of:

Interest maintenance reserve                              186             130
Change in non-admitted assets                             186             131
Non-taxable investment income                            (367)           (305)
Other                                                       -              (5)
                                                   ---------------------------
Total statutory federal income taxes                   $3,076          $3,284
                                                   ===========================

Effective tax rate                                        35%             34%
Federal income taxes incurred                          $(411)          $1,229
Change in net deferred income taxes                     3,487           2,055
                                                   ---------------------------
Total statutory federal income taxes                   $3,076          $3,284
                                                   ===========================

Federal income taxes relating to net realized capital gains (losses) on the sale of investments were $(1.3) million in 2004 and $(1.4) million in 2003. These amounts differ from the expected statutory amounts primarily due to the different classification and timing of gains and losses for statutory reporting and tax reporting.

The Company's Federal income tax return is consolidated with its parent, CLIC. The method of allocation is subject to written agreement. Allocation is based upon separate taxable income calculations. Intercompany tax balances payable are settled annually.

Deferred taxes are included in other assets and other liabilities.

The main components of the 2004 and 2003 deferred tax amounts are as follows:

-------------------------------------------------------------------------------
(in thousands)                                             2004           2003
-------------------------------------------------------------------------------
Deferred tax assets:
       Policy, reinsurance and other reserves             $ 109         $  172
       Policy acquisition expenses                        1,329          1,582
       Investments                                        1,106          3,905
       Non-admitted assets                                  186            372
                                                     --------------------------
       Total deferred tax asset                           2,730          6,031
       Non-admitted deferred tax asset                   (1,362)        (5,265)
                                                     --------------------------
       Admitted deferred tax asset                       $1,368          $ 766
                                                     ==========================

 Deferred tax liabilities:
       Depreciation                                           3              3
       Investments                                          189              -
                                                     --------------------------
       Total deferred tax liabilities                       192              3
                                                     --------------------------
       Net admitted deferred tax asset                  $ 1,176          $ 763
                                                     ==========================

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

7.  TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

----------------------------------------------------------------------------------------
(in thousands)                                        2004           2003        Change
----------------------------------------------------------------------------------------
Total deferred tax asset                            $2,730        $ 6,031       $(3,301)
Total deferred tax liability                           192              3           189
                                               -----------------------------------------
Net deferred tax asset                              $2,538        $ 6,028       $(3,490)
                                               -----------------------------------------
Tax effect of unrealized gains                                                       3
                                                                          --------------
Change in net deferred income tax                                              $(3,487)
                                                                          ==============

As of December 31, 2004, the Company had a $2,488 thousand capital loss carry-forward expiring in 2009.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

        (in thousands)
        --------------
        2004      $  196
        2003      $2,184
        2002      $1,408


8.  RELATED PARTY TRANSACTIONS

The Company has entered into various service contracts with affiliates of the Company which cover management, investment, and information processing services. Expenses/(benefits) incurred under such agreements were ($1.0) million in 2004 and $1.2 million in 2003. As of December 31, 2004 and 2003, the Company had $2.2 million and $0.4 million of intercompany payables, which are settled monthly.

The Company utilizes the services of Citicorp Insurance Services, Inc., an affiliate, to provide administration of the credit insurance business. This amount was insignificant in 2004 and 2003.

9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Company does not have any financial instruments with off-balance sheet risk.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

At December 31, 2004 and 2003, investments in bonds have a fair value of $287.9 million and $336.8 million, and a carrying value of $282.7 million and $327.0 million, respectively.

The carrying value of $6.0 million and $3.8 million of financial instruments classified as other liabilities also approximates their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods including discounted cash flows and carrying value, as appropriate for the various financial instruments.

The carrying values of cash on hand and on deposit, cash equivalents, short-term investments, investment income due and accrued, and receivable for securities approximate their fair values.

                      FIRST CITICORP LIFE INSURANCE COMPANY

                 NOTES TO FINANCIAL STATEMENTS (statutory basis)

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION AND LEGAL PROCEEDINGS

In the normal course of business, the Company is a defendant or codefendant in various litigation matters. Although there can be no assurances, as of December 31, 2004, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.

In 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) about the Company's variable product operations on market timing, trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------


Investment income earned
       U. S. Government bonds                                                      $      2,644
       Bonds exempt from U. S. tax                                                            -
       Other bonds (unaffiliated)                                                        13,380
       Bonds of affiliates                                                                    -
       Preferred stocks (unaffiliated)                                                        3
       Preferred stocks of affiliates                                                         -
       Common stocks (unaffiliated)                                                           -
       Common stocks of affiliates                                                            -
       Mortgage loans                                                                         -
       Real estate                                                                            -
       Premium notes, policy loans and liens                                                  -
       Cash and cash equivalents                                                            156
       Short-term investments                                                               (5)
       Derivative instruments                                                                 -
       Other invested assets                                                                  -
       Aggregate write-ins for investment income                                              -
                                                                                  ---------------
           Gross investment income                                                 $     16,178
                                                                                  ===============

Real estate owned - book value less encumbrances                                   $          -

Mortgage loans - book value:
       Farm mortgages                                                              $          -
       Residential mortgages                                                                  -
       Commercial mortgages                                                                   -
                                                                                  ---------------
           Total mortgage loans                                                    $          -
                                                                                  ===============

Mortgage loans by standing - book value:
       Good standing                                                               $          -
       Good standing with restructured terms                                                  -
       Interest overdue more than 90 days, not in foreclosure                                 -
       Foreclosure in process                                                                 -

Other long-term assets - statement value                                           $          -

Bonds and stocks of parents, subsidiaries and affiliates - book value
       Bonds                                                                       $          -
       Preferred stocks                                                            $          -
       Common stocks                                                               $          -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

Bond and short-term investments by class and maturity:
       By maturity - statement value
           Due within one year or less                                             $     60,265
           Over 1 year through 5 years                                                  182,235
           Over 5 years through 10 years                                                 26,460
           Over 10 years through 20 years                                                15,219
           Over 20 years                                                                 14,234
                                                                                  --------------
                Total by maturity                                                  $    298,413
                                                                                  ==============
       By class - statement value
            Class 1                                                                $    212,076
            Class 2                                                                      76,092
            Class 3                                                                       1,498
            Class 4                                                                       1,836
            Class 5                                                                       6,821
            Class 6                                                                          90
                                                                                  --------------
                 Total by class                                                    $    298,413
                                                                                  ==============

       Total publicly traded                                                       $    273,623
       Total privately placed                                                      $     24,790
Preferred stocks - statement value                                                 $         37
Common stocks - market value                                                       $         12
Short-term investments - book value                                                $     15,706
Options, caps & floors owned - statement value                                     $          -
Options, caps & floors written and in force - statement value                      $          -
Collar, swap & forward agreements open - statement value                           $          -
Futures contracts open - current value                                             $          -
Cash and cash equivalents                                                          $     24,860

Life insurance in force:
       Industrial                                                                  $          -
       Ordinary                                                                    $     51,292
       Credit life                                                                 $    173,918
       Group life                                                                  $     34,275

Amount of accidental death insurance in force under
       Ordinary policies                                                           $          -

Life insurance policies with disability provisions in force:
       Industrial                                                                  $          -
       Ordinary                                                                    $          -
       Credit life                                                                 $          -
       Group life                                                                  $          -

Supplemental contracts in force:
           Ordinary - not involving life contingencies
           Amount on deposit                                                       $          -
           Income payable                                                          $          -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

       Ordinary - involving life contingencies
           Income payable                                                          $          -

       Group - not involving life contingencies
           Amount of deposit                                                       $          -
           Income payable                                                          $          -

       Group - involving life contingencies
           Income payable                                                          $          -

    Annuities:
       Ordinary

           Immediate - amount of income payable                                    $      1,204
           Deferred - fully paid account balance                                   $    539,742
           Deferred - not fully paid account balance                               $         27

       Group

           Amount of income payable                                                $          -
           Fully paid account balance                                              $          -
           Not fully paid account balance                                          $          -

    Accident and health insurance - premiums in force
           Ordinary                                                                $          -
           Group                                                                   $          -
           Credit                                                                  $         27

    Deposit funds and dividend accumulations
       Deposit funds - account balance                                             $          -
       Dividend accumulations - account balance                                    $          -

    Claim payments 2004
       Group accident and health
           2004                                                                    $          -
           2003                                                                    $          -
           2002                                                                    $          -
           2001                                                                    $          -
           2000                                                                    $          -
           Prior                                                                   $          -

       Other accident and health
           2004                                                                    $          -
           2003                                                                    $          -
           2002                                                                    $          -
           2001                                                                    $          -
           2000                                                                    $          -
           Prior                                                                   $          -

See accompanying Independent Auditors' Report

                      FIRST CITICORP LIFE INSURANCE COMPANY
                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
        AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2004 (statutory basis)
                                 (in thousands)
                               ------------------

       Other coverages that use developmental methods to calculate claim reserves
           2004                                                                    $          -
           2003                                                                    $          -
           2002                                                                    $          -
           2001                                                                    $          -
           2000                                                                    $          -
           Prior                                                                   $          -













See accompanying Independent Auditors' Report

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Notes to Financial Statements
       Statement of Investments as of December 31, 2004

The statutory financial statements and schedules of First Citicorp Life Insurance Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The statutory financial statements of First Citicorp Life Insurance Company include:

       Balance Sheets (statutory basis) as of December 31, 2004 and 2003 Statements of Operations (statutory basis) for the years ended December 31, 2004 and 2003
       Statement of Changes in Capital and Surplus (statutory basis) for the years ended December 31, 2004 and 2003
       Statements of Cash Flows (statutory basis) for the years ended December 31, 2004 and 2003
       Notes to Financial Statements (statutory basis)
       Supplemental Schedule of Selected Financial Data (statutory basis) as of and for the year ended December 31, 2004
       Summary Investment Schedule
       Supplemental Investment Risk Interrogatories

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Certified resolution of the board of directors of First Citicorp Life Insurance Company (the "Company") establishing First Citicorp Life Variable Annuity Separate Account (the "Separate Account").*

       2.         Not Applicable.

       3. Distribution and Principal Underwriting Agreement among the Company, the Separate Account and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

       4(a)       Contract Form.*

       4(b)       Individual Retirement Annuity Endorsement.*

       4(c)       403(b) Tax Sheltered Annuity Endorsement.*

       4(d) Annuity Contract Endorsement: Amendment of Annuity Income Option Tables.*

       4(e)       Variable Annuity Endorsement: Amendment of Contract
                  Provisions.***

       4(f)       Roth Individual Retirement Annuity Endorsement.****

       5.         Contract Application.**

       6(a)       Certificate of Incorporation of the Company.*

       6(b)       By-Laws of the Company.*

       7.         None.

       8(a) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and First Citicorp Life Insurance Company*

       8(b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and First Citicorp Life Insurance Company.**

       8(c) Participation Agreement Among MFS Variable Insurance Trust, First Citicorp Life Insurance Company and Massachusetts Financial Services Company.**

       8(d) Participation Agreement By and Among AIM Variable Insurance Funds, Inc. and First Citicorp Life Insurance Company, on Behalf of Itself and First Citicorp Life Variable Annuity Separate Account.**

       8(e) Participation Agreement Among CitiFunds and First Citicorp Life Insurance Company.**

       8(f) Participation Agreement Between Variable Annuity Portfolios and First Citicorp Life Insurance Company.**

       8(g) Administrative Services Agreement between Citicorp Insurance Services, Inc. and First Citicorp Life Insurance Company with Addendums.*

       8(h) Participation Agreement Among First Citicorp Life Insurance Company, First Citicorp Life Variable Annuity Separate Account and The Travelers Series Trust, High Yield Bond Trust and Money Market Portfolio. (Incorporated herein by reference to Exhibit 8(f) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71379 filed April 27, 2001.)

       9.         Opinion and Consent of Catherine S. Mulholland, Esq.
                  (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 9 to the Registration Statement filed May 1, 2000.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11          Not Applicable.

      12.         None.

      14          Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for Frederick W. Bradley, Jr., Elizabeth C. Craig, Carl W. Desch, George C. Kokulis, Glenn D. Lammey, Alice B.Leopold-Benintendi, Marla Berman Lewitus, Frederic Thomas, Jr., David A. Tyson and John W. Walbridge. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-71377 filed April 27, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Sue B. Dorn and Kathleen A. Preston. (Incorporated herein by reference to Exhibit 14 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-71377 filed April 26, 2002.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for David P. Marks. Filed herewith.

* Incorporated herein by reference to the registrant's Post-Effective Amendment No. 2 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 29, 1996(File 33-83354)

** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 3 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on November 8, 1996 (File 33-83354).

*** Incorporated herein by reference to the registrant's Post-Effective Amendment No. 7 to the Registration Statement filed with the Securities and Exchange Commission via EDGARLINK on April 27, 1998 (File 33-83354).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS

Frederick W. Bradley, Jr.                      Elizabeth C. Craig

Sue B. Dorn                                    Alice B. Leopold-Benintendi

Glenn D. Lammey                                Kathleen L. Preston

Marla Berman Lewitus                           John M. Walbridge

Frederic W. Thomas, Jr.

David P. Marks

OFFICERS

Kathleen L. Preston*                           President and Chief Executive Officer

Glenn D. Lammey*                               Senior Executive Vice President and Chief Financial Officer, Chief
                                               Accounting Officer

David P. Marks                                 Executive Vice President and Chief Investment Officer

Edward W. Cassidy*                             Executive Vice President

Marla Berman Lewitus*                          Senior Vice President and General Counsel

William Krivoshik*                             Senior Vice President and Chief Information Officer

Winifred Grimaldi*                             Senior Vice President

Richard Bush*                                  Vice President - Taxes

David A. Golino*                               Vice President and Controller

Donald R. Munson, Jr.*                         Vice President

Judith A. Addazio*                             Treasurer

Elliot Wohl**                                  Vice President

Linn K. Richardson*                            Second Vice President and Appointed Actuary

Ernest J. Wright*                              Secretary

Kathleen A. McGah*                             Assistant Secretary


Principal Business Address:


*      One Cityplace, Hartford, CT 06103-3415
**     334 West 34th Street, New York, New York 10011

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, there were 5,479 Contract Owners.

ITEM 28.      INDEMNIFICATION

The Bylaws of First Citicorp Life Insurance Company provide in Article VIII as follows:

(a) The Corporation shall indemnify any person made a party to an action or proceeding by or in the right of the Corporation to procure a judgment in its favor, by reason of the fact that he, his testator or intestate, is or was a director or officer or employee of the Corporation against the reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense of such action or proceeding, or in connection with an appeal therein, except in relation to matters as to which such person is adjudged to have breached his duty to the Corporation; and

(b) The Corporation shall indemnify any person made, or threatened to be made a party to an action or proceeding other than one by or in the right of the Corporation to procure a judgement in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind domestic or foreign, which any director or officer or employee of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he, his testator or intestate, was a director or officer or employee of the Corporation, or served such other corporation in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such person acted in good faith, for a purpose which he reasonably believed to be in the best interests of the Corporation and, in criminal actions, or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The

Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities and Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 333 West 34th Street New York, New York and One Tower Square, Hartford, Connecticut

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref.

       No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
       (4) of that letter will be complied with.

(e) First Citicorp Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Citicorp Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut, on this 2nd day of May, 2005.



              FIRST CITICORP LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                                  (Registrant)

                      FIRST CITICORP LIFE INSURANCE COMPANY
                                   (Depositor)




                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 2nd day of May, 2005.



*FREDERICK W. BRADLEY, JR                                                  Director
---------------------------------------------------------
(Frederick W. Bradley, Jr.)

*ELIZABETH C. CRAIG                                                        Director
---------------------------------------------------------
(Elizabeth C. Craig)

*SUE B. DORN                                                               Director
---------------------------------------------------------
(Sue B. Dorn)

* KATHLEEN L. PRESTON                                                      Director, President and Chief Executive
---------------------------------------------------------                  Officer (Principal Executive Officer)
(Kathleen L. Preston)

*GLENN D. LAMMEY                                                           Director, Senior Executive Vice
---------------------------------------------------------                  President and Chief Financial Officer,
(Glenn D. Lammey)                                                          Chief Accounting Officer (Principal
                                                                           Financial Officer)

ALICE B. LEOPOLD-BENINTENDI                                                Director
---------------------------------------------------------
(Alice B. Leopold-Benintendi)

*MARLA BERMAN LEWITUS                                                      Director
---------------------------------------------------------
(Marla Berman Lewitus)

*FREDERIC W. THOMAS, JR.                                                   Director
---------------------------------------------------------
(Frederic W. Thomas, Jr.)

*DAVID P. MARKS                                                            Director
---------------------------------------------------------
(David P. Marks)

*JOHN M. WALBRIDGE                                                         Director
---------------------------------------------------------
(John M. Walbridge)



*By:   /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX



  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm

      14.        Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                 McGah as signatory for David P. Marks.